      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 28, 2004


                                                     REGISTRATION NOS. 33-21677;
                                                                        811-5547

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       PRE-EFFECTIVE AMENDMENT NO.     / /

                       POST-EFFECTIVE AMENDMENT NO. 48 /X/


                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                            AMENDMENT NO. 51       /X/


                                  LAUDUS TRUST
               (Exact Name of Registrant as Specified in Charter)

                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
               (Address of Principal Executive Offices) (Zip code)

                                  800.447.3332
              (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:              Copies to:
--------------------------------------              ----------
JANA D. THOMPSON                                    THOMAS S. HARMAN, ESQ.
Charles Schwab Investment Management, Inc.          Morgan, Lewis & Bockius LLP
101 Montgomery Street                               1111 Pennsylvania Avenue, NW
San Francisco, CA 94104                             Washington, D.C. 20004

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):

/ /  Immediately upon filing pursuant to paragraph (b)

/ /  On (date) pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)

/X/  On July 30, 2004 pursuant to paragraph (a)(1)

/ /  75 days after filing pursuant to (a)(2)
/ /  On (date) pursuant to paragraph (a)(2) of Rule 485

PROSPECTUS                                                        LAUDUS
July 31, 2004                                                     FUNDS

                                                             COMMAND PERFORMANCE


LAUDUS ROSENBERG U.S. EQUITY FUNDS
Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Growth Fund
Laudus Rosenberg U.S. Large Capitalization Value Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Fund


LAUDUS ROSENBERG INTERNATIONAL EQUITY FUNDS
Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Small Capitalization Fund
Laudus Rosenberg European Fund


LAUDUS ROSENBERG LONG/SHORT EQUITY FUNDS
Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund Laudus Rosenberg U.S. Long/Short Equity Fund
Laudus Rosenberg Global Long/Short Equity Fund
Laudus Rosenberg Value Long/Short Equity Fund


ADVISER
Charles Schwab Investment Management, Inc.

SUBADVISER
AXA Rosenberg Investment Management LLC

The Securities and Exchange Commission has not approved or disapproved of the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime. Please see the inside back cover of this prospectus for important privacy policy information.


SHAREHOLDER SERVICES
1.866.452.8387 Institutional Shares
1.866.452.8387 Registered Investment Professionals
1.800.447.3332 Investor and Adviser Shares www.laudusfunds.com

                                TABLE OF CONTENTS

                                                                                                 PAGE
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND SUMMARY OF PRINCIPAL RISKS              XX
LAUDUS ROSENBERG FUNDS
    U.S. LARGE CAPITALIZATION FUND                                                                 XX
    U.S. LARGE CAPITALIZATION GROWTH FUND (FORMERLY ENHANCED 500)                                  XX
    U.S. LARGE CAPITALIZATION VALUE FUND                                                           XX
    U.S. DISCOVERY FUND                                                                            XX
    U.S. SMALL CAPITALIZATION FUND                                                                 XX
    INTERNATIONAL EQUITY FUND                                                                      XX
    INTERNATIONAL SMALL CAPITALIZATION FUND                                                        XX
    EUROPEAN FUND                                                                                  XX
    U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND                                           XX
    U.S. LONG/SHORT EQUITY FUND                                                                    XX
    GLOBAL LONG/SHORT EQUITY FUND                                                                  XX
    VALUE LONG/SHORT EQUITY FUND                                                                   XX
FEES AND EXPENSES                                                                                  XX
PRINCIPAL RISKS                                                                                    XX
PERFORMANCE INFORMATION FOR THE SUBADVISER'S OTHER LARGE
CAPITALIZATION ACCOUNTS                                                                            XX
PERFORMANCE INFORMATION FOR THE SUBADVISER'S OTHER SMALL/MID
CAPITALIZATION ACCOUNTS                                                                            XX
PERFORMANCE INFORMATION FOR THE SUBADVISER'S OTHER EUROPEAN ACCOUNTS                               XX
THE SUBADVISER'S GENERAL INVESTMENT PHILOSOPHY                                                     XX
MANAGEMENT OF THE FUNDS                                                                            XX
MULTIPLE CLASSES                                                                                   XX
PURCHASING SHARES                                                                                  XX
INDIVIDUAL RETIREMENT ACCOUNTS                                                                     XX
REDEEMING SHARES                                                                                   XX
EXCHANGING AND CONVERTING SHARES                                                                   XX
HOW THE TRUST PRICES SHARES OF THE FUNDS                                                           XX
DISTRIBUTIONS                                                                                      XX
TAXES                                                                                              XX
OTHER INFORMATION                                                                                  XX
FINANCIAL HIGHLIGHTS                                                                               XX

             INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
                         AND SUMMARY OF PRINCIPAL RISKS

The following is a description of the investment objectives and principal investment strategies of the:

     -  Laudus Rosenberg U.S. Large Capitalization Fund
     -  Laudus Rosenberg U.S. Large Capitalization Growth Fund
     -  Laudus Rosenberg U.S. Large Capitalization Value Fund
     -  Laudus Rosenberg U.S. Discovery Fund
     -  Laudus Rosenberg U.S. Small Capitalization Fund
     -  Laudus Rosenberg International Equity Fund
     -  Laudus Rosenberg International Small Capitalization Fund
     -  Laudus Rosenberg European Fund
     -  Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund
     -  Laudus Rosenberg U.S. Long/Short Equity Fund
     -  Laudus Rosenberg Global Long/Short Equity Fund and
     -  Laudus Rosenberg Value Long/Short Equity Fund

(each a "Fund" and, collectively, the "Funds"). Each of the Funds is a series of Laudus Trust (the "Trust"), an open-end management investment company offering multiple portfolios with different investment objectives and strategies. Except as explicitly described otherwise, the investment objective and policies of each of the Funds may be changed without shareholder approval. The Funds are advised by Charles Schwab Investment Management, Inc. ("CSIM"). AXA Rosenberg Investment Management LLC ("AXA Rosenberg") acts as subadviser to the Funds.

This section also contains a summary of each Fund's principal risks. The principal risks of each Fund are identified and more fully discussed beginning on page XX. Please be sure to read this additional information BEFORE you invest.

                 LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

INVESTMENT OBJECTIVE
The Fund seeks a total return (capital appreciation and current income) greater than that of the Russell 1000 Index. In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States ("U.S. Large Capitalization Companies") and will generally exhibit a core or blend style of investing. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 1000(R) Index, which, as of June 30, 2004, included companies with market capitalizations between $XX million and $XX billion. The definition of U.S. Large Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 1000(R) Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies. The Russell 1000(R) Index consists of the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. The Fund favors stocks that appear attractive from the perspective of these two models while targeting a risk and industry profile that is similar to its Russell 1000(R) Index benchmark. While the success of the Fund relative to its benchmark will derive from the accuracy of AXA Rosenberg's stock selection models, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. The value of Fund shares may vary depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

RISK OF OVERWEIGHTING. This is the risk that, because the Fund invests primarily in U.S. Large Capitalization Companies, it may from time to time overweight investments in certain sectors or industries of the stock market and may suffer a loss because of general declines in the price of stocks in those sectors or industries.

PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page XX.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance. Performance information for accounts advised by AXA Rosenberg that have investment objectives, policies and strategies that are substantially similar to those of the Fund is provided on page XX.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES*

                               YEARLY PERFORMANCE

                     CALENDAR YEAR             ANNUAL RETURN (%)
                         2003                       25.40%

----------
   * For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of Institutional Shares was X.XX%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 14.49%, for the quarter ended 6/30/03, and its lowest quarterly return was -2.47%, for the quarter ended 3/31/03.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                               SINCE                  SINCE
                                                                                             INCEPTION              INCEPTION
                                                                                          OF INSTITUTIONAL         OF INVESTOR
                                                                         PAST ONE              SHARES                SHARES
                                                                           YEAR              (6/19/02)              (7/31/02)
                                                                         --------         -----------------        -----------
Institutional Shares*
     Return Before Taxes                                                   25.40%               4.51%                    --
     Return After Taxes on Distributions                                   25.33%               4.34%                    --
     Return After Taxes on Distributions and Sale of Fund Shares           16.59%               3.75%                    --
Investor Shares                                                            25.12%                 --                  13.74%
Russell 1000(R) Index**                                                    29.89%               8.38%                 17.76%

----------
   * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  ** Reflects no deduction for fees, expenses or taxes. The Russell 1000(R)
     Index is an unmanaged, weighted index of the stocks of the largest 1000 companies in the Russell 3000 Index that are traded principally in U.S. markets.

             LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND
                             (FORMERLY ENHANCED 500)

INVESTMENT OBJECTIVE
The Fund seeks to outperform the total return (capital appreciation and current income) of the Russell 1000(R) Growth Index. In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in U.S. markets ("U.S. Large Capitalization Companies") and will generally exhibit a "growth" style of investing. In selecting securities for the Fund, AXA Rosenberg will seek to match the capitalization profile of the Russell 1000(R) Growth Index, which, as of June 30, 2004, included companies with market capitalizations between $XX million and $XX billion. The definition of U.S. Large Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 1000(R) Growth Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. The Fund favors stocks that appear attractive from the perspective of these two models while targeting a risk and industry profile that is similar to its Russell 1000(R) Growth Index benchmark. While the success of the Fund relative to its benchmark will derive from the accuracy of AXA Rosenberg's stock selection models, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page XX.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES*
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

                    CALENDAR YEAR             ANNUAL RETURN (%)
                         2001                      -10.13%
                         2002                      -18.94%
                         2003                       26.22%

----------
   * For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of Institutional Shares was X.XX%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 14.12%, for the quarter ended 6/30/03, and its lowest quarterly return was -15.97%, for the quarter ended 9/30/02.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of its current and former benchmark, each a broad-based securities market index.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                         SINCE
                                                                      PAST ONE         INCEPTION
                                                                        YEAR            (6/7/00)
                                                                      --------         ---------
Institutional Shares*
     Return Before Taxes                                                26.22%            -6.30%
     Return After Taxes on Distributions                                26.07%            -6.55%
     Return After Taxes on Distributions and Sale of Fund Shares        17.24%            -5.42%
Investor Shares**                                                       25.62%            -6.77%
Russell 1000(R) Growth Index+                                           29.75%           -14.77%
S&P 500 Index++                                                         28.70%            -6.14%

----------
   * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  ** Returns shown for Investor Shares prior to the inception of Investor Shares on 8/15/03 are those of the Institutional Shares, adjusted for the higher fees and expenses of Investor Shares.

  + Reflects no deduction for fees, expenses or taxes. The Russell 1000(R) Growth Index is the Fund's benchmark and is an unmanaged, weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
 ++ The Fund previously compared its returns to the S&P 500 Index, an unmanaged, weighted index of 500 U.S. industrial, transportation, utility and financial companies. As a result of a change in the Fund's investment policies, the Fund has changed the broad-based index against which its performance is compared to the Russell 1000 Growth Index in order to more accurately reflect the Fund's current investment policies.

              LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

INVESTMENT OBJECTIVE
The Fund seeks capital appreciation through investing in large capitalization value stocks.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States ("U.S. Large Capitalization Companies") and will generally exhibit a value style of investing. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 1000(R) Value Index, which, as of June 30, 2004, included companies with market capitalizations between $XX million and $XX billion. The definition of U.S. Large Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 1000(R) Value Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. In addition, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains which are taxed like ordinary income rather than long-term capital gain distributions.

The investment objective and policies of the Fund may be changed without shareholder approval unless explicitly stated otherwise.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

RISK OF OVERWEIGHTING. This is the risk that, because the Fund invests primarily in U.S. Large Capitalization Companies, it may from time to time overweight investments in certain sectors or industries of the stock market and may suffer a loss because of general declines in the price of stocks in those sectors or industries.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page X.

PERFORMANCE INFORMATION
The Fund has not provided performance information because it is not yet in operation.

                      LAUDUS ROSENBERG U.S. DISCOVERY FUND

INVESTMENT OBJECTIVE
The Fund seeks a return (capital appreciation and current income) greater than that of the Russell 2500 Index. In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in the common stocks of small and mid capitalization companies that are traded principally in the markets of the United States ("U.S. Small/Mid Capitalization Companies"). In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 2500 Index, which, as of June 30, 2004, included companies with market capitalizations between $XX million and $XX billion. The definition of U.S. Small/Mid Capitalization Companies may change from time to time to include the market capitalization of the largest company in the Russell 2500 Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of U.S. Small/Mid Capitalization Companies.

The Russell 2500 Index consists of the smallest 2500 companies in the Russell 3000 Index, and represents approximately 17% of the Russell 3000 Index's total market capitalization. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which AXA Rosenberg seeks to invest typically do not distribute significant amounts of company earnings to shareholders, AXA Rosenberg will place relatively greater emphasis on capital appreciation than on current income. As compared to investments in the securities of relatively larger companies, investments in securities of U.S. Small/Mid Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. See "Principal Risks--Small and/or Mid-Size Company Risk."

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models may, from time to time, produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. Although, as noted above, AXA Rosenberg's stock selection models may produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page XX.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance. Performance information for accounts advised by AXA Rosenberg that have investment objectives, policies and strategies that are substantially similar to those of the Fund is provided on page XX.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES*
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

                    CALENDAR YEAR             ANNUAL RETURN (%)
                         2002                      -3.95%
                         2003                      41.41%

----------
   * For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of Institutional Shares was X.XX%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 18.32%, for the quarter ended 6/30/03, and its lowest quarterly return was -13.22%, for the quarter ended 9/30/02.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                               SINCE
                                                                                             INCEPTION              SINCE
                                                                                                OF                INCEPTION
                                                                                           INSTITUTIONAL         OF INVESTOR
                                                                         PAST ONE              SHARES              SHARES
                                                                           YEAR               (9/4/01)            (10/3/01)
                                                                         --------          -------------         -----------
Institutional Shares*
     Return Before Taxes                                                   41.41%              15.37%                  --
     Return After Taxes on Distributions                                   41.06%              15.17%                  --
     Return After Taxes on Distributions and Sale of Fund Shares           27.15%              13.15%                  --
Investor Shares                                                            40.95%                 --                18.92%
Russell 2500 Index**                                                       45.51%              10.18%               16.32%

----------
   * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

  ** Reflects no deduction for fees, expenses or taxes. The Russell 2500 Index consists of the smallest 2500 securities in, and represents approximately 17% of the total market capitalization of, the Russell 3000 Index. (The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.)

                 LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE
The Fund seeks a return (capital appreciation and current income) greater than that of the Russell 2000 Index. In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in the common stocks of smaller companies that are traded principally in the markets of the United States ("U.S. Small Capitalization Companies"). In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 2000 Index, which as of June 30, 2004, included companies with market capitalizations between $XX million and $XX billion. The definition of U.S. Small Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 2000 Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of U.S. Small Capitalization Companies.

The Russell 2000 Index consists of the smallest 2000 companies in the Russell 3000 Index, and represents approximately 8% of the Russell 3000 Index's total market capitalization. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which AXA Rosenberg seeks to invest typically do not distribute significant amounts of company earnings to shareholders, AXA Rosenberg will place relatively greater emphasis on capital appreciation than on current income. As compared to investments in the securities of relatively larger companies, investments in securities of U.S. Small Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. See "Principal Risks--Small and/or Mid-Size Company Risk."

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. Although, as noted above, AXA Rosenberg's stock selection models may, from time to time, produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

FUNDAMENTAL POLICY. It is a fundamental policy of the Fund, which may not be changed without shareholder approval, that at least 65% of the Fund's total assets will be invested in U.S. Small Capitalization Companies.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

SMALL COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with relatively small market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page XX.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES*
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

                    CALENDAR YEAR        ANNUAL RETURN (%)
                         1994                  5.41%
                         1995                 38.18%
                         1996                 26.53%
                         1997                 30.63%
                         1998                 -4.03%
                         1999                 15.00%
                         2000                  5.19%
                         2001                 10.73%
                         2002                 -5.47%
                         2003                 40.51%

----------
   * For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of Institutional Shares was X.XX%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 17.26%, for the quarter ended 6/30/03, and its lowest quarterly return was
- 17.82%, for the quarter ended 9/30/98.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                                             SINCE         SINCE
                                                                                                           INCEPTION     INCEPTION
                                                                            PAST       PAST       PAST    OF INVESTOR    OF ADVISER
                                                                            ONE        FIVE        10        SHARES         SHARES
                                                                            YEAR       YEAR       YEAR     (10/22/96)     (1/21/97)
                                                                           ------     ------     ------    -----------    ----------
Institutional Shares*
     Return Before Taxes                                                   40.51%     12.21%     15.18%          --            --
     Return After Taxes on Distributions                                   40.12%     11.54%     11.94%          --            --
     Return After Taxes on Distributions and Sale of Fund Shares           26.84%     10.40%     11.22%          --            --
Investor Shares                                                            40.01%     11.92%        --        12.65%           --
Adviser Shares                                                             40.08%     11.95%        --           --         11.59%
Russell 2000 Index**                                                       47.25%      7.13%      9.47%        8.41%         7.44%

----------
   * After-tax returns are shown for Institutional Shares only and will vary for shares of the other classes of the Fund because those classes have higher expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  ** Reflects no deduction for fees, expenses or taxes. The Russell 2000 Index consists of the smallest 2000 securities in, and represents approximately 8% of the total market capitalization of, the Russell 3000 Index. (The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.)

                   LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks a total return (capital appreciation and current income) greater than that of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-EAFE Index"). In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in the securities of large foreign companies. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the MSCI-EAFE Index which, as of June 30, 2004, included companies with market capitalizations greater than $XX million. Under normal circumstances, the Fund will invest at least 80% of its net assets (including for this purpose any borrowings for investment purposes) in securities of large foreign companies. Although the Fund invests primarily in securities of the companies that comprise the MSCI-EAFE Index, it may invest up to 40% of its assets in the securities of companies which are not part of the MSCI-EAFE Index but which have characteristics (such as industry classification and country of domicile) similar to those of companies included in the MSCI-EAFE Index.

The MSCI-EAFE Index is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 20 developed market countries from Europe, Australia, Asia and the Far East. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which AXA Rosenberg seeks to invest typically do not distribute significant amounts of company earnings to shareholders, it will place relatively greater emphasis on capital appreciation than on current income.

There are no prescribed limits on the Fund's geographic asset distribution; it has the authority to invest in securities traded in the markets of any country in the world. The Fund will typically invest in approximately 20 different countries across three regions: Europe, the Far East and Australia. Under normal market circumstances, the Fund's investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, the Fund may restrict the number of securities markets in which its assets will be invested. The Fund will not normally invest in securities of U.S. issuers traded on U.S. securities markets.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models may produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. Although, as noted above, AXA Rosenberg's stock selection models may, from time to time, produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

FOREIGN INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page XX.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES*
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

                CALENDAR YEAR             ANNUAL RETURN (%)
                    2001                     -19.98%
                    2002                     -11.96%
                    2003                      36.30%

----------
   * For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of Institutional Shares was X.XX%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 18.71%, for the quarter ended 6/30/03, and its lowest quarterly return was
- 19.83%, for the quarter ended 9/30/02.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                            SINCE
                                                                                          INCEPTION           SINCE
                                                                                             OF             INCEPTION
                                                                                        INSTITUTIONAL      OF INVESTOR
                                                                          PAST ONE          SHARES           SHARES
                                                                            YEAR           (6/7/00)         (12/5/00)
                                                                          --------      -------------      -----------
Institutional Shares*
     Return Before Taxes                                                   36.30%           -3.92%               --
     Return After Taxes on Distributions                                   36.08%           -4.62%               --
     Return After Taxes on Distributions and Sale of Fund Shares           23.87%           -3.73%               --
Investor Shares                                                            36.16%              --             -1.44%
MSCI-EAFE Index**                                                          39.17%           -5.51%            -2.33%

----------
   * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  ** Reflects no deduction for fees, expenses or taxes. The MSCI-EAFE Index is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 20 developed market countries from Europe, Australia, Asia and the Far East.

            LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE
The Fund seeks a return (capital appreciation and current income) greater than that of the Nomura Global Small Cap Index. In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities of smaller companies that are traded principally in markets outside the United States ("International Small Capitalization Companies"). In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Nomura Global Small Cap Index which, as of June 30, 2004, included companies with market capitalizations between $XX million and $XX billion.(1) The definition of International Small Capitalization Companies may change from time to time to correspond with the capitalization range of companies included in the Nomura Global Small Cap Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of International Small Capitalization Companies.

Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which AXA Rosenberg seeks to invest typically do not distribute significant amounts of company earnings to shareholders, it will place relatively greater emphasis on capital appreciation than on current income. Investments in securities of International Small Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. See "Principal Risks-Small and/or Mid-Size Company Risk."

There are no prescribed limits on the Fund's geographic asset distribution; it has the authority to invest in securities traded in securities markets of any country in the world. It is currently expected that the Fund will invest in approximately twenty-one different countries across three regions: Europe, the Pacific and North America (excluding the United States). Under normal market circumstances, the Fund's investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, the Fund may restrict the number of securities markets in which its assets will be invested. The Fund will not normally invest in securities of U.S. issuers traded on U.S. securities markets.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models may produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. Although, as noted above, AXA Rosenberg's stock selection models may, from time to time, produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

----------
(1) The Nomura Global Small Cap Index includes 21 developed countries:
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

SMALL COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

FOREIGN INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page XX.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES*
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

                   CALENDAR YEAR             ANNUAL RETURN (%)
                        1997                      -11.73%
                        1998                        4.12%
                        1999                       24.67%
                        2000                        5.11%
                        2001                      -18.41%
                        2002                        3.78%
                        2003                       57.22%

----------
   * For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of Institutional Shares was X.XX%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 21.72%, for the quarter ended 6/30/03 and its lowest quarterly return was
- 18.39%, for the quarter ended 9/30/98.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of a broad-based securities market index and the returns of an index with a similar investment orientation.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                                    SINCE              SINCE
                                                                                                  INCEPTION          INCEPTION
                                                                                               OF INSTITUTIONAL     OF INVESTOR
                                                                    PAST ONE     PAST FIVE          SHARES             SHARES
                                                                      YEAR         YEAR           (9/23/96)          (10/29/96)
                                                                    --------     ---------     ----------------     -----------
Institutional Shares*
   Return Before Taxes                                               57.22%        11.77%            6.77%                --
   Return After Taxes on Distributions                               57.04%        10.10%            5.44%                --
   Return After Taxes on Distributions and Sale of Fund Shares       37.42%         9.13%            4.98%                --
Investor Shares                                                      56.71%        11.45%              --               6.49%
Salomon Smith Barney World ex US EMI**                               53.73%         5.88%            4.18%              4.27%
Nomura Global Small Cap Index***                                     62.03%         8.15%            3.59%              3.63%

----------
   * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  ** Reflects no deduction for fees, expenses or taxes. The Salomon Smith Barney
     World ex US EMI is an unmanaged, broad-based index of non-U.S. small/mid-capitalization companies. The Index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K.
 *** Reflects no deduction for fees, expenses or taxes. The Nomura Global Small
     Cap Index (formerly the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S.) is the benchmark for the Laudus Rosenberg International Small Capitalization Fund. It is an unmanaged index of non-U.S. companies with market capitalizations up to $7.95 billion. The Index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K.

                         LAUDUS ROSENBERG EUROPEAN FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide total return (capital appreciation and current income) greater than that of the Morgan Stanley Capital International Europe Index (the "MSCI Europe Index"). In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in the equity securities of companies that are traded principally in developed markets across Europe. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in these securities. AXA Rosenberg may also utilize futures, options and other derivative instruments on the European stock indices to pursue the Fund's investment objective. Investments in issuers of foreign securities may involve higher risk than investments in securities of U.S. issuers. See "Principal Risks--Foreign (including European) Investment Risk."

The MSCI Europe Index is the equity index prepared by Morgan Stanley Capital International and is currently comprised of 15 developed European markets, including the United Kingdom, based on large and medium capitalization securities which are sorted by industry group and selected, at full value as determined by their market prices, on the basis of investability (as determined by size, long and short term volume and free float). Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which AXA Rosenberg seeks to invest typically do not distribute significant amounts of company earnings to shareholders, it will place relatively greater emphasis on capital appreciation than on current income.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. The Fund favors stocks that appear attractive from the perspective of these two models while targeting a risk and industry profile that is similar to its MSCI Europe Index benchmark. While the success of the Fund relative to its benchmark will derive from the accuracy of AXA Rosenberg's stock selection models, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

EUROPEAN INVESTMENT RISK. Investments in securities of European issuers involve certain risks that may be more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in European economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. A fund with European investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of some European countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, the euro and other foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK. As noted above, AXA Rosenberg may utilize derivative instruments, which are financial contracts whose value depends upon, or is derived from, the value of an underlying security or index. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant indices.

MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests a portion of its assets in the stocks of companies with mid-sized market capitalizations, which may be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees, as compared to companies with larger market capitalizations.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page XX.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance. Performance information with respect to other accounts advised by AXA Rosenberg that have investment objectives, policies and strategies that are substantially similar to those of the Fund is provided on page XX.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES*
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

                CALENDAR YEAR             ANNUAL RETURN (%)
                    2002                     -15.22%
                    2003                      40.30%

----------
   * For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of Institutional Shares was X.XX%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 22.62%, for the quarter ended 6/30/03, and its lowest quarterly return was
- 23.55%, for the quarter ended 9/30/02.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                           SINCE
                                                                       PAST ONE          INCEPTION
                                                                         YEAR            (7/23/01)
                                                                       --------          ---------
Institutional Shares*
     Return Before Taxes                                                40.30%             5.68%
     Return After Taxes on Distributions                                39.91%             5.20%
     Return After Taxes on Distributions and Sale of Fund Shares        26.67%             4.59%
Investor Shares**                                                       39.33%             5.06%
MSCI Europe Index+                                                      39.14%             5.20%

----------
   * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  ** Returns shown for Investor Shares prior to the inception of Investor Shares on 11/21/03 are those of the Institutional Shares, adjusted for the higher fees and expenses of Investor Shares.

   + Reflects no deduction for fees, expenses or taxes. The Morgan Stanley
     Capital International (MSCI) Europe Index is an unmanaged, weighted equity index comprised of 16 developed European markets, including the (MSCI) U.K., based on large and medium capitalization securities.

                 LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
                             LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES
The Fund attempts to achieve its investment objective by taking long positions in large and mid capitalization stocks principally traded in the markets of the United States that AXA Rosenberg has identified as undervalued and short positions in such stocks that it has identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in U.S. large and mid capitalization equity securities. When AXA Rosenberg believes that a security is undervalued relative to its peers, it may buy the security for the Fund's long portfolio. When AXA Rosenberg believes that a security is overvalued relative to its peers, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. AXA Rosenberg's investment strategy is to maintain approximately equal dollar amounts invested in long and short positions on a continual basis. By taking long and short positions in different stocks that are approximately equal in value, the Fund attempts to limit the effect of general stock market movements on its performance.

The Fund may achieve a positive return if the securities in its long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities underlying its short positions increase in value more than the securities in its long portfolio. AXA Rosenberg will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio. It is currently expected that the long and short positions of the Fund will be invested primarily in the 500 largest capitalization stocks principally traded in the markets of the United States.

Under normal circumstances, AXA Rosenberg's stock selection models will result in the Fund's long and short positions being overweighted in different business sectors (as well as different industries within sectors). In other words, the Fund may take long positions in a sector of the market that are not offset by short positions in that sector, and vice versa. Consequently, the Fund may have net exposures to different industries and sectors of the market, thereby increasing risk and the opportunity for loss should the stocks in a particular industry or sector not perform as predicted by AXA Rosenberg's stock selection models. AXA Rosenberg selects sectors to overweight or underweight based on a bottom-up evaluation of the stocks within a sector. If the stock selection models find most stocks within a sector to be attractive, then AXA Rosenberg would tend to overweight that sector. If the stock selection models find most stocks within a sector to be unattractive, then AXA Rosenberg would tend to engage in more short sales with respect to issuers in that sector. AXA Rosenberg's model optimizer then weighs the potential gain of a position against the risk in having overweighted/underweighted industry exposures (in addition to other risk measures) and suggests trades to improve the return and risk characteristics of the portfolio.

AXA Rosenberg uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models may produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. AXA Rosenberg attempts to moderate this value orientation and the effects on the Fund's performance of value and growth style swings in the broad market by applying a quantitative risk-control and portfolio optimization process. Of course, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because AXA Rosenberg could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

RISK OF SHORT SALES. AXA Rosenberg may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

RISK OF OVERWEIGHTING. This is the risk that, by overweighting investments in certain sectors or industries of the U.S. stock market, the Fund will suffer a loss because of general advances or declines in the prices of stocks in those sectors or industries.

STYLE RISK. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page XX.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES*
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

               CALENDAR YEAR             ANNUAL RETURN (%)
                    1999                       7.58%
                    2000                      -9.74%
                    2001                      11.18%
                    2002                      15.78%
                    2003                      -7.24%

----------
   * For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of Institutional Shares was X.XX%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 17.02%, for the quarter ended 9/30/01, and its lowest quarterly return was -9.01%, for the quarter ended 12/31/01.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns on 3-month U.S. Treasury Bills.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                                     SINCE
                                                                                                   INCEPTION         SINCE
                                                                                                      OF           INCEPTION
                                                                                                 INSTITUTIONAL    OF INVESTOR
                                                                       PAST ONE     PAST FIVE        SHARES          SHARES
                                                                         YEAR         YEAR         (10/19/98)      (11/11/98)
                                                                       --------     ---------    -------------    -----------
Institutional Shares*
   Return Before Taxes                                                  -7.24%        3.00%          4.19%            --
   Return After Taxes on Distributions                                  -7.24%        1.75%          2.92%            --
   Return After Taxes on Distributions and Sale of Fund Shares          -4.70%        1.75%          2.77%            --
Investor Shares                                                         -7.52%        2.70%            --           3.86%
3-Month U.S. Treasury Bills**                                            1.03%        3.34%          3.38%***       3.37%****

----------
   * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  ** Reflects no deduction for fees, expenses or taxes. U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.
 *** This information is provided as of 10/22/98.
**** This information is provided as of 11/12/98.

                  LAUDUS ROSENBERG U.S. LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES
The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that AXA Rosenberg has identified as undervalued and short positions in such stocks that it has identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in U.S. equity securities. When AXA Rosenberg believes that a security is undervalued relative to its peers, it may buy the security for the Fund's long portfolio. When AXA Rosenberg believes that a security is overvalued relative to its peers, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. AXA Rosenberg's investment strategy is to maintain approximately equal dollar amounts invested in long and short positions on a continual basis. By taking long and short positions in different stocks that are overall approximately equal in value, the Fund attempts to limit the effect of general stock market movements on its performance.

The Fund may achieve a positive return if the securities in its long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities underlying its short positions increase in value more than the securities in its long portfolio. AXA Rosenberg will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

The Fund also seeks to construct a diversified portfolio that has, in addition to limited exposure to the U.S. equity market risk generally, near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid-capitalization stocks. This includes all but the 200 stocks principally traded in the markets of the United States with the largest market capitalizations. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with larger market capitalizations.

AXA Rosenberg uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models may produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. Of course, other factors, such as the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

Although, as noted above, AXA Rosenberg's stock selection models may produce a value style of investment, AXA Rosenberg attempts to moderate the Fund's value orientation and the effects on its performance of value and growth style swings in the broad market by applying a quantitative risk-control and portfolio optimization process. AXA Rosenberg attempts to limit further the risks associated with value/growth cycles by maintaining approximately equal dollar amounts of value securities in the Fund's long and short portfolios. For example, if the Fund holds 60% of the value of its long positions in value stocks, then, to the extent reasonably practicable, it will also hold approximately 60% of the value of its short positions in value stocks. This technique, in combination with the optimizer, is intended to significantly reduce, if not eliminate, the Fund's value orientation.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because AXA Rosenberg could make poor investment decisions about both the long and the short positions, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

RISK OF SHORT SALES. AXA Rosenberg may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees.

STYLE RISK. In order to moderate the Fund's value orientation, AXA Rosenberg attempts to maintain approximately equal dollar amounts in value stocks in its long and short portfolios. There is a risk, however, that the Fund's performance will exhibit a greater sensitivity to the value-growth cycle within the U.S. equity markets than is intended because AXA Rosenberg's style moderation policy does not provide perfect control over the extent of the Fund's value orientation.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page XX.

PERFORMANCE INFORMATION
This Fund does not have performance information because it is not yet operational.

                 LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES
The Fund attempts to achieve its investment objective by taking long positions in stocks from across all capitalization ranges that AXA Rosenberg has identified as undervalued and short positions in stocks that it has identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities. There are no prescribed limits on the Fund's geographic asset distribution; it has the authority to invest in securities traded in the markets of any country in the world.

The Fund's portfolio generally has an equally-weighted combination of four distinct long/short strategies--a value long/short strategy, a large/mid capitalization long/short strategy, a growth long/short strategy, and a European long/short strategy. The value long/short strategy, like the Laudus Rosenberg Value Long/Short Equity Fund, takes long positions in small and mid capitalization stocks AXA Rosenberg has identified as undervalued and short positions in those it has identified as overvalued. For the purposes of the preceding sentence, this includes all but the 200 stocks principally traded in the markets of the United States with the largest market capitalizations. The large/mid capitalization long/short strategy, like the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, takes long positions in large and mid capitalization stocks AXA Rosenberg has identified as undervalued and short positions in those it has identified as overvalued. For the purposes of the preceding sentence, this includes the 500 largest capitalization stocks principally traded in the markets of the United States. The growth long/short strategy takes long positions in growth stocks AXA Rosenberg has identified as undervalued and short positions in growth stocks it has identified as overvalued. For the purposes of the preceding sentence, this includes stocks that AXA Rosenberg determines to be in the growth portion of the broad U.S. equity market. The European long/short strategy takes long positions in stocks of European companies AXA Rosenberg has identified as undervalued and short positions in those it has identified as overvalued. For the purposes of the preceding sentence, this includes equity securities of companies that are traded principally in developed markets across Europe.

When AXA Rosenberg believes that a security is undervalued relative to its peers, it may buy the security for the Fund's long portfolio. When AXA Rosenberg believes that a security is overvalued relative to its peers, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. AXA Rosenberg's investment strategy is to maintain approximately equal dollar amounts invested in long and short positions on a continual basis. By taking long and short positions in different stocks that are approximately equal in value, the Fund attempts to limit the effect on its performance of general stock market movements in each geographical region within which it invests.

The Fund may achieve a positive return if the securities in its long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur a loss if the securities underlying its short positions increase in value more than the securities in its long portfolio. AXA Rosenberg will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

Under normal circumstances, AXA Rosenberg's stock selection models will result in the Fund's long and short positions being overweighted in different business sectors (as well as different industries within sectors). In other words, the Fund may take long positions in a sector of the market that are not offset by short positions in that sector, and vice versa. Consequently, the Fund may have net exposures to different industries and sectors of the market, thereby increasing risk and the opportunity for loss should the stocks in a particular industry or sector not perform as predicted by our stock selection models. AXA Rosenberg selects sectors to overweight or underweight based on a bottom-up evaluation of the stocks within a sector. If the stock selection models find most stocks within a sector to be attractive, then AXA Rosenberg would tend to overweight that sector. If the stock selection models find most stocks within a sector to be unattractive, then AXA Rosenberg would tend to engage in more short sales with respect to issuers in that sector. AXA Rosenberg's model optimizer then weighs the potential gain of a position against the risk in having overweighted/underweighted industry exposures (in addition to other risk measures) and suggests trades to improve the return and risk characteristics of the Fund's portfolio.

AXA Rosenberg uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders which exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, U.S. Treasury Bills are backed by the full faith and credit of the U.S. Government, U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models may produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. AXA Rosenberg attempts to moderate this value orientation and the effects on the Fund's performance of value and growth style swings in the broad market by applying a quantitative risk-control and portfolio optimization process. Of course, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because AXA Rosenberg could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general global stock market movements, capitalization ranges or other risk factors.

RISK OF SHORT SALES. AXA Rosenberg may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

FOREIGN INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

SMALL AND MID-SIZED COMPANY RISK. The Fund is subject to additional risk because it invests a portion of its assets in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

RISK OF OVERWEIGHTING. This is the risk that, by overweighting investments in certain sectors or industries of the stock market, the Fund will suffer a loss because of general advances or declines in the prices of stocks in those sectors or industries.

STYLE RISK. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page XX.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES*
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

                               CALENDAR YEAR             ANNUAL RETURN (%)
                                    2001                        3.92%
                                    2002                       22.39%
                                    2003                       -3.80%

----------
     * For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of Institutional Shares was X.XX%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 21.90%, for the quarter ended 9/30/01, and its lowest quarterly return was -11.77%, for the quarter ended 12/31/01.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns on 3-month U.S. Treasury Bills.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                           SINCE
                                                                                         INCEPTION          SINCE
                                                                                            OF            INCEPTION
                                                                                        INSTITUTIONAL    OF INVESTOR
                                                                           PAST ONE        SHARES          SHARES
                                                                             YEAR         (9/29/00)       (8/23/01)
                                                                           --------     -------------    ------------
Institutional Shares*
     Return Before Taxes                                                    -3.80%         5.46%              --
     Return After Taxes on Distributions                                    -3.80%         4.65%              --
     Return After Taxes on Distributions and Sale of Fund Shares            -2.47%         4.14%              --
Investor Shares                                                             -4.16%           --             5.40%
3-Month U.S. Treasury Bills**                                                1.03%         2.34%***         1.46%

----------
  * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ** Reflects no deduction for fees, expenses or taxes. U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.
***  This information is provided as of 9/30/00.

                  LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES
The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that AXA Rosenberg has identified as undervalued and short positions in such stocks that it has identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities. When AXA Rosenberg believes that a security is undervalued relative to its peers, it may buy the security for the Fund's long portfolio. When AXA Rosenberg believes that a security is overvalued relative to its peers, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. AXA Rosenberg's investment strategy is to maintain approximately equal dollar amounts invested in long and short positions on a continual basis. By taking long and short positions in different stocks, the Fund attempts to limit the effect of general stock market movements on its performance.

The Fund may achieve a positive return if the securities in the Fund's long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities underlying its short positions increase in value more than the securities in its long portfolio. AXA Rosenberg will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

The Fund seeks to construct a diversified portfolio that has, in addition to limited exposure to the U.S. equity market risk generally, near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid-capitalization stocks. For purposes of the preceding sentence, this includes all but the 200 stocks principally traded in the markets of the United States with the largest market capitalizations. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with larger market capitalizations.

AXA Rosenberg uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. AXA Rosenberg attempts to moderate, although by no means eliminate, this value orientation by applying a quantitative risk-control and portfolio optimization process. Of course, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because AXA Rosenberg could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

RISK OF SHORT SALES. AXA Rosenberg may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

STYLE RISK. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page XX.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES*
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

                               CALENDAR YEAR             ANNUAL RETURN (%)
                                    1998                       -0.71%
                                    1999                      -11.41%
                                    2000                       -3.61%
                                    2001                       11.58%
                                    2002                       28.31%
                                    2003                       -6.26%

----------
     * For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of Institutional Shares was X.XX%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 25.13%, for the quarter ended 9/30/01, and its lowest quarterly return was -12.12%, for the quarter ended 12/31/01.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns on 3-month U.S. Treasury Bills.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                                  SINCE
                                                                                                INCEPTION           SINCE
                                                                                                   OF             INCEPTION
                                                                                               INSTITUTIONAL     OF INVESTOR
                                                                    PAST ONE     PAST FIVE        SHARES           SHARES
                                                                      YEAR         YEAR         (12/16/97)        (12/18/97)
                                                                    --------     ---------     -------------     -----------
Institutional Shares*
   Return Before Taxes                                               -6.26%        2.76%          2.11%               --
   Return After Taxes on Distributions                               -6.26%        1.76%          1.10%               --
   Return After Taxes on Distributions and Sale of Fund Shares       -4.07%        1.68%          1.13%               --
Investor Shares                                                      -6.57%        2.45%            --              1.78%
3-Month U.S. Treasury Bills**                                         1.03%        3.34%          3.60%***          3.60%

----------
  * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ** Reflects no deduction for fees, expenses or taxes. U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.
***  This information is provided as of 12/18/97.

                                FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

                                                                                         INSTITUTIONAL    INVESTOR    ADVISER
                                                                                         -------------    --------    -------
SHAREHOLDER FEES (paid directly from your investment):
   Maximum Sales Charge (Load) Imposed on Purchases                                           N/A           N/A         N/A
   Maximum Deferred Sales Charge (Load)                                                       N/A           N/A         N/A
   Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                N/A           N/A         N/A
   Redemption Fee (charged only to shares redeemed within 30 days of purchase)(a)            2.00%         2.00%       2.00%
   Exchange Fee                                                                               N/A           N/A         N/A

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                               OPERATING EXPENSES

                                                    INSTITUTIONAL    INVESTOR    ADVISER
                                                    -------------    --------    -------
Management Fees                                         0.90%          0.90%      0.90%
Distribution and Shareholder Service (12b-1) Fees       None           0.25%      None
Other Expenses
     Service Fee                                        None           None       0.25%
     Remainder of Other Expenses                        X.XX%          X.XX%      X.XX%
                                                       -------       --------    -------
Total                                                   X.XX%          X.XX%      X.XX%
                                                       -------       --------    -------

Total Annual Fund Operating Expenses                    X.XX%          X.XX%      1.54%
Fee Waiver and/or Expense Reimbursement(b)             (X.XX%)        (X.XX%)    (X.XX%)
                                                       -------       --------    -------

Net Expenses                                            1.14%          1.48%      1.39%
                                                       =======       ========    =======

                                     EXAMPLE

                        AFTER       AFTER       AFTER       AFTER
                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                      ----------  ----------  ----------  ----------
Institutional         $    XX(b)  $    XX(b)  $       XX  $       XX
Investor              $    XX(b)  $    XX(b)  $       XX  $       XX
Adviser               $    XX(b)  $    XX(b)  $       XX  $       XX

----------
(a) The Trust reserves the right, in its sole discretion, to waive this fee when, in its judgment, such waiver would be in the best interests of the Trust or the Fund. See "Redeeming Shares." The Fund charges no other redemption fees.
(b) Reflects CSIM's contractual undertaking (the "Expense Limitation Agreement") to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees, extraordinary expenses, service fees, subtransfer agency and subaccounting fees and distribution and shareholder service fees). The Expense Limitation Agreement will be in place until at least March 31, 2007. CSIM may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to CSIM to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION, U.S. LARGE CAPITALIZATION GROWTH, LARGE CAPITALIZATION VALUE, U.S. DISCOVERY, INTERNATIONAL EQUITY, INTERNATIONAL SMALL CAPITALIZATION, EUROPEAN, U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY, U.S. LONG/SHORT EQUITY, GLOBAL LONG/SHORT EQUITY, AND VALUE LONG/SHORT EQUITY FUNDS

                                                                                                   INSTITUTIONAL        INVESTOR
                                                                                                   -------------        --------
SHAREHOLDER FEES (paid directly from your investment):
   Maximum Sales Charge                                                                                 N/A                N/A
   Maximum Sales Charge (Load) Imposed on Purchases                                                     N/A                N/A
   Maximum Deferred Sales Charge (Load)                                                                 N/A                N/A
   Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                          N/A                N/A
   Redemption Fee (charged only to shares redeemed within 30 days of purchase)(a)                      2.00%              2.00%
   Exchange Fee                                                                                         N/A                N/A

Please refer to footnotes on page XX.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES
The Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                               OPERATING EXPENSES

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

                                                                     INSTITUTIONAL  INVESTOR
                                                                     -------------  --------
Management Fees                                                          0.75%        0.75%
Distribution and Shareholder Service (12b-1) Fees                        None         0.25%
Other Expenses                                                           X.XX%        X.XX%
                                                                     -------------  --------

Total Annual Fund Operating Expenses                                     X.XX%        X.XX%
Fee Waiver and/or Expense Reimbursement(b)                              (X.XX%)      (X.XX%)
                                                                     -------------  --------

Net Expenses                                                             0.99%        1.24%
                                                                     =============  ========

                                     EXAMPLE

                        AFTER       AFTER       AFTER       AFTER
                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                      ----------  ----------  ----------  ----------
Institutional         $    XX(b)  $    XX(b)  $       XX  $       XX
Investor              $    XX(b)  $    XX(b)  $       XX  $       XX

                               OPERATING EXPENSES

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

                                                                     INSTITUTIONAL  INVESTOR
                                                                     -------------  --------
Management Fees                                                          0.75%        0.75%
Distribution and Shareholder Service (12b-1) Fees                        None         0.25%
Other Expenses                                                           X.XX%        X.XX%
                                                                     -------------  --------

Total Annual Fund Operating Expenses                                     X.XX%        X.XX%
Fee Waiver and/or Expense Reimbursement(b)                              (X.XX%)      (X.XX%)
                                                                     -------------  --------

Net Expenses                                                             0.99%        1.39%
                                                                     =============  ========

                                     EXAMPLE

                        AFTER       AFTER       AFTER       AFTER
                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                      ----------  ----------  ----------  ----------
Institutional         $    XX(b)  $    XX(b)  $       XX  $       XX
Investor              $    XX(b)  $    XX(b)  $       XX  $       XX

                               OPERATING EXPENSES

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

                                                                     INSTITUTIONAL  INVESTOR
                                                                     -------------  --------
Management Fees                                                          0.75%        0.75%
Distribution and Shareholder Service (12b-1) Fees                        None         0.25%
Other Expenses(c)                                                        4.05%        4.20%
                                                                     -------------  --------

Total Annual Fund Operating Expenses                                     4.80%        5.20%
Fee Waiver and/or Expense Reimbursement(b)                              (3.81%)      (3.81%)
                                                                     -------------  --------

Net Expenses                                                             0.99%        1.39%
                                                                     =============  ========

                     EXAMPLE

                        AFTER       AFTER
                        1 YEAR     3 YEARS
                      ----------  ----------
Institutional         $    XX(b)  $    XX(b)
Investor              $    XX(b)  $    XX(b)

                               OPERATING EXPENSES

LAUDUS ROSENBERG U.S. DISCOVERY FUND

                                                                     INSTITUTIONAL  INVESTOR
                                                                     -------------  --------
Management Fees                                                          0.90%        0.90%
Distribution and Shareholder Service (12b-1) Fees                        None         0.25%
Other Expenses                                                           X.XX%        X.XX%
                                                                     -------------  --------

Total Annual Fund Operating Expenses                                     X.XX%        X.XX%
Fee Waiver and/or Expense Reimbursement(b)                              (X.XX%)      (X.XX%)
                                                                     -------------  --------

Net Expenses                                                             1.14%        1.39%
                                                                     =============  ========

                                     EXAMPLE

                        AFTER       AFTER       AFTER       AFTER
                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                      ----------  ----------  ----------  ----------
Institutional         $    XX(b)  $    XX(b)  $       XX  $       XX
Investor              $    XX(b)  $    XX(b)  $       XX  $       XX

                               OPERATING EXPENSES

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

                                                                     INSTITUTIONAL  INVESTOR
                                                                     -------------  --------
Management Fees                                                          0.85%        0.85%
Distribution and Shareholder Service (12b-1) Fees                        None         0.25%
Other Expenses                                                           X.XX%        X.XX%
                                                                     -------------  --------

Total Annual Fund Operating Expenses                                     X.XX%        X.XX%
Fee Waiver and/or Expense Reimbursement(b)                              (X.XX%)      (X.XX%)
                                                                     -------------  --------

Net Expenses                                                             1.34%        1.59%
                                                                     =============  ========

                                     EXAMPLE

                        AFTER       AFTER       AFTER       AFTER
                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                      ----------  ----------  ----------  ----------
Institutional         $    XX(b)  $    XX(b)  $       XX  $       XX
Investor              $    XX(b)  $    XX(b)  $       XX  $       XX

                               OPERATING EXPENSES

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

                                                                     INSTITUTIONAL  INVESTOR
                                                                     -------------  --------
Management Fees                                                          1.00%        1.00%
Distribution and Shareholder Service (12b-1) Fees                        None         0.25%
Other Expenses                                                           X.XX%        X.XX%
                                                                     -------------  --------

Total Annual Fund Operating Expenses                                     X.XX%        X.XX%
Fee Waiver and/or Expense Reimbursement(b)                              (X.XX%)      (X.XX%)
                                                                     -------------  --------

Net Expenses                                                             1.49%        1.77%
                                                                     =============  ========

                                     EXAMPLE

                        AFTER       AFTER       AFTER       AFTER
                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                      ----------  ----------  ----------  ----------
Institutional         $    XX(b)  $    XX(b)  $       XX  $       XX
Investor              $    XX(b)  $    XX(b)  $       XX  $       XX

                               OPERATING EXPENSES

LAUDUS ROSENBERG EUROPEAN FUND

                                                                     INSTITUTIONAL  INVESTOR
                                                                     -------------  --------
Management Fees                                                          0.75%        0.75%
Distribution and Shareholder Service (12b-1) Fees                        None         0.25%
Other Expenses                                                           X.XX%        X.XX%
                                                                     -------------  --------

Total Annual Fund Operating Expenses                                     X.XX%        X.XX%
Fee Waiver and/or Expense Reimbursement(b)                              (X.XX%)      (X.XX%)
                                                                     -------------  --------

Net Expenses                                                             1.24%        1.64%
                                                                     =============  ========

                                     EXAMPLE

                        AFTER       AFTER       AFTER       AFTER
                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                      ----------  ----------  ----------  ----------
Institutional         $    XX(b)  $    XX(b)  $       XX  $       XX
Investor              $    XX(b)  $    XX(b)  $       XX  $       XX

                               OPERATING EXPENSES

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

                                                                       INSTITUTIONAL  INVESTOR
                                                                       -------------  --------
Management Fees                                                            1.00%        1.00%
Distribution and Shareholder Service (12b-1) Fees                          None         0.25%
Other Expenses
     Dividend Expenses on Securities Sold Short                            X.XX%        X.XX%
     Remainder of Other Expenses                                           X.XX%        X.XX%
                                                                       -------------  --------
Total                                                                      X.XX%        X.XX%
                                                                       -------------  --------

Total Annual Fund Operating Expenses                                       X.XX%        X.XX%
Fee Waiver and/or Expense Reimbursement(b)                                (X.XX%)      (X.XX%)
                                                                       -------------  --------

Net Expenses                                                               2.66%        3.06%
                                                                       =============  ========

                                     EXAMPLE

                        AFTER       AFTER       AFTER       AFTER
                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                      ----------  ----------  ----------  ----------
Institutional         $    XX(b)  $    XX(b)  $       XX  $       XX
Investor              $    XX(b)  $    XX(b)  $       XX  $       XX

                               OPERATING EXPENSES

LAUDUS ROSENBERG U.S. LONG/SHORT EQUITY FUND

                                                                     INSTITUTIONAL  INVESTOR
                                                                     -------------  --------
Management Fees                                                          1.25%        1.25%
Distribution and Shareholder Service (12b-1) Fees                        None         0.25%
Other Expenses(c)                                                        1.00%        1.15%
                                                                     -------------  --------

Total Annual Fund Operating Expenses                                     2.25%        2.65%
Fee Waiver and/or Expense Reimbursement(b)                              (0.76%)      (0.76%)
                                                                     -------------  --------

Net Expenses                                                             1.49%        1.89%
                                                                     =============  ========

                                     EXAMPLE

                        AFTER       AFTER
                        1 YEAR     3 YEARS
                      ----------  ----------
Institutional         $   152(b)  $   471(b)
Investor              $   192(b)  $   594(b)

                               OPERATING EXPENSES

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

                                                                     INSTITUTIONAL  INVESTOR
                                                                     -------------  --------
Management Fees                                                          1.50%        1.50%
Distribution and Shareholder Service (12b-1) Fees                        None         0.25%
Other Expenses
     Dividend Expenses on Securities Sold Short                          X.XX%        X.XX%
     Remainder of Other Expenses*                                        X.XX%        X.XX%
                                                                     -------------  --------
Total                                                                    X.XX%        X.XX%
                                                                     -------------  --------

Total Annual Fund Operating Expenses                                     X.XX%        X.XX%
Fee Waiver and/or Expense Reimbursement(b)                              (X.XX%)      (X.XX%)
                                                                     -------------  --------

Net Expenses                                                             2.99%        3.41%
                                                                     =============  ========

                                     EXAMPLE

                        AFTER       AFTER       AFTER       AFTER
                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                      ----------  ----------  ----------  ----------
Institutional         $    XX(b)  $    XX(b)  $       XX  $       XX
Investor              $    XX(b)  $    XX(b)  $       XX  $       XX

                               OPERATING EXPENSES

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

                                                                     INSTITUTIONAL  INVESTOR
                                                                     -------------  --------
Management Fees                                                          1.50%        1.50%
Distribution and Shareholder Service (12b-1) Fees                        None         0.25%
Other Expenses
     Dividend Expenses on Securities Sold Short                          X.XX%        X.XX%
     Remainder of Other Expenses                                         X.XX%        X.XX%
                                                                     -------------  --------
Total                                                                    X.XX%        X.XX%
                                                                     -------------  --------

Total Annual Fund Operating Expenses                                     X.XX%        X.XX%
Fee Waiver and/or Expense Reimbursement(b)                              (X.XX%)      (X.XX%)
                                                                     -------------  --------

Net Expenses                                                             2.41%        2.68%
                                                                     =============  ========

                                     EXAMPLE

                        AFTER       AFTER       AFTER       AFTER
                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                      ----------  ----------  ----------  ----------
Institutional         $    XX(b)  $    XX(b)  $       XX  $       XX
Investor              $    XX(b)  $    XX(b)  $       XX  $       XX

----------
(a) The Trust reserves the right, in its sole discretion, to waive this fee when, in its judgment, such waiver would be in the best interests of the Trust or the relevant Fund. See "Redeeming Shares." The Funds charge no other redemption fees.
(b) Reflects CSIM's contractual undertaking in the Expense Limitation Agreement to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees, extraordinary expenses, dividends and interest on securities sold short, service fees, subtransfer agency and subaccounting fees and distribution and shareholder service fees). The Expense Limitation Agreement will be in place until at least March 31, 2007. CSIM may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by a Fund to CSIM to the extent that the repayment will not cause such Fund's Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.
(c) Because the Laudus Rosenberg U.S. Large Capitalization Value and U.S. Long/Short Equity Funds are new funds (as defined in Form N-1A under the Investment Company Act of 1940, as amended (the "1940 Act")), "Other Expenses" are based on estimated amounts for the current fiscal year.
  * Restated to reflect the higher custodial fees associated with the Laudus Rosenberg Global Long/Short Equity Fund's foreign investments.

                                 PRINCIPAL RISKS

The value of your investment in a Fund changes with the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect a particular Fund's investments as a whole. Any Fund could be subject to additional risks because the types of investments made by the Funds can change over time.

PRINCIPAL RISKS BY FUND

                                    FOREIGN     SMALL
                                   (INCLUDING   AND/OR             RISK
                                    EUROPEAN)  MID-SIZE             OF               MANAGE          RISK OF
                       INVESTMENT  INVESTMENT  COMPANY   CURRENCY  SHORT  PORTFOLIO   MENT   MARKET   OVER-    DERIVATIVES  STYLE
                          RISK        RISK       RISK      RISK    SALES  TURNOVER    RISKS  RISKS   WEIGHING     RISK      RISK
                       ----------  ----------  --------  --------  -----  ---------  ------  ------  --------  -----------  -----
Laudus Rosenberg
U.S. Large
Capitalization Fund        X                                                  X        X                X
Laudus Rosenberg
U.S. Large
Capitalization
Growth Fund                X                                                  X        X
Laudus Rosenberg
U.S. Large
Capitalization Value
Fund                       X                                                  X        X                X
Laudus Rosenberg
U.S. Discovery Fund        X                      X                           X        X
Laudus Rosenberg
U.S. Small
Capitalization Fund        X                      X                           X        X
Laudus Rosenberg
International Equity
Fund                       X           X                    X                 X        X
Laudus Rosenberg
International Small
Capitalization Fund        X           X          X         X                 X        X
Laudus Rosenberg
European Fund              X           X          X         X                 X        X                           X
Laudus Rosenberg
U.S. Large/Mid
Capitalization
Long/Short Equity
Fund                       X                                         X        X        X       X        X                     X
Laudus Rosenberg
U.S. Long/Short
Equity Fund                X                      X                  X        X        X       X                              X
Laudus Rosenberg
Global Long/Short
Equity Fund                X           X          X         X        X        X        X       X        X                     X
Laudus Rosenberg
Value Long/Short
Equity Fund                X                      X                  X        X        X       X                              X

INVESTMENT RISKS. An investment in any of the Funds involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting a Fund's portfolio. These types of risks may be greater with respect to investments in securities of foreign issuers. Investment in shares of the Funds is, like an investment in common stocks, more volatile and risky than some other forms of investment. Also, each of the Laudus Rosenberg U.S. Long/Short Equity Fund, the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the Laudus Rosenberg Value Long/Short Equity Fund and the Laudus Rosenberg Global Long/Short Equity Fund (collectively, the "Long/Short Fund") is subject to the risk that its long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared with more conventional stock mutual funds. This risk is significant for all Funds.

FOREIGN (INCLUDING EUROPEAN) INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates and exchange control regulations (including limitations on currency movements and exchanges) and will generally be greater for investments in less developed countries. A foreign government may expropriate or nationalize invested assets, or impose withholding taxes on dividend or interest payments. A Fund may be unable to obtain and enforce judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. This risk is particularly significant for the Laudus Rosenberg International Equity Fund, the Laudus Rosenberg International Small Capitalization Fund, the Laudus Rosenberg European Fund and the Laudus Rosenberg Global Long/Short Equity Fund.

SMALL AND/OR MID-SIZE COMPANY RISK. Companies with small or mid-sized market capitalizations may be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, such companies have fewer securities outstanding, and their securities may be less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume and are generally more sensitive to purchase and sale transactions. Accordingly, the prices of such securities tend to be more volatile than the prices of the securities of companies with larger market capitalizations, or the absolute values of changes in the prices of the securities of these companies tend to be greater than those of larger, more established companies. This risk is particularly significant for the Laudus Rosenberg U.S. Small Capitalization Fund, the Laudus Rosenberg U.S. Discovery Fund, the Laudus Rosenberg International Small Capitalization Fund, the
Laudus Rosenberg European Fund, the Laudus Rosenberg U.S. Long/Short Equity Fund, the Laudus Rosenberg Value Long/Short Equity Fund and the Laudus Rosenberg Global Long/Short Equity Fund.

CURRENCY RISK. Investments in securities denominated in and/or receiving revenues in foreign currencies (including the euro) are subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Fund would be adversely affected. This risk is particularly significant for the Laudus Rosenberg International Equity Fund, the Laudus Rosenberg International Small Capitalization Fund, the Laudus Rosenberg European Fund and the Laudus Rosenberg Global Long/Short Equity Fund.

RISK OF SHORT SALES. When AXA Rosenberg believes that a security is overvalued, it may cause one or more of the Long/Short Funds to sell the security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security at a later date so it can return the security to the lender. The Fund will incur a loss if the price of the borrowed security increases between the time the Fund sells it short and the time the Fund must replace it. No Fund can guarantee that it will be able to replace a security at any particular time or at an acceptable price.

While the Fund is short a security, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement share immediately at the stock's then-current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position. The Fund's gain on a short sale, before transaction costs, is limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender (which cannot fall below zero). By contrast, its potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases, and that price may rise indefinitely. Short sales also involve other costs. To borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, costs and expenses it is required to pay in connection with the short sale. In addition, if the Fund enters into a short sale against the box, it may be a taxable event with respect to the shorted position.

Until a Long/Short Fund replaces a borrowed security, it will maintain daily a segregated account with its Custodian containing cash, U.S. Government securities, or other liquid securities. The amount deposited in the segregated account plus any amount held as collateral with a broker or other custodian will at least equal the current market value of the security sold short. Depending on the arrangements made with such broker or custodian, a Fund might not receive any payments (including interest) on collateral held with the broker or custodian. The assets used to cover the Fund's short sales will not be available to use for redemptions. No Long/Short Fund will make a short sale if, after giving effect to the sale, the market value of all securities sold short would exceed 100% of the value of such Fund's net assets.

MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. This is the risk that AXA Rosenberg will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that they will produce the desired results. In some cases, certain investments may be unavailable or AXA Rosenberg may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to a particular Fund or Funds.

Each Long/Short Fund will lose money if AXA Rosenberg fails to purchase, sell or sell short different stocks such that the securities in the relevant Fund's long portfolio, in the aggregate, increase in value more than the securities underlying the Fund's short positions. Management risk is heightened for those Funds because AXA Rosenberg could make poor stock selections for both the long and the short portfolios. Also, AXA Rosenberg may fail to construct a portfolio for a Long/Short Fund that has limited exposure to general equity market risk or that has limited exposure to specific industries (in the case of the Laudus Rosenberg Value Long/Short Equity Fund), specific capitalization ranges and certain other risk factors.

PORTFOLIO TURNOVER. The consideration of portfolio turnover does not constrain AXA Rosenberg's investment decisions. Each of the Funds is actively managed and, in some cases, a Fund's portfolio turnover may exceed 100%. Higher portfolio turnover rates will result in comparatively greater brokerage commissions or other transaction costs. Such costs will reduce the relevant Fund's return. A higher portfolio turnover rate will also result in the realization of substantial net short-term gains, which are taxable as ordinary income to shareholders when distributed. The risk is significant for all Funds.

MARKET RISK. Although each of the Long/Short Funds seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct for any given Long/Short Fund a portfolio of long and short positions that has limited exposure to general stock market movements, capitalization or other risk factors.

RISK OF OVERWEIGHTING. This is the risk that, by overweighting investments in certain sectors or industries of the stock market, the Laudus Rosenberg U.S. Large Capitalization Fund, Laudus Rosenberg U.S. Large Capitalization Value Fund, Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund and/or the Laudus Rosenberg Global Long/Short Equity Fund will suffer a loss because of general advances or declines on the prices of stocks in those sectors or industries.

STYLE RISK. For the Long/Short Funds, this is the risk that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio. For the Laudus Rosenberg U.S. Long/Short Equity Fund, this is the risk that although it attempts to maintain approximately equal dollar amounts in value stocks in its long and short portfolios, the Fund's performance will exhibit a greater sensitivity to the value-growth cycle within the U.S. markets than is intended because AXA Rosenberg does not have perfect control over the extent of the Fund's value orientation.

DERIVATIVES RISK. The Laudus Rosenberg European Fund may use derivative instruments, which in this case are financial contracts whose value depends upon, or is derived from, the value of an underlying index. AXA Rosenberg will sometimes use derivatives as a part of a strategy designed to reduce other risks and sometimes for investment purposes, which will cause the Fund to incur leverage, thereby increasing opportunities for gain and the magnitude of the Fund's risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying securities or indices.

                  PERFORMANCE INFORMATION FOR THE SUBADVISER'S
                       OTHER LARGE CAPITALIZATION ACCOUNTS

AXA Rosenberg also serves as adviser to other large capitalization accounts (the "Other Large Capitalization Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the Laudus Rosenberg U.S. Large Capitalization Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the Laudus Rosenberg U.S. Large Capitalization Fund may vary from the performance of the Other Large Capitalization Accounts. The performance information shown below is based on a composite of all of AXA Rosenberg's accounts and those of its predecessor with investment objectives, policies and strategies that are substantially similar to those of the Laudus Rosenberg U.S. Large Capitalization Fund and has been adjusted to give effect to the annualized net expenses of the Laudus Rosenberg U.S. Large Capitalization Fund (as set forth in the Annual Fund Operating Expenses table, above). None of the Other Large Capitalization Accounts have been registered under the 1940 Act and therefore they are not subject to certain investment restrictions imposed by the 1940 Act. If the Other Large Capitalization Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, the Other Large Capitalization Accounts were not subject to Subchapter M of the Internal Revenue Code. If the Other Large Capitalization Accounts had been subject to Subchapter M, their performance and the composite performance might have been adversely affected. As noted below, the returns in the bar chart reflect adjustments for the fees and expenses of Institutional Shares. The Investor Class of the Laudus Rosenberg U.S. Large Capitalization Fund has a higher expense ratio than the Institutional Class, and therefore if the returns of the Other Large Capitalization Accounts were adjusted for the fees and expenses of the Investor Class, they would be lower than those shown in the bar chart.

The bar chart and table below show:

     - CHANGES IN THE OTHER LARGE CAPITALIZATION ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LAST TEN CALENDAR YEARS; AND
     - HOW THE OTHER LARGE CAPITALIZATION ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND TEN YEARS COMPARE TO THOSE OF A BROAD-BASED SECURITIES MARKET INDEX.

 YEARLY PERFORMANCE (%)--OTHER LARGE CAPITALIZATION ACCOUNTS (ADJUSTED FOR FEES
                   AND NET EXPENSES OF INSTITUTIONAL SHARES*)

                                         YEARLY PERFORMANCE

                               CALENDAR YEAR             ANNUAL RETURN (%)
                                    1994                        1.36%
                                    1995                       35.30%
                                    1996                       22.75%
                                    1997                       28.95%
                                    1998                       30.23%
                                    1999                       23.17%
                                    2000                      -11.26%
                                    2001                       -5.12%
                                    2002                      -15.32%
                                    2003                       24.50%

During all periods shown in the bar graph, the Other Large Capitalization Accounts' highest quarterly return was 26.65%, for the quarter ended 12/31/98, and their lowest quarterly return was - 15.00%, for the quarter ended 9/30/02.

PERFORMANCE TABLE
This table shows how the Other Large Capitalization Accounts' performance compares with the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)*

                                                                                        PAST ONE    PAST FIVE    PAST TEN
                                                                                          YEAR        YEARS        YEARS
                                                                                        --------    ---------    --------
Other Large Capitalization Accounts (adjusted for the fees and expenses of
Institutional Shares)                                                                    24.50%        1.80%      11.95%
Other Large Capitalization Accounts (adjusted for the fees and expenses of Investor
Shares)                                                                                  24.02%        1.40%      11.51%
Russell 1000(R) Index**                                                                  29.89%       -0.13%      11.00%

----------
* All returns are stated before the imposition of taxes. After-tax returns would be lower than those shown.
** Reflects no deduction for fees, expenses or taxes. The Russell 1000(R) Index consists of the 1000 largest securities in the Russell 3000 Index. (The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.)

There have been two modifications to AXA Rosenberg's large capitalization accounts strategy in the past ten years. First, AXA Rosenberg's predecessor incorporated its Investor Sentiment Model into its large capitalization strategy in April 1993. The second enhancement to AXA Rosenberg's large capitalization strategy occurred in October 1998 when its predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Earnings Forecast Model. See "The Subadviser's General Investment Philosophy--Stock Selection." Despite these enhancements to AXA Rosenberg's large capitalization strategy, the Laudus Rosenberg U.S. Large Capitalization Fund has investment objectives, policies and strategies that are substantially similar to those of the Other Large Capitalization Accounts.

                           PERFORMANCE INFORMATION FOR
            THE SUBADVISER'S OTHER SMALL/MID CAPITALIZATION ACCOUNTS

AXA Rosenberg also serves as adviser to other small/mid capitalization accounts (the "Other Small/Mid Capitalization Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the Laudus Rosenberg U.S. Discovery Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE LAUDUS ROSENBERG U.S. DISCOVERY FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the Laudus Rosenberg U.S. Discovery Fund may vary from the performance of the Other Small/Mid Capitalization Accounts. The performance information shown below is based on a composite of all of AXA Rosenberg's accounts and those of its predecessor with investment objectives, policies and strategies that are substantially similar to those of the Laudus Rosenberg U.S. Discovery Fund and has been adjusted to give effect to the annualized net expenses of the Laudus Rosenberg U.S. Discovery Fund (as set forth in the Annual Fund
Operating Expenses table, above). None of the Other Small/Mid Capitalization Accounts have been registered under the 1940 Act, and therefore they are not subject to certain investment restrictions imposed by the 1940 Act. If the Other Small/Mid Capitalization Accounts had been registered under the 1940
Act, their performance and the composite performance might have been adversely affected. In addition, the Other Small/Mid Capitalization Accounts were not subject to Subchapter M of the Internal Revenue Code. If the Other Small/Mid Capitalization Accounts had been subject to Subchapter M, their performance and the composite performance might have been adversely affected.
As noted below, the returns in the bar chart reflect adjustments for the fees and expenses of Institutional Shares. The Investor Class of the Laudus
Rosenberg U.S. Discovery Fund has a higher expense ratio than the Institutional Class, and therefore if the returns of the Other Small/Mid Capitalization Accounts were adjusted for the fees and expenses of the Investor Class, they would be lower than those shown in the bar chart.

The bar chart and table below show:

     - CHANGES IN THE OTHER SMALL/MID CAPITALIZATION ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LIFE OF THE OTHER SMALL/MID CAPITALIZATION ACCOUNT COMPOSITE; AND
     - HOW THE OTHER SMALL/MID CAPITALIZATION ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND THE LIFE OF THE OTHER SMALL/MID CAPITALIZATION ACCOUNT COMPOSITE COMPARE TO THOSE OF A BROAD-BASED SECURITIES MARKET INDEX.

 YEARLY PERFORMANCE (%)--OTHER SMALL/MID CAPITALIZATION ACCOUNTS (ADJUSTED FOR
                FEES AND NET EXPENSES OF INSTITUTIONAL SHARES*)

                               YEARLY PERFORMANCE

                               CALENDAR YEAR             ANNUAL RETURN (%)
                                    1997                       32.95%
                                    1998                        1.03%
                                    1999                       21.31%
                                    2000                       15.59%
                                    2001                        9.26%
                                    2002                       -7.17%
                                    2003                       38.83%

During all periods shown in the bar graph, the Other Small/Mid Capitalization Accounts' highest quarterly return was 19.14%, for the quarter ended 12/31/99, and their lowest quarterly return was - 18.93%, for the quarter ended 9/30/98.

PERFORMANCE TABLE

This table shows how the Other Small/Mid Capitalization Accounts' performance compares with the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)*

                                                                                        PAST ONE    PAST FIVE    PAST TEN
                                                                                          YEAR        YEARS        YEARS
                                                                                        --------    ---------    --------
Other Small/Mid Capitalization Accounts (adjusted for the fees and expenses of
Institutional Shares)                                                                    38.83%       14.57%      16.10%
Other Small/Mid Capitalization Accounts (adjusted for the fees and expenses of
Investor Shares)                                                                         38.29%       14.13%      15.65%
Russell 2500 Index**                                                                     45.51%        9.40%      11.17%

----------
* All returns are stated before the imposition of taxes. After-tax returns would be lower than those shown.
** Reflects no deduction for fees, expenses or taxes. The Russell 2500 Index consists of the smallest 2500 securities in the Russell 3000 Index. (The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.) The Russell 2500 Index represents approximately 17% of the Russell 3000 Index total market capitalization.

There has been one modification to AXA Rosenberg's small/mid capitalization accounts strategy since its inception in 1996. In October 1998, its predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Earnings Forecast Model. See "The Subadviser's General Investment Philosophy--Stock Selection." Despite this enhancement to AXA Rosenberg's small/mid capitalization strategy, the Laudus Rosenberg U.S. Discovery Fund has investment objectives, policies and strategies that are substantially similar to those of the Other Small/Mid Capitalization Accounts.

                  PERFORMANCE INFORMATION FOR THE SUBADVISER'S
                             OTHER EUROPEAN ACCOUNTS

AXA Rosenberg also serves as adviser to other European accounts (the "Other European Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the Laudus Rosenberg European Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE LAUDUS ROSENBERG EUROPEAN FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the Laudus Rosenberg European Fund may vary from the performance of the Other European Accounts. The performance information shown below is based on a composite of all of AXA Rosenberg's accounts and those of its predecessor with investment objectives, policies and strategies that are substantially similar to those of the Laudus Rosenberg European Fund and has been adjusted to give effect to the annualized net expenses of the Laudus Rosenberg European Fund (as set forth in the Annual Fund Operating Expenses table, above). None of the Other European Accounts have been registered under the 1940 Act and therefore they are not subject to certain investment restrictions imposed by the 1940 Act. If the Other European Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, all but one of the Other European Accounts were not subject to Subchapter M of the Internal Revenue Code. If such Other European Accounts had been subject to Subchapter M, their performance and the composite performance might have been adversely affected. As noted below, the returns in the bar chart reflect adjustments for the fees and expenses of Institutional Shares. The Investor Class of the Laudus Rosenberg European Fund has a higher expense ratio than the Institutional Class, and therefore if the returns of the Other European Accounts were adjusted for the fees and expenses of the Investor Class, they would be lower than those shown in the bar chart.

The bar chart and table below show:

     - CHANGES IN THE OTHER EUROPEAN ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LAST TEN CALENDAR YEARS; AND
     - HOW THE OTHER EUROPEAN ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND TEN YEARS COMPARE TO THOSE OF AN INDEX WITH A SIMILAR INVESTMENT ORIENTATION AND A BROAD-BASED SECURITIES MARKET INDEX.

   YEARLY PERFORMANCE (%)--OTHER EUROPEAN ACCOUNTS (ADJUSTED FOR FEES AND NET
                       EXPENSES OF INSTITUTIONAL SHARES*)

                               YEARLY PERFORMANCE

                               CALENDAR YEAR             ANNUAL RETURN (%)
                                    1994                        5.21%
                                    1995                       20.90%
                                    1996                       22.81%
                                    1997                       28.33%
                                    1998                       22.89%
                                    1999                       21.13%
                                    2000                       -4.82%
                                    2001                      -17.27%
                                    2002                      -16.28%
                                    2003                       41.19%

During all periods shown in the bar graph, the Other European Accounts' highest quarterly return was 23.79%, for the quarter ended 6/30/03, and their lowest quarterly return was - 25.05%, for the quarter ended 9/30/02.

PERFORMANCE TABLE
This table shows how the Other European Accounts' performance compares with the returns of a broad-based securities market index and the returns of an index with a similar investment orientation.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)*

                                                                                        PAST ONE    PAST FIVE    PAST TEN
                                                                                          YEAR        YEARS        YEARS
                                                                                        --------    ---------    --------
Other European Accounts (adjusted for the fees and expenses of
       Institutional Shares)                                                             41.19%        2.43%       10.76%
Other European Accounts (adjusted for the fees and expenses of Investor Shares)          40.68%        2.03%       10.32%
MSCI Europe Index**                                                                      39.14%       -0.44%        9.09%
Blended Benchmark+                                                                       39.19%       -0.42%        9.02%

----------
* All returns are stated before the imposition of taxes. After-tax returns would be lower than those shown.
** Reflects no deduction for fees, expenses or taxes. The MSCI Europe Index is an equity index prepared by Morgan Stanley Capital International and is currently comprised of 15 developed European markets, including the United Kingdom, based on large and medium capitalization securities which are sorted by industry group and selected, at full market capitalization weight, on the basis of investability (as determined by size, long and short term volume and free float).

 + Reflects no deduction for fees, expenses or taxes. The benchmark is a value-weighted composite of the indices selected by AXA Rosenberg for comparison purposes. The country weights of the portfolios are plus or minus 4% of the country weights of the Other Accounts' designated benchmarks. Benchmark index weightings as of 12/31/03 were: X.XX% Financial Times Europe Customized, X.XX% Financial Times Europe, X.XX% MSCI-Europe, X.XX% DJ Stoxx 600, and X.XX% MSCI-Europe ex-Norway.

There have been two modifications to AXA Rosenberg's European accounts strategy in the past ten years. First, AXA Rosenberg's predecessor incorporated its Investor Sentiment Model into its European strategy in April 1993. The second enhancement to AXA Rosenberg's European strategy occurred in October 1998 when its predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Earnings Forecast Model. See "The Subadviser's General Investment Philosophy--Stock Selection." Despite these enhancements to AXA Rosenberg's European strategy, the Laudus Rosenberg European Fund has investment objectives, policies and strategies that are substantially similar to those of the Other European Accounts.

                 THE SUBADVISER'S GENERAL INVESTMENT PHILOSOPHY

AXA Rosenberg uses a bottom-up, fundamental stock selection process driven by proprietary technology for all the Trust's portfolios, through which it seeks to outperform a benchmark while diversifying investment risk across a portfolio's holdings. In seeking to outperform each Fund's designated benchmark, AXA Rosenberg also attempts to control risk in each Fund's portfolio relative to the securities constituting that benchmark. Since each Fund is substantially invested in equities at all times, AXA Rosenberg does not seek to earn an extraordinary return by timing the market. AXA Rosenberg seeks to avoid constructing a portfolio that differs significantly from the benchmark with respect to characteristics such as market capitalization, historic relative volatility and industry weightings. Each Fund seeks to have exposure to these factors similar to that of the designated benchmark.

AXA Rosenberg's goal for each Laudus Rosenberg Fund is to identify companies that it believes have the best future earnings potential, combined with the right risk characteristics. AXA Rosenberg's investment decisions are guided by proprietary technology known as "expert systems." These systems are engineered to think like top analysts, with the unique capacity to evaluate simultaneously the fundamentals of 17,500 stocks worldwide. Two stock selection models, a Valuation Model and an Earnings Forecast Model are the keys to their process.

AXA Rosenberg's investment strategy seeks to identify mispriced stocks across industries, and in some cases countries, through rigorous analysis of a company's fundamental data. It employs a systematic, disciplined framework for stock selection that uses a relative-value approach and a focus on risk management. AXA Rosenberg compares companies operating in similar businesses to identify those that they believe are undervalued in relation to their peers. For each of the stocks it evaluates, it creates a valuation view and an earnings forecast view, and puts the two views together to gain an overall perspective of the potential attractiveness of each stock. Then AXA Rosenberg compares the risks of each of the stocks that it believes are the most attractive in an attempt to build a portfolio that strikes an optimal balance between risk and reward.

DECISION PROCESS
AXA Rosenberg uses proprietary systems to focus on generating unique insights into earnings--across industries and countries. Its decision process is a continuum. Its research function develops models that analyze the more than 17,500 securities in the global universe. These models include analyses of both fundamental data and historical price performance. The portfolio management function optimizes each portfolio's composition, executes trades, and monitors performance and trading costs.

The essence of AXA Rosenberg's approach is attention to important aspects of the investment process. Factors crucial to successful stock selection include: (1) accurate and timely data on a large universe of companies; (2) subtle quantitative descriptors of value and predictors of changes in value; and (3) insightful definitions of similar businesses. AXA Rosenberg regularly assimilates, checks and structures the input data on which its models rely. It believes that with correct data, the recommendations made by the system will be sound.

STOCK SELECTION
Fundamental valuation of stocks is key to AXA Rosenberg's investment process, and the heart of the valuation process lies in its proprietary Valuation Model. Analysis of companies in the United States and Canada is conducted in a single unified model. The Valuation Model discriminates where the two markets are substantially different, while simultaneously comparing companies in the two markets according to their degrees of similarity. European companies and Asian companies (other than Japanese companies) are analyzed in a nearly global model, which includes the United States and Canada as a further basis for comparative valuation, but which excludes Japan. Japanese companies are analyzed in an independent national model. The Valuation Model incorporates the various accounting standards that apply in different markets and makes adjustments to ensure meaningful comparisons.

An important feature of the Valuation Model is the classification of companies into one or more of 170 groups of "similar" businesses. Each company is broken down into its individual business segments. Each segment is compared with similar segments of other companies doing business in the same geographical market and, in most cases, in different markets. AXA Rosenberg appraises the company's assets, operating earnings and sales within each business segment, using the market's valuation of the relevant category of business as a guide where possible. It then puts the segment appraisals together to create balance sheet, income statement, and sales valuation models for each total company, while adjusting the segment appraisals to reflect variables which apply only to the total company, such as taxes, capital structure, and pension funding.

AXA Rosenberg's proprietary Earnings Forecast Model attempts to predict the earnings change for companies over a one-year period. This model examines, among other things, measures of company profitability, measures of operational efficiency, analysts' earnings estimates and measures of investor sentiment, including broker recommendations, earnings surprise and prior market performance. In different markets around the world, AXA Rosenberg has different levels of investor sentiment data available and observes differing levels of market response to the model's various predictors. AXA Rosenberg combines the results of the Earnings Forecast Model with the results of the Valuation
Model to determine the attractiveness of a stock for purchase or sale.

OPTIMIZATION
AXA Rosenberg's portfolio optimization system attempts to construct a Fund portfolio that will outperform the relevant benchmark. The optimizer simultaneously considers both the recommendations of AXA Rosenberg's stock selection models and the risks in determining portfolio transactions. The portfolio optimization system for the Long/Short Funds (with the exception of the Laudus Rosenberg Value Long/Short Equity Fund) also attempts to moderate the value orientations of those Funds. No transaction will be executed unless the opportunity offered by a purchase or sale candidate sufficiently exceeds the potential of an existing holding to justify the transaction costs.

TRADING
AXA Rosenberg's trading system aggregates the recommended transactions for a Fund and determines the feasibility of each recommendation in light of the stock's liquidity, the expected transaction costs, and general market conditions. It relays target price information to a trader for each stock considered for purchase or sale. Trades are executed through any one of four trading strategies: traditional brokerage, networks, accommodation, and package or "basket" trades.

In the United States, the network arrangements AXA Rosenberg has developed with Instinet Matching System ("IMS") and Portfolio System for Institutional Trading ("POSIT") facilitate large volume trading with little or no price disturbance and low commission rates.

AXA Rosenberg uses accommodative trading, which allows institutional buyers and sellers of stock to present it with their "interest" lists electronically each morning. Any matches between the inventory that the brokers have presented and AXA Rosenberg's own recommended trades are signaled to its traders. Because the broker is doing agency business and has a client on the other side of the trade, it expects the other side to be accommodative in setting the price. AXA Rosenberg's objective in using this system is to execute most trades on its side of the bid/ask spread so as to minimize market impact.

Package trades further allow AXA Rosenberg to trade large lists of orders simultaneously using state of the art tools such as the Instinet Real-Time System, Instinet Order Matching System and Lattice Trading System. Those tools provide order entry, negotiation and execution capabilities, either directly to other institutions or electronically to the floor of the exchange. The advantages of using such systems include speed of execution, low commissions, anonymity and very low market impact.

AXA Rosenberg continuously monitors trading costs to determine the impact of commissions and price disturbances on a Fund's portfolio.

                             MANAGEMENT OF THE FUNDS

The Trust's Board of Trustees oversees the general conduct of the Trust and the Funds.

Prior to January 30, 2004, AXA Rosenberg acted as investment adviser to the Funds. On January 30, 2004, the shareholders of each Fund approved certain changes to the advisory arrangements for the Funds that were previously approved by the Trust's Board of Trustees on November 3, 2003. A new Management Contract between CSIM and the Trust was approved on behalf of each Fund. In addition, a Subadviser Agreement among CSIM, AXA Rosenberg and the Trust on behalf of each Fund was approved. When these changes were implemented on January 30, 2004, CSIM replaced AXA Rosenberg as the Funds' investment adviser and AXA Rosenberg assumed the role of subadviser to the Funds.

In its new capacity as subadviser, AXA Rosenberg continues to provide day-to-day portfolio management services to the Funds, while, as adviser, CSIM supervises AXA Rosenberg and assumes other functions previously fulfilled by AXA Rosenberg, including managing the Funds' other affairs and business, subject to the supervision of the Board of Trustees.

The Funds pay CSIM an advisory fee for these services on a monthly basis. CSIM - and not the Funds - pays a portion of the advisory fees it receives to AXA Rosenberg in return for its services.

The table below compares the advisory fee payable to CSIM by each Fund to the fee previously paid by the Fund to AXA Rosenberg when it acted as investment adviser.

                                                                                               NEW
                                                                                            AGREEMENT                PREVIOUS
FUND                                                                                          RATE*               AGREEMENT RATE
----                                                                                 ------------------------    ----------------
Laudus Rosenberg U.S. Large Capitalization Fund                                      1st $1 billion--0.75%             0.75%
                                                                                     Over $1 billion--0.70%
                                                                                     Over $2 billion--0.675%
Laudus Rosenberg U.S. Large Capitalization Growth Fund                               1st $1 billion--0.75%             0.50%
                                                                                     Over $1 billion--0.70%
                                                                                     Over $2 billion--0.675%
Laudus Rosenberg U.S. Large Capitalization Value Fund                                1st $X billion--X.XX%                 **
                                                                                     Over $X billion--X.XX%
                                                                                     Over $X billion--X.XX%
Laudus Rosenberg U.S. Discovery Fund                                                 1st $1 billion--0.90%             0.90%
                                                                                     Over $1 billion--0.85%
Laudus Rosenberg U.S. Small Capitalization Fund                                      0.90%                             0.90%
Laudus Rosenberg International Equity Fund                                           1st $1 billion--0.85%             0.85%
                                                                                     Over $1 billion--0.80%
                                                                                     Over $2 billion--0.775%
Laudus Rosenberg International Small Capitalization Fund                             1st $500 million--1.00%           1.00%
                                                                                     Over $500 million--0.95%
Laudus Rosenberg European Fund                                                       1st $500 million--0.75%           0.75%
                                                                                     Over $500 million--0.70%
                                                                                     Over $2 billion--0.675%
Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund                1st $500 million--1.00%           1.00%
                                                                                     Over $500 million--0.95%
Laudus Rosenberg U.S. Long/Short Equity Fund                                         1st $500 million--1.25%           1.25%
                                                                                     Over $500 million--1.20%
Laudus Rosenberg Global Long/Short Equity Fund                                       1st $500 million--1.50%           1.50%
                                                                                     Over $500 million--1.45%
Laudus Rosenberg Value Long/Short Equity Fund                                        1st $500 million--1.50%           1.50%
                                                                                     Over $500 million--1.45%

----------
*    The advisory fee payable to CSIM varies based on fund assets.
** The Laudus Rosenberg U.S. Large Capitalization Value Fund was not in operation while AXA Rosenberg acted as investment adviser.

The following table shows the advisory fees paid by the Funds to CSIM for the period January 30, 2004 to March 31, 2004, and what percentage of the average daily net assets of each such Fund those fees represent.

                                                                                                          PERCENTAGE OF AVERAGE
FUND                                                                                     FEES PAID           DAILY NET ASSETS
----                                                                                 ------------------   ----------------------
Laudus Rosenberg U.S. Large Capitalization Fund                                      $               XX           XX%
Laudus Rosenberg U.S. Large Capitalization Growth Fund                               $               XX           XX%
Laudus Rosenberg U.S. Discovery Fund                                                 $               XX           XX%
Laudus Rosenberg U.S. Small Capitalization Fund                                      $               XX           XX%
Laudus Rosenberg International Equity Fund                                           $               XX           XX%
Laudus Rosenberg International Small Capitalization Fund                             $               XX           XX%
Laudus Rosenberg European Fund                                                       $               XX           XX%
Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund                $               XX           XX%
Laudus Rosenberg Global Long/Short Equity Fund                                       $               XX           XX%
Laudus Rosenberg Value Long/Short Equity Fund                                        $               XX           XX%

The following table shows the advisory fees paid by the Funds to AXA Rosenberg for the period April 1, 2003 to January 29, 2004, and what percentage of the average daily net assets of each such Fund those fees represent.

                                                                                                          PERCENTAGE OF AVERAGE
FUND                                                                                     FEES PAID           DAILY NET ASSETS
----                                                                                 ------------------   ----------------------
Laudus Rosenberg U.S. Large Capitalization Fund                                      $               XX           XX%
Laudus Rosenberg U.S. Large Capitalization Growth Fund                               $               XX           XX%
Laudus Rosenberg U.S. Discovery Fund                                                 $               XX           XX%
Laudus Rosenberg U.S. Small Capitalization Fund                                      $               XX           XX%
Laudus Rosenberg International Equity Fund                                           $               XX           XX%
Laudus Rosenberg International Small Capitalization Fund                             $               XX           XX%
Laudus Rosenberg European Fund                                                       $               XX           XX%
Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund                $               XX           XX%
Laudus Rosenberg Global Long/Short Equity Fund                                       $               XX           XX%
Laudus Rosenberg Value Long/Short Equity Fund                                        $               XX           XX%

The Laudus Rosenberg U.S. Large Capitalization Value and U.S. Long/Short Equity Funds were not operational as of March 31, 2004. Management fees for the Funds represent 0.75% and 1.25% of the average daily net assets of each Fund, respectively, before waivers and reimbursements.

As described in the "Annual Fund Operating Expenses" table in the section entitled "Fees and Expenses," CSIM has entered into an Expense Limitation Agreement to reduce its management fees and bear certain expenses until March 31, 2007, to limit the total annual operating expenses of each Fund. Under that agreement, any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by each Fund to CSIM during the next two fiscal years to the extent that repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

INVESTMENT ADVISER AND SUBADVISER
The investment adviser for the Funds is CSIM, 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, CSIM today serves as investment adviser for all of the SchwabFunds. As of June 31, 2004, CSIM managed XX mutual funds and approximately $XX billion in assets.

AXA Rosenberg is the Funds' subadviser. AXA Rosenberg's address is 4 Orinda Way, Building E, Orinda, CA 94563. AXA Rosenberg provides investment advisory services to a number of institutional investors as well as the Laudus Variable Insurance Trust.

PORTFOLIO MANAGEMENT
A team of personnel employed by AXA Rosenberg and an affiliated entity, the Barr Rosenberg Research Center LLC (the "Research Center"), is jointly and primarily responsible for the day-to-day operations of the portfolio of each of the Funds.

INDEPENDENT TRUSTEES
Nils H. Hakansson, Mariann Byerwalter, and William A. Hasler are the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust.

NILS H. HAKANSSON. Professor Hakansson is the Sylvan C. Coleman Professor of Finance and Accounting at the Haas School of Business, University of California, Berkeley. He is a former member of the faculty at UCLA as well as at Yale University. At Berkeley, he served as Director of the Berkeley Program in Finance (1988-1991) and as Director of the Professional Accounting Program (1985-1988). Professor Hakansson is a Certified Public Accountant and spent three years with Arthur Young & Company prior to receiving his Ph.D. from UCLA in 1966. He has twice been a Visiting Scholar at Bell Laboratories in New Jersey and was, in 1975, the Hoover Fellow at the University of New South Wales in Sydney and, in 1982, the Chevron Fellow at Simon Fraser University in British Columbia. In 1984, Professor Hakansson was a Special Visiting Professor at the Stockholm School of Economics, where he was also awarded an honorary doctorate in economics. He is a past president of the Western Finance Association (1983-1984). Professor Hakansson has published a number of articles in academic journals and in professional volumes. Many of his papers address various aspects of asset allocation procedures as well as topics in securities innovation, information economics and financial reporting. He has served on the editorial boards of several professional journals and been a consultant to the RAND Corporation and a number of investment organizations. Professor Hakansson is a member of the board of two foundations and a past board member of SuperShare Services Corporation and of Theatrix Interactive, Inc. and a Trustee of the Laudus Variable Insurance Trust. He is also a Fellow of the Accounting Researchers International Association and a member of the Financial Economists Roundtable.

MARIANN BYERWALTER. Ms. Byerwalter is the Chairman of JDN Corporate Advisory LLC, and serves on the Board of Trustees of Stanford University, and as a Director of America First Companies, Omaha, NE; Redwood Trust, Inc.; SRI International; PMI Group, Inc; Lucile Packard Children's Hospital; the SchwabFunds family of mutual funds; and the Laudus Variable Insurance Trust. Until 2002, she served as a Director of LookSmart, Ltd., an Internet Infrastructure company. From 1996 until 2001, she served as Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001 as Special Adviser to the President of Stanford University. Prior to her service at Stanford, she was a partner and co-founder of America First Financial Corporation, an affiliate of America First Companies of Omaha, Nebraska, which acquired EurekaBank, a $2.4 billion institution in the San Francisco Bay Area. Ms. Byerwalter performed all corporate development functions for EurekaBank, including acquisitions and divestitures, and served as the Chief Operating Officer, Chief Financial Officer and a Director of America First Eureka Holdings, the holding company for EurekaBank, a publicly traded institution. Before this, Ms. Byerwalter was Vice President for Strategic Planning and Corporate Development at BankAmerica Corporation, managing acquisitions and divestitures for BankAmerica.

Ms. Byerwalter earned a Bachelor's Degree in Economics and Political Science/Public Policy from Stanford University and a Masters Degree in Business Administration from Harvard Business School. She received the 1998 Financial Woman of the Year Award from the Financial Women's Association of San Francisco, and she was named to the SAN FRANCISCO BUSINESS TIMES' "Most Influential Women in the Bay Area" for 2001 and 2002.

WILLIAM A. HASLER. Mr. Hasler is the Vice Chairman of Aphton Corporation, a bio-pharmaceuticals company. He serves on the Board of Directors of Solectron Corporation, as the Non-Executive Chairman, Airlease Ltd., Mission West Properties and Stratex Corporation. He also serves as a Public Governor and member of the Executive Committee of the Pacific Stock & Options Exchange in San Francisco, and as a Trustee of the SchwabFunds family of mutual funds and the Laudus Variable Insurance Trust. From 1991 to 1998, Mr. Hasler was Dean of the Haas School of Business at the University of California, Berkeley. From 1984 to 1991, he served as Vice Chairman and Director of KPMG Peat Marwick, LLP, with responsibility first for operations in the Western United States, including the audit, tax and management consulting practices, and then for worldwide management of the consulting practice. He joined KPMG in 1967, serving in various management capacities including Partner-in-Charge with responsibility for the management consulting practices of, successively, Western Financial Services, Los Angeles Consulting, Southern California Area Consulting, and New York Area Consulting.

Mr. Hasler is a Certified Public Accountant. He earned a Bachelor of Arts Degree in Economics and Chemistry from Pomona College, and a Masters Degree in Business Administration from Harvard University.

INTERESTED TRUSTEE
Jeffrey M. Lyons is the Trustee of the Trust who is an "interested person" (as defined in the 1940 Act) of the Trust.

JEFFREY M. LYONS. Mr. Lyons is Executive Vice President in charge of the Asset Management Products and Services Enterprise at Charles Schwab & Co., Inc. ("Schwab"). Mr. Lyons heads up Schwab's $390 billion asset management business, including CSIM, Schwab's money management division; the Mutual Fund OneSource(R) and Mutual Fund MarketPlace(R) programs; the Managed Accounts division; Insurance and Annuity Services; and Mutual Fund Clearing Services. He has served as a Trustee of the SchwabFunds family of mutual funds since 2001, and in 2003 he was elected to the Board of Governors of the Investment Company Institute. He is also a Trustee of the Laudus Variable Insurance Trust.

Before assuming his current responsibilities, Mr. Lyons served as Executive Vice President of Mutual Funds, and was responsible for Schwab's third party fund business, including Mutual Fund Marketing, Mutual Fund Operations, Fund Relations, and Mutual Fund Clearing Services, as well as Insurance and Annuity Services. Mr. Lyons joined Schwab in 1984. In addition to his leadership in Schwab's Mutual Funds Enterprise, he has held several positions in the company's Retail Marketing Enterprise. From 1987 to 1994, he was responsible for new account acquisition and brand management for retail brokerage products and services. He also served as Senior Vice President for the Affluent Customer Enterprise, where he was responsible for formulating strategy and building services to attract and retain high net worth clients. Mr. Lyons received his B.S. degree in Political Science from University of Wisconsin, Madison in 1977 and his MBA from the University of California, Berkeley in Finance/Marketing. He resides in the Bay Area with his wife and two children.

DISTRIBUTOR
Institutional Shares, Adviser Shares (for the Laudus Rosenberg U.S. Small Capitalization Fund only) and Investor Shares of each Fund are sold on a continuous basis by the Trust's distributor, Laudus Distributor, Inc., formerly Barr Rosenberg Funds Distributor, Inc., (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. The Distributor's principal offices are located at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110.

Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Investor Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Investor Shares of the Trust, such class is subject to an annual distribution and shareholder service fee (a "Distribution and Shareholder Service Fee") of up to 0.25% of each Fund's average daily net assets attributable thereto in accordance with a distribution and shareholder service plan (a "Distribution and Shareholder Service Plan") adopted by the Trustees pursuant to Rule 12b-1 under the 1940 Act. Although the Distributor sells Institutional and Adviser Shares of the Funds, as noted below, the Funds pay no fees to the Distributor in connection with such shares under the Distribution and Shareholder Service Plan.

Expenses and services for which the Distributor may be reimbursed include, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Investor Shares, printing of prospectuses and reports for other than existing Investor Class shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to such persons. The Distribution and Shareholder Service Plan is of the type known as a "compensation" plan. This means that, although the Trustees of the Trust expect to take into account the expenses of the Distributor in their periodic review of the Distribution and Shareholder Service Plan, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Under a service plan (the "Service Plan") adopted by the Trustees, the Distributor may also provide (or arrange for another intermediary or agent to provide) personal and/or account maintenance services to holders of Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund (the Distributor or such other entity is referred to herein as a "Servicing Agent" in such capacity). The Service Plan provides for compensation up to 0.25% of the Adviser Shares' average daily net assets on an annual basis to be paid to servicing agents (the "Servicing Fees"). As described below, in the "Multiple Classes--Adviser Shares" section, a fee may be paid under this Service Plan.

                                MULTIPLE CLASSES

As indicated previously, the Funds other than the Laudus Rosenberg U.S. Small Capitalization Fund offer two classes of shares in this Prospectus to investors, with eligibility for purchase depending on the amount invested in a particular Fund. The two classes of shares are Institutional Shares and Investor Shares. The Laudus Rosenberg U.S. Small Capitalization Fund (currently closed to new investors) offers three classes of shares to investors: Institutional Shares, Investor Shares and Adviser Shares. The following table sets forth basic investment and fee information for each class.

                                                                                                     ANNUAL
                                                                                   ANNUAL        DISTRIBUTION AND
                                                MINIMUM FUND     SUBSEQUENT       SERVICE          SHAREHOLDER
NAME OF CLASS                                    INVESTMENT*     INVESTMENT*        FEE            SERVICE FEE
--------------                                 --------------   -------------   -------------   ------------------
Institutional                                    $  250,000       $  10,000        None               None
Adviser                                          $  100,000       $   1,000        0.25%              None
Investor                                         $    2,500       $     500        None               0.25%

----------
* Certain exceptions apply. See "--Institutional Shares" and "--Investor Shares" below.

The offering price of Fund shares is based on the net asset value per share next determined after an order is received. See "Purchasing Shares," "How the Trust Prices Shares of the Funds" and "Redeeming Shares."

INSTITUTIONAL SHARES
Institutional Shares may be purchased by institutions such as endowments and foundations, plan sponsors of 401(a), 401(k), 457 and 403(b) plans and individuals. In order to be eligible to purchase Institutional Shares, an institution, plan or individual must make an initial investment of at least $250,000 in the particular Fund. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM currently waives this investment minimum for the retirement plans described above and for certain wrap accounts. It intends to do so for its employees, for the spouse, parents, children, siblings, grandparents or grandchildren of such employees, for employees of the Administrator and for Trustees of the Trust who are not interested persons of the Trust, CSIM or AXA Rosenberg and their spouses. Institutional Shares are sold without any initial or deferred sales charges and are not subject to any ongoing Distribution and Shareholder Service Fee.

ADVISER SHARES
Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund may be purchased solely through accounts established under a fee-based program which is sponsored and maintained by a registered broker-dealer or other financial adviser approved by the Trust's Distributor and under which each investor pays a fee to the broker-dealer or other financial adviser, or its affiliate or agent, for investment management or administrative services. In order to be eligible to purchase Adviser Shares, a broker-dealer or other financial adviser must make an initial investment of at least $100,000 of its client's assets in the Laudus Rosenberg U.S. Small Capitalization Fund. In its sole discretion, CSIM may waive this minimum asset investment requirement. Adviser Shares are sold without any initial or deferred sales charges and are not subject to ongoing distribution fees. However, under the terms of the Service Plan adopted by the Trust with respect to Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund, the Trust is permitted to reimburse, out of the Adviser Class assets of the Laudus Rosenberg U.S. Small Capitalization Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that have established a shareholder servicing relationship with the Trust on behalf of their customers. In addition, the Trustees have authorized the Laudus Rosenberg U.S. Small Capitalization Fund to pay up to 0.05% of its average daily net assets attributable to Adviser Shares for sub-transfer services in connection with such shares.

INVESTOR SHARES
Investor Shares may be purchased by institutions, certain individual retirement accounts and individuals. In order to be eligible to purchase Investor Shares, an investor must make an initial investment of at least $2,500 in the particular Fund. In its sole discretion, CSIM may waive this minimum investment requirement. The Trustees have authorized the Trust to reimburse, out of the Investor Class assets of the Fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with Investor Class shares of the Fund an amount up to 0.15% on an annual basis of the average daily net assets of that class. In addition, as described below, the Distribution and Shareholder Service Plan that the Trust has adopted for Investor Shares permits the Trust to reimburse, out of the Investor Class assets of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of Investor Class shares of the Fund (see "Management of the Trust--Distributor").

GENERAL
Shares of the Funds may be sold to corporations or other institutions such as trusts, foundations, broker-dealers or other intermediaries purchasing for the accounts of others (collectively, "Shareholder Organizations"). Investors purchasing and redeeming shares of the Funds through a Shareholder Organization may be charged a transaction-based fee or other fee for the services provided by the Shareholder Organization. Each such Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions with respect to purchases and redemptions of Fund shares. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their particular organization.

                                PURCHASING SHARES

The offering price for shares of each Fund is the net asset value per share next determined after receipt of a purchase order. See "How the Trust Prices Shares of the Funds." Investors may be charged an additional fee by their broker or agent if they effect transactions through such persons.

The Laudus Rosenberg U.S. Small Capitalization Fund was closed to new investors effective October 15, 2003. Existing shareholders (including participants in 401(k) plans) may continue to purchase additional shares and receive dividends and/or distributions in the form of additional shares of the Fund.

Shareholders of other Funds will not be permitted to exchange any of their shares for shares of the Laudus Rosenberg U.S. Small Capitalization Fund unless such shareholders are also existing shareholders of the Laudus Rosenberg U.S. Small Capitalization Fund. The Trust reserves the right at any time to modify the restrictions set forth above, including the suspension of all sales of all shares of the Laudus Rosenberg U.S. Small Capitalization Fund or the lifting of restrictions on different classes of investors and/or transactions.

If you deal directly with a Shareholder Organization, you will have to follow the Shareholder Organization's procedures for transacting with the Fund. For more information about how to purchase, sell, convert or exchange Fund shares through your Shareholder Organization, you should contact your Shareholder Organization directly.

INITIAL CASH INVESTMENTS BY WIRE
Subject to acceptance by the Trust, shares of the Funds may be purchased by wiring federal funds. Please first contact the Trust at 1-800-447-3332 for complete wiring instructions. Notification must be given to the Trust at 1-800-447-3332 prior to 4:00 p.m., New York time, of the wire date. Federal funds purchases will be accepted only on a day on which the Trust, the Distributor and the Custodian are all open for business. A completed Account Application must be overnighted to the Trust at Laudus Trust, c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-8021. Please note the minimum initial investment requirements for each class as set forth above under "Multiple Classes."

INITIAL CASH INVESTMENTS BY MAIL
Subject to acceptance by the Trust, an account may be opened by completing and signing an Account Application and mailing it to Laudus Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.

The Fund(s) to be purchased should be specified on the Account Application. In all cases, subject to acceptance by the Trust, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of a Fund next determined after receipt, even though the check may not yet have been converted into federal funds. Please note minimum initial investment requirements for each class as set forth above under "Multiple Classes."

ADDITIONAL CASH INVESTMENTS
Additional cash investments may be made at any time by mailing a check to the Trust at the address noted under "--Initial Cash Investments by Mail" (payable to Laudus Trust) or by wiring monies as noted under "--Initial Cash Investments by Wire." Notification must be given at 1-800-447-3332 or to the appropriate broker-dealer prior to 4:00 p.m., New York time, of the wire date. Please note each class' minimum additional investment requirements as set forth above under "Multiple Classes." In its sole discretion, CSIM may waive the minimum additional investment requirements.

INVESTMENTS IN-KIND (INSTITUTIONAL SHARES)
Institutional Shares may be purchased in exchange for common stocks on deposit at The Depository Trust Company ("DTC") or by a combination of such common stocks and cash. Purchase of Institutional Shares of a Fund in exchange for stocks is subject in each case to CSIM's determination that the stocks to be exchanged are acceptable. Securities accepted by CSIM in exchange for Fund shares will be valued as set forth under "How the Trust Prices Shares of the Funds" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, the exchange of common stocks for Institutional Shares will be a taxable event for federal income tax purposes, which will trigger gain or loss to an investor subject to federal income taxation, measured by the difference between the value of the Institutional Shares received and the investor's basis in the securities tendered. Accordingly, you should consult your tax adviser before making such an in-kind purchase.

CSIM will not approve the acceptance of securities in exchange for Fund shares unless: (i) CSIM believes the securities are appropriate investments for the Fund; (ii) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (iii) the securities may be acquired under the Fund's investment restrictions.

OTHER PURCHASE INFORMATION
An eligible shareholder may also participate in the Laudus Funds Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in Investor Shares of one or more of the Funds through the use of electronic funds transfers. Investors may commence their participation in this program with a minimum initial investment of $2,500 and may elect to make subsequent investments by transfers of a minimum of $50 into their established Fund account. You may contact the Trust for more information about the Laudus Funds Automatic Investment Program.

For purposes of calculating the purchase price of Fund shares, a purchase order is received by the Trust on the day that it is in "good order" unless it is rejected by the Transfer Agent. For a cash purchase order of Fund shares to be in "good order" on a particular day, a check or money wire must be received on or before 4:00 p.m., New York time, on that day. If the consideration is received by the Trust after the deadline, the purchase price of Fund shares will be based upon the next determination of net asset value of Fund shares. No third party or foreign checks will be accepted. In the case of a purchase in-kind of Institutional Shares, such purchase order will be rejected if the investor's securities are not placed on deposit at DTC prior to 10:00 a.m., New York time.

The Trust reserves the right, in its sole discretion, to suspend the offering of shares of a Fund or to reject purchase orders when, in its judgment, such suspension or rejection would be in the best interests of the Trust or a Fund. The Trust does not allow investments by market timers. You may be subject to a fee of 2% if you redeem or exchange your shares within 30 days of purchase. See "Redeeming Shares." Purchases of each Fund's shares may be made in full or in fractional shares of such Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

                         INDIVIDUAL RETIREMENT ACCOUNTS

Investor Shares of the Funds may be used to fund individual retirement accounts ("IRAs"). The minimum initial investment for an IRA is $2,000. A special application must be completed in order to create such an account.

Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information about IRAs, call the Trust at 1-800-447-3332.

                                REDEEMING SHARES

Shares of the Funds may be redeemed by mail, or, if authorized by an investor in an Account Application, by telephone. The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the particular Fund at the time of the redemption and on any expenses and charges attributable thereto. CSIM currently waives the application of the short-term redemption fee, discussed above in the "Purchasing Shares" section, for 401(a), 401(k), 457, and 403(b) retirement plans, as well as for certain wrap accounts.

As noted above in the "Purchasing Shares" section, if you deal directly with a Shareholder Organization, you should contact your Shareholder Organization for more information about how to redeem Fund shares.

BY MAIL
The Trust will redeem its shares at the net asset value per share next determined after the request is received in "good order." See "How the Trust Prices Shares of the Funds." Requests should be addressed to Laudus Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.

To be in "good order," a request must include the following documentation:
          (a) a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;
          (b) any required signature guarantees; and
          (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

SIGNATURE GUARANTEES
To protect shareholder accounts, the Trust and the Transfer Agent from fraud, signature guarantees may be required to enable the Trust to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, and (3) share transfer requests. Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following: U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. Shareholders may contact the Trust at 1-800-447-3332 for further details.

BY TELEPHONE
Provided the telephone redemption option has been authorized by an investor in an Account Application, a redemption of shares may be requested by calling the Trust at 1-800-447-3332 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and the shareholder, not the Trust or the Transfer Agent, bears the risk of loss in the event of unauthorized instructions reasonably believed by the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone. Payments on telephone redemptions will be suspended for a period typically expected not to exceed 7 business days following a telephonic address change.

SYSTEMATIC WITHDRAWAL PLAN
An owner of $12,000 or more of shares of a Fund may elect to have periodic redemptions made from the investor's account to be paid on a monthly, quarterly, semiannual or annual basis. The maximum payment per year is 12% of the account value at the time of the election. The Trust will normally redeem a sufficient number of shares to make the scheduled redemption payments on a date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

EARLY REDEMPTIONS AND MARKET TIMING
Shares redeemed or exchanged within 30 days of purchase will be subject to a fee of 2%, which is intended to limit short-term trading in the Funds, or to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. Such fee will be paid to the Funds. The Trust reserves the right, in its sole discretion, to waive such fee when, in its judgment, such waiver would be in the best interests of the Trust or a Fund. While the Funds discourage mutual fund market timing and maintain procedures designed to provide reasonable assurances that such activity will be identified and terminated, including the imposition of the redemption fee described above, no policy or procedure can guarantee that all such activity will in fact be identified or that such activity can be completely eliminated.

FURTHER REDEMPTION INFORMATION
The Trust will not make payment on redemptions of shares purchased by check until payment of the purchase price has been collected, which may take up to fifteen days after purchase. Shareholders can avoid this delay by utilizing the wire purchase option.

If CSIM determines that it would not be in the best interests of the remaining shareholders of a Fund to make a redemption payment wholly or partly in cash, such Fund may instead pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by such Fund. The Trust may commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000, or (ii) one percent of the net asset value of such Fund at the beginning of such period. Securities used to redeem Fund shares in kind will be valued in accordance with the Funds' procedures for valuation described under "How the Trust Prices Shares of the Funds." Securities distributed by a Fund in kind will be selected by AXA Rosenberg, under CSIM's supervision, in light of each Fund's objective and will not generally represent a pro rata distribution of each security held in a Fund's portfolio. Investors may incur brokerage charges on the sale of any securities received in payment of redemptions.

The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission ("SEC"), during periods when trading on the New York Stock Exchange is restricted or during an emergency declared by the SEC which makes it impracticable for the Funds to dispose of their securities or to determine the value of their net assets fairly, or during any other period permitted by the SEC for the protection of investors.

                       EXCHANGING AND CONVERTING SHARES

As noted above in the "Purchasing Shares" section, if you deal directly with a Shareholder Organization, you should contact your Shareholder Organization for more information about how to exchange Fund shares. Upon request, and subject to certain limitations, shares of the Fund, including any class of shares, may be exchanged or converted into shares of any other series of the Trust or class. In order to convert your shares to another class of shares, you must satisfy the minimum requirements for the new class of shares. If you deal directly with a Shareholder Organization, please contact your Shareholder Organization to learn more about exchange and conversion or limitations that may apply. All other investors should contact the Trust at 1-800-447-3332. Although the Trust has no current intention of terminating or modifying either the exchange or conversion privileges, it reserves the right to do so at any time. An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of an exchange or conversion within a few days of the completion of the transaction. A new account opened by exchange or conversion must be established with the same name(s), address(es) and social security number(s) as the existing account. All exchanges and conversions will be made based on the respective net asset values next determined following receipt of the request by the Funds containing the information indicated below.

Shareholders of other Funds will not be permitted to exchange any of their shares for shares of the Laudus Rosenberg U.S. Small Capitalization Fund unless such shareholders are also existing shareholders of the Laudus Rosenberg U.S. Small Capitalization Fund.

EXCHANGE AND CONVERSION BY MAIL
To exchange or convert Fund shares by mail, shareholders should simply send a letter of instruction to the Trust. The letter of instruction must include:
(a) the investor's account number; (b) the class of shares to be exchanged or converted; (c) the Fund from and the Fund into which the exchange or conversion is to be made; (d) the dollar or share amount to be exchanged or converted; and (e) the signatures of all registered owners or authorized parties.

EXCHANGE OR CONVERSION BY TELEPHONE
To exchange or convert Fund shares by telephone, or to ask questions about the exchange or conversion privileges or to learn about what conditions and limitations may apply to the exchange and conversion privileges, shareholders may call the Trust at 1-800-447-3332. If you wish to exchange or convert shares, please be prepared to give the telephone representative the following information: (a) the account number, social security number and account registration; (b) the class of shares to be exchanged or converted; (c) the name of the Fund from which and the Fund into which the exchange or conversion is to be made; and (d) the dollar or share amount to be exchanged or converted. Telephone exchanges or conversions are available only if the shareholder so indicates by checking the "yes" box on the Account
Application. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

The Trust reserves the right to suspend or terminate the privilege of exchanging or converting shares of the Fund by mail or by telephone at any time.

                    HOW THE TRUST PRICES SHARES OF THE FUNDS

In valuing its securities, the Trust uses market quotes if they are readily available. In cases where quotes are not readily available, or the Trust deems them unreliable, the Funds may value securities based on fair values developed using methods approved by the Trust's Board of Trustees.

                                  DISTRIBUTIONS

Each Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). Each Fund's policy is to declare and pay distributions of its dividends and interest annually although it may do so more frequently as determined by the Trustees of the Trust. Each Fund's policy is to distribute net short-term capital gains and net long-term gains annually, although it may do so more frequently as determined by the Trustees of the Trust to the extent permitted by applicable regulations.

All dividends and/or distributions will be paid out in the form of additional shares of the relevant Fund to which the dividends and/or distributions relate at net asset value unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the Account Application or by writing to the Administrator.

If you elect to receive distributions in cash and checks are returned and marked as "undeliverable" or remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                      TAXES

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all requirements necessary to avoid paying any federal income or excise taxes. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. Each Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or in the form of additional shares of the Fund to which the distribution relates. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008.

Each Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's return on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions. If more than 50% of a Fund's assets at fiscal year-end is represented by debt and equity securities of foreign corporations, the Fund may (and the Laudus Rosenberg International Equity Fund, the Laudus Rosenberg International Small Capitalization Fund, the Laudus Rosenberg European Fund and the Laudus Rosenberg Global Long/Short Equity Fund intend to) elect to permit shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. For the purposes of the foreign tax credit, each such shareholder would include in gross income from foreign sources its pro rata share of such taxes. Certain limitations imposed by the Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

To the extent such investments are permissible for a Fund, the Fund's short sales and transactions in options, futures contracts, hedging transactions, forward contracts, equity swap contracts and straddles will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund's use of such transactions may result in the Fund realizing more short-term capital gains (subject to tax at ordinary income tax rates) and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions. The foregoing is a general summary of the federal income tax consequences of investing in a Fund to shareholders who are U.S. citizens or U.S. corporations. Shareholders should consult their own tax advisers about the tax consequences of an investment in a Fund in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisers about consequences under foreign, state, local or other applicable tax laws.

                                OTHER INFORMATION

Each Fund's investment performance may from time to time be included in advertisements about such Fund. Total return for a Fund is measured by comparing the value of an investment in such Fund at the beginning of the relevant period to the redemption value of the investment in such Fund at the end of such period (assuming immediate reinvestment of any dividends or capital gain distributions). All data are based on a Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies.

These factors should be considered when comparing a Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect (if presented net of the expense limitation).

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [ ], whose report, along with the Trust's financial statements, is included in the Trust's Annual Report, which is available upon request. The Laudus Rosenberg U.S. Large Capitalization Value Fund and the Laudus Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/04.

                                                                                       INVESTMENT ACTIVITIES
                                                                        ------------------------------------------------------
                                                                                                 NET REALIZED
                                                        NET ASSET            NET                     AND
                                                          VALUE,          INVESTMENT             UNREALIZED        TOTAL  FROM
                                                        BEGINNING           INCOME              GAINS/(LOSSES)     INVESTMENT
                                                        OF PERIOD           (LOSS)              ON INVESTMENTS     ACTIVITIES
                                                     ---------------    --------------          ---------------    -----------
INSTITUTIONAL SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   June 19, 2002 to March 31, 2003*                            10.00              0.05(f)                 (1.73)         (1.68)
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
GROWTH FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                            7.77              0.07(f)                 (1.83)         (1.76)
   For the Year Ended March 31, 2002                            7.70              0.06                     0.07           0.13
   June 7, 2000 to March 31, 2001*                             10.00              0.04                    (2.31)         (2.27)
LAUDUS ROSENBERG U.S. DISCOVERY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                           11.10              0.04(f)                 (1.57)         (1.53)
   September 4, 2001 to March 31, 2002*                        10.00              0.02                     1.10           1.12
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                           11.18              0.03(f)                 (1.93)         (1.90)
   For the Year Ended March 31, 2002                            9.57              0.03(f)                  2.17           2.20
   For the Year Ended March 31, 2001                           10.06              0.03(f)                 (0.16)         (0.13)
   For the Year Ended March 31, 2000                            7.66                --                     2.40           2.40
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                            7.09              0.08(f)                 (1.55)         (1.47)
   For the Year Ended March 31, 2002                            8.14              0.07(f)                 (0.76)         (0.69)
   June 7, 2000 to March 31, 2001*                             10.00              0.28                    (2.14)         (1.86)
LAUDUS ROSENBERG INTERNATIONAL SMALL
CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                            8.48              0.09(f)                 (0.56)         (0.47)
   For the Year Ended March 31, 2002                            9.13              0.15(f)                 (0.61)         (0.46)
   For the Year Ended March 31, 2001                           11.81              0.11                    (1.28)         (1.17)
   For the Year Ended March 31, 2000                            9.11              0.15                     2.74           2.89
LAUDUS ROSENBERG EUROPEAN FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                            9.76              0.15(f)                 (2.40)         (2.25)
   July 23, 2001 to March 31, 2002*                            10.00              0.04                    (0.28)         (0.24)
LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                           10.22                --(e),(f)              1.31           1.31
   For the Year Ended March 31, 2002                            9.61              0.18(f)                  0.69           0.87
   For the Year Ended March 31, 2001                           11.05              0.53(f)                 (1.12)         (0.59)
   For the Year Ended March 31, 2000                           10.46              0.44                     0.57           1.01
LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                           10.15             (0.03)(f)                 1.73           1.70
   For the Year Ended March 31, 2002                            9.43              0.16                     0.96           1.12
   September 29, 2000 to March 31, 2001*                       10.00              0.22                    (0.58)         (0.36)
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                            8.96             (0.02)(f)                 1.54           1.52
   For the Year Ended March 31, 2002                            8.11              0.13(f)                  0.94           1.07
   For the Year Ended March 31, 2001                            7.42              0.34(f)                  0.78           1.12
   For the Year Ended March 31, 2000                            8.99              0.34                    (1.58)         (1.24)

                                                                        LESS DIVIDENDS FROM
                                                     ----------------------------------------------------------
                                                                            NET
                                                          NET             REALIZED
                                                       INVESTMENT         GAINS ON                   TOTAL
                                                        INCOME           INVESTMENTS               DIVIDENDS
                                                     ---------------    --------------          ---------------
INSTITUTIONAL SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   June 19, 2002 to March 31, 2003*                            (0.04)               --                    (0.04)
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
GROWTH FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                           (0.06)               --                    (0.06)
   For the Year Ended March 31, 2002                           (0.06)               --                    (0.06)
   June 7, 2000 to March 31, 2001*                             (0.03)               --                    (0.03)
LAUDUS ROSENBERG U.S. DISCOVERY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                           (0.02)               --                    (0.02)
   September 4, 2001 to March 31, 2002*                        (0.02)               --                    (0.02)
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                           (0.03)            (0.27)                   (0.30)
   For the Year Ended March 31, 2002                           (0.04)            (0.55)                   (0.59)
   For the Year Ended March 31, 2001                           (0.03)            (0.33)                   (0.36)
   For the Year Ended March 31, 2000                              --(e)             --                       --
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                           (0.07)               --                    (0.07)
   For the Year Ended March 31, 2002                           (0.36)               --                    (0.36)
   June 7, 2000 to March 31, 2001*                                --                --                       --
LAUDUS ROSENBERG INTERNATIONAL SMALL
CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                           (0.11)               --                    (0.11)
   For the Year Ended March 31, 2002                           (0.19)               --(e)                 (0.19)
   For the Year Ended March 31, 2001                           (0.16)            (1.35)                   (1.51)
   For the Year Ended March 31, 2000                           (0.19)               --                    (0.19)
LAUDUS ROSENBERG EUROPEAN FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                           (0.17)               --                    (0.17)
   July 23, 2001 to March 31, 2002*                               --                --                       --
LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                           (0.03)               --                    (0.03)
   For the Year Ended March 31, 2002                           (0.26)               --                    (0.26)
   For the Year Ended March 31, 2001                           (0.85)               --                    (0.85)
   For the Year Ended March 31, 2000                           (0.42)               --                    (0.42)
LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                              --                --                       --
   For the Year Ended March 31, 2002                           (0.40)               --                    (0.40)
   September 29, 2000 to March 31, 2001*                       (0.11)            (0.10)                   (0.21)
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                              --                --                       --
   For the Year Ended March 31, 2002                           (0.22)               --                    (0.22)
   For the Year Ended March 31, 2001                           (0.43)               --                    (0.43)
   For the Year Ended March 31, 2000                           (0.33)               --                    (0.33)

----------
*    From commencement of operations.
(a)  Not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c)  Includes dividend expense.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)  Amount less than $0.005.
(f)  Calculated based on the average shares outstanding during the period.

                                                                              NET ASSET
                                                                                VALUE,
                                                       REDEMPTION               END OF                   TOTAL
                                                          FEES                  PERIOD                  RETURN(a)
                                                  --------------------   --------------------     -------------------
INSTITUTIONAL SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   June 19, 2002 to March 31, 2003*                                 --                   8.28                  (16.78)%
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
GROWTH FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                                --                   5.95                  (22.68)%
   For the Year Ended March 31, 2002                                --                   7.77                    1.69%
   June 7, 2000 to March 31, 2001*                                  --                   7.70                  (22.71)%
LAUDUS ROSENBERG U.S. DISCOVERY FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                                --                   9.55                  (13.83)%
   September 4, 2001 to March 31, 2002*                             --                  11.10                   11.25%
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                                --                   8.98                  (17.10)%
   For the Year Ended March 31, 2002                                --                  11.18                   23.92%
   For the Year Ended March 31, 2001                                --                   9.57                   (1.26)%
   For the Year Ended March 31, 2000                                --                  10.06                   31.36%
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                              0.01                   5.56                  (20.66)%
   For the Year Ended March 31, 2002                                --                   7.09                   (8.36)%
   June 7, 2000 to March 31, 2001*                                  --                   8.14                  (18.50)%
LAUDUS ROSENBERG INTERNATIONAL SMALL
CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                              0.02                   7.92                   (5.36)%
   For the Year Ended March 31, 2002                                --                   8.48                   (4.80)%
   For the Year Ended March 31, 2001                                --                   9.13                  (10.78)%
   For the Year Ended March 31, 2000                                --                  11.81                   32.04%
LAUDUS ROSENBERG EUROPEAN FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                                --                   7.34                  (23.14)%
   July 23, 2001 to March 31, 2002*                                 --                   9.76                   (2.40)%
LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                              0.01                  11.51                   12.90%
   For the Year Ended March 31, 2002                                --                  10.22                    9.20%
   For the Year Ended March 31, 2001                                --                   9.61                   (4.79)%
   For the Year Ended March 31, 2000                                --                  11.05                    9.82%
LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                              0.02                  11.87                   16.95%
   For the Year Ended March 31, 2002                                --                  10.15                   12.21%
   September 29, 2000 to March 31, 2001*                            --                   9.43                   (3.56)%
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                                --                  10.48                   16.96%
   For the Year Ended March 31, 2002                                --                   8.96                   13.53%
   For the Year Ended March 31, 2001                                --                   8.11                   15.96%
   For the Year Ended March 31, 2000                                --                   7.42                  (14.13)%

                                                                       RATIOS/SUPPLEMENTAL DATA
                                                  -------------------------------------------------------------------
                                                                            NET INVESTMENT
                                                      NET ASSETS,            INCOME/(LOSS)         EXPENSES BEFORE
                                                        END OF              NET OF WAIVERS/            WAIVERS/
                                                       PERIOD ($            REIMBURSEMENTS         REIMBURSEMENTS(b),
                                                      THOUSANDS)                  (b)                     (c)
                                                  --------------------   --------------------     -------------------
INSTITUTIONAL SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   June 19, 2002 to March 31, 2003*                             14,479                   0.80%                   2.73%
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
GROWTH FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                             3,418                   1.03%                   4.55%
   For the Year Ended March 31, 2002                             4,297                   0.76%                   3.81%
   June 7, 2000 to March 31, 2001*                               3,910                   0.59%                   2.90%
LAUDUS ROSENBERG U.S. DISCOVERY FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                            18,589                   0.38%                   3.71%
   September 4, 2001 to March 31, 2002*                          2,980                   0.38%                   9.02%
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                           487,020                   0.33%                   1.29%
   For the Year Ended March 31, 2002                           482,205                   0.33%                   1.29%
   For the Year Ended March 31, 2001                           408,148                   0.26%                   1.25%
   For the Year Ended March 31, 2000                           447,879                   0.02%                   1.23%
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                             6,368                   1.24%                   5.30%
   For the Year Ended March 31, 2002                             7,882                   0.94%                   4.13%
   June 7, 2000 to March 31, 2001*                               9,071                   4.20%                   3.48%
LAUDUS ROSENBERG INTERNATIONAL SMALL
CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                            20,562                   1.09%                   2.60%
   For the Year Ended March 31, 2002                            28,027                   1.71%                   2.24%
   For the Year Ended March 31, 2001                            41,951                   0.99%                   1.93%
   For the Year Ended March 31, 2000                            44,628                   1.43%                   1.96%
LAUDUS ROSENBERG EUROPEAN FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                             5,645                   1.75%                   5.45%
   July 23, 2001 to March 31, 2002*                              7,320                   0.58%                   5.45%
LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                            26,736                   0.01%                   3.59%
   For the Year Ended March 31, 2002                            10,037                   1.87%                   2.84%
   For the Year Ended March 31, 2001                            11,855                   5.19%                   2.67%
   For the Year Ended March 31, 2000                            27,835                   3.99%                   2.81%
LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                            13,491                  (0.28)%                  4.04%
   For the Year Ended March 31, 2002                            10,514                   1.67%                   3.19%
   September 29, 2000 to March 31, 2001*                        14,924                   4.59%                   3.19%
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                            92,356                  (0.15)%                  2.72%
   For the Year Ended March 31, 2002                            69,629                   1.61%                   2.49%
   For the Year Ended March 31, 2001                            61,923                   4.56%                   3.05%
   For the Year Ended March 31, 2000                            74,401                   2.82%                   3.40%

                                                                       RATIOS/SUPPLEMENTAL DATA
                                                  -------------------------------------------------------------------
                                                  EXPENSES  (INCLUDING
                                                  DIVIDEND EXPENSE, IF
                                                      ANY) NET OF         EXPENSES (EXCLUDING
                                                       WAIVERS/             DIVIDEND EXPENSE)          PORTFOLIO
                                                   REIMBURSEMENTS(b),       NET OF WAIVERS/            TURNOVER
                                                          (c)              REIMBURSEMENTS(b)            RATE(d)
                                                  --------------------   --------------------     -------------------
INSTITUTIONAL SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   June 19, 2002 to March 31, 2003*                               0.99%                  0.99%                 100.79%
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
GROWTH FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              0.75%                  0.75%                  68.73%
   For the Year Ended March 31, 2002                              0.75%                  0.75%                 111.54%
   June 7, 2000 to March 31, 2001*                                0.75%                  0.75%                  88.81%
LAUDUS ROSENBERG U.S. DISCOVERY FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              1.15%                  1.15%                  98.65%
   September 4, 2001 to March 31, 2002*                           1.15%                  1.15%                  78.02%
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              1.15%                  1.15%                  70.83%
   For the Year Ended March 31, 2002                              1.15%                  1.15%                 101.08%
   For the Year Ended March 31, 2001                              1.15%                  1.15%                 128.79%
   For the Year Ended March 31, 2000                              1.15%                  1.15%                 141.78%
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              1.35%                  1.35%                 138.85%
   For the Year Ended March 31, 2002                              1.35%                  1.35%                 132.84%
   June 7, 2000 to March 31, 2001*                                1.35%                  1.35%                  86.18%
LAUDUS ROSENBERG INTERNATIONAL SMALL
CAPITALIZATION FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              1.50%                  1.50%                 129.34%
   For the Year Ended March 31, 2002                              1.50%                  1.50%                 147.52%
   For the Year Ended March 31, 2001                              1.50%                  1.50%                 148.53%
   For the Year Ended March 31, 2000                              1.50%                  1.50%                 148.72%
LAUDUS ROSENBERG EUROPEAN FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              1.25%                  1.25%                 170.62%
   July 23, 2001 to March 31, 2002*                               1.25%                  1.25%                  90.92%
LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              2.67%                  1.25%                 185.66%
   For the Year Ended March 31, 2002                              1.95%                  1.25%                 313.22%
   For the Year Ended March 31, 2001                              2.12%                  1.25%                 399.02%
   For the Year Ended March 31, 2000                              2.27%                  1.25%                 368.26%
LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              2.50%                  1.50%                 189.09%
   For the Year Ended March 31, 2002                              1.93%                  1.50%                 231.34%
   September 29, 2000 to March 31, 2001*                          2.15%                  1.50%                 216.10%
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              2.42%                  1.74%                 209.95%
   For the Year Ended March 31, 2002                              2.18%                  1.75%                 126.45%
   For the Year Ended March 31, 2001                              2.72%                  1.84%                 129.80%
   For the Year Ended March 31, 2000                              3.04%                  2.00%                 139.22%

                                                                                        INVESTMENT ACTIVITIES
                                                                        ------------------------------------------------------
                                                                                                 NET REALIZED
                                                        NET ASSET            NET                     AND
                                                          VALUE,          INVESTMENT             UNREALIZED        TOTAL  FROM
                                                        BEGINNING           INCOME              GAINS/(LOSSES)     INVESTMENT
                                                        OF PERIOD           (LOSS)              ON INVESTMENTS     ACTIVITIES
                                                     ---------------    --------------          ---------------    -----------
ADVISER SHARES
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                           11.12              0.01(f)                 (1.93)         (1.92)
   For the Year Ended March 31, 2002                            9.53                --(f)                  2.17           2.17
   For the Year Ended March 31, 2001                           10.02              0.01(f)                 (0.16)         (0.15)
   For the Year Ended March 31, 2000                            7.65                --                     2.37           2.37
INVESTOR SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   July 31, 2002 to March 31, 2003*                             8.88              0.05(f)                 (0.62)         (0.57)
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
GROWTH FUND
   August 15, 2003 to March 31, 2004*                      $    X.XX          $   X.XX                $    X.XX       $   X.XX
LAUDUS ROSENBERG U.S. DISCOVERY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                           11.08              0.02(f)                 (1.57)         (1.55)
   October 3, 2001 to March 31, 2002*                           9.38                --                     1.72           1.72
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                           11.08                --(e),(f)             (1.92)         (1.92)
   For the Year Ended March 31, 2002                            9.50                --(f)                  2.15           2.15
   For the Year Ended March 31, 2001                           10.00             (0.01)(f)                (0.14)         (0.15)
   For the Year Ended March 31, 2000                            7.63                --                     2.37           2.37
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                            7.05              0.07(f)                 (1.54)         (1.47)
   For the Year Ended March 31, 2002                            8.13              0.05(f)                 (0.78)         (0.73)
   December 5, 2000 to March 31, 2001*                          8.98              0.27                    (1.12)         (0.85)
LAUDUS ROSENBERG INTERNATIONAL SMALL
CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                            8.43              0.08(f)                 (0.57)         (0.49)
   For the Year Ended March 31, 2002                            9.09              0.07(f)                 (0.55)         (0.48)
   For the Year Ended March 31, 2001                           11.77              0.08                    (1.29)         (1.21)
   For the Year Ended March 31, 2000                            9.10              0.13                     2.71           2.84
LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                           10.34             (0.05)(f)                 1.33           1.28
   For the Year Ended March 31, 2002                            9.73              0.10(f)                  0.76           0.86
   For the Year Ended March 31, 2001                           10.99              0.50(f)                 (1.10)         (0.60)
   For the Year Ended March 31, 2000                           10.43              0.43                     0.53           0.96
LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                           10.13             (0.09)(e),(f)             1.75           1.66
   August 23, 2001 to March 31, 2002*                          10.19              0.01(f)                  0.32           0.33
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX       $   X.XX
   For the Year Ended March 31, 2003                            8.95             (0.05)(f)                 1.53           1.48
   For the Year Ended March 31, 2002                            8.10              0.09(f)                  0.96           1.05
   For the Year Ended March 31, 2001                            7.41              0.31(f)                  0.78           1.09
   For the Year Ended March 31, 2000                            8.98              0.32                    (1.59)         (1.27)

                                                                        LESS DIVIDENDS FROM
                                                     ----------------------------------------------------------
                                                                            NET
                                                          NET             REALIZED
                                                       INVESTMENT         GAINS ON                   TOTAL
                                                        INCOME           INVESTMENTS               DIVIDENDS
                                                     ---------------    --------------          ---------------
ADVISER SHARES
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                           (0.02)            (0.27)                   (0.29)
   For the Year Ended March 31, 2002                           (0.03)            (0.55)                   (0.58)
   For the Year Ended March 31, 2001                           (0.01)            (0.33)                   (0.34)
   For the Year Ended March 31, 2000                              --(e)             --                       --
INVESTOR SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   July 31, 2002 to March 31, 2003*                               --                --                       --
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
GROWTH FUND
   August 15, 2003 to March 31, 2004*                      $    X.XX          $   X.XX                $    X.XX
LAUDUS ROSENBERG U.S. DISCOVERY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                              --                --                       --
   October 3, 2001 to March 31, 2002*                          (0.02)               --                    (0.02)
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                           (0.01)            (0.27)                   (0.28)
   For the Year Ended March 31, 2002                           (0.02)            (0.55)                   (0.57)
   For the Year Ended March 31, 2001                           (0.02)            (0.33)                   (0.35)
   For the Year Ended March 31, 2000                              --                --                       --
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                           (0.02)               --                    (0.02)
   For the Year Ended March 31, 2002                           (0.35)               --                    (0.35)
   December 5, 2000 to March 31, 2001*                            --                --                       --
LAUDUS ROSENBERG INTERNATIONAL SMALL
CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                           (0.09)               --                    (0.09)
   For the Year Ended March 31, 2002                           (0.18)               --(e)                 (0.18)
   For the Year Ended March 31, 2001                           (0.12)            (1.35)                   (1.47)
   For the Year Ended March 31, 2000                           (0.17)               --                    (0.17)
LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                           (0.02)               --                    (0.02)
   For the Year Ended March 31, 2002                           (0.25)               --                    (0.25)
   For the Year Ended March 31, 2001                           (0.66)               --                    (0.66)
   For the Year Ended March 31, 2000                           (0.40)               --                    (0.40)
LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                              --                --                       --
   August 23, 2001 to March 31, 2002*                          (0.39)               --                    (0.39)
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $    X.XX          $   X.XX                $    X.XX
   For the Year Ended March 31, 2003                              --                --                       --
   For the Year Ended March 31, 2002                           (0.20)               --                    (0.20)
   For the Year Ended March 31, 2001                           (0.40)               --                    (0.40)
   For the Year Ended March 31, 2000                           (0.30)               --                    (0.30)

----------
*    From commencement of operations.
(a)  Not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c)  Includes dividend expense.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)  Amount less than $0.005.
(f)  Calculated based on the average shares outstanding during the period.

                                                                              NET ASSET
                                                                                VALUE,
                                                       REDEMPTION               END OF                   TOTAL
                                                          FEES                  PERIOD                  RETURN(a)
                                                  --------------------   --------------------     -------------------
ADVISER SHARES
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                                --                   8.91                  (17.35)%
   For the Year Ended March 31, 2002                                --                  11.12                   23.61%
   For the Year Ended March 31, 2001                                --                   9.53                   (1.43)%
   For the Year Ended March 31, 2000                                --                  10.02                   31.00%
INVESTOR SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   July 31, 2002 to March 31, 2003*                                 --                   8.31                   (6.42)%
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
GROWTH FUND
   August 15, 2003 to March 31, 2004*                      $      X.XX            $      X.XX                    X.XX%
LAUDUS ROSENBERG U.S. DISCOVERY FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                                --                   9.53                  (13.99)%
   October 3, 2001 to March 31, 2002*                               --                  11.08                   18.34%
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                                --                   8.88                  (17.42)%
   For the Year Ended March 31, 2002                                --                  11.08                   23.50%
   For the Year Ended March 31, 2001                                --                   9.50                   (1.52)%
   For the Year Ended March 31, 2000                                --                  10.00                   31.06%
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                              0.01                   5.57                  (20.73)%
   For the Year Ended March 31, 2002                                --                   7.05                   (8.83)%
   December 5, 2000 to March 31, 2001*                              --                   8.13                   (9.47)%
LAUDUS ROSENBERG INTERNATIONAL SMALL
CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                              0.02                   7.87                   (5.53)%
   For the Year Ended March 31, 2002                                --                   8.43                   (5.08)%
   For the Year Ended March 31, 2001                                --                   9.09                  (11.08)%
   For the Year Ended March 31, 2000                                --                  11.77                   31.47%
LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                              0.01                  11.61                   12.49%
   For the Year Ended March 31, 2002                                --                  10.34                    8.96%
   For the Year Ended March 31, 2001                                --                   9.73                   (5.06)%
   For the Year Ended March 31, 2000                                --                  10.99                    9.39%
LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                              0.02                  11.81                   16.58%
   August 23, 2001 to March 31, 2002*                               --                  10.13                    3.58%
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $      X.XX            $      X.XX                    X.XX%
   For the Year Ended March 31, 2003                                --                  10.43                   16.54%
   For the Year Ended March 31, 2002                                --                   8.95                   13.24%
   For the Year Ended March 31, 2001                                --                   8.10                   15.49%
   For the Year Ended March 31, 2000                                --                   7.41                  (14.41)%

                                                                       RATIOS/SUPPLEMENTAL DATA
                                                  -------------------------------------------------------------------
                                                                            NET INVESTMENT
                                                      NET ASSETS,            INCOME/(LOSS)         EXPENSES BEFORE
                                                        END OF              NET OF WAIVERS/            WAIVERS/
                                                       PERIOD ($            REIMBURSEMENTS         REIMBURSEMENTS(b),
                                                      THOUSANDS)                  (b)                     (c)
                                                  --------------------   --------------------     -------------------
ADVISER SHARES
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                            25,973                   0.07%                   1.54%
   For the Year Ended March 31, 2002                            17,695                   0.05%                   1.53%
   For the Year Ended March 31, 2001                             8,137                   0.07%                   1.45%
   For the Year Ended March 31, 2000                             7,884                  (0.16)%                  1.39%
INVESTOR SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   July 31, 2002 to March 31, 2003*                                666                   0.87%                   3.05%
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
GROWTH FUND
   August 15, 2003 to March 31, 2004*                      $        XX                   X.XX%                   X.XX%
LAUDUS ROSENBERG U.S. DISCOVERY FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                               104                   0.20%                   6.18%
   October 3, 2001 to March 31, 2002*                               98                   0.03%                  10.26%
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                           136,293                  (0.02)%                  1.63%
   For the Year Ended March 31, 2002                           108,449                  (0.05)%                  1.65%
   For the Year Ended March 31, 2001                            65,217                  (0.13)%                  1.53%
   For the Year Ended March 31, 2000                            11,400                  (0.13)%                  1.50%
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                                17                   1.06%                   5.27%
   For the Year Ended March 31, 2002                                18                   0.64%                   4.27%
   December 5, 2000 to March 31, 2001*                              24                  25.10%                   4.09%
LAUDUS ROSENBERG INTERNATIONAL SMALL
CAPITALIZATION FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                            16,834                   0.99%                   2.93%
   For the Year Ended March 31, 2002                             6,334                   0.79%                   2.67%
   For the Year Ended March 31, 2001                             1,731                   0.67%                   2.24%
   For the Year Ended March 31, 2000                             1,650                   1.14%                   2.28%
LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                            16,251                  (0.45)%                  3.91%
   For the Year Ended March 31, 2002                               471                   0.99%                   3.42%
   For the Year Ended March 31, 2001                                24                   4.90%                   2.96%
   For the Year Ended March 31, 2000                               904                   3.72%                   3.11%
LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                             9,474                  (0.80)%                  4.42%
   August 23, 2001 to March 31, 2002*                                7                   0.22%                   4.43%
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                       $        XX                   X.XX%                   X.XX%
   For the Year Ended March 31, 2003                            38,473                  (0.43)%                  2.97%
   For the Year Ended March 31, 2002                             5,355                   1.05%                   2.79%
   For the Year Ended March 31, 2001                             3,952                   4.23%                   3.37%
   For the Year Ended March 31, 2000                             6,155                   2.36%                   3.70%

                                                                       RATIOS/SUPPLEMENTAL DATA
                                                  -------------------------------------------------------------------
                                                  EXPENSES  (INCLUDING
                                                  DIVIDEND EXPENSE, IF
                                                      ANY) NET OF         EXPENSES (EXCLUDING
                                                       WAIVERS/             DIVIDEND EXPENSE)          PORTFOLIO
                                                   REIMBURSEMENTS(b),       NET OF WAIVERS/            TURNOVER
                                                          (c)              REIMBURSEMENTS(b)            RATE(d)
                                                  --------------------   --------------------     -------------------
ADVISER SHARES
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              1.40%                  1.40%                  70.83%
   For the Year Ended March 31, 2002                              1.39%                  1.39%                 101.08%
   For the Year Ended March 31, 2001                              1.35%                  1.35%                 128.79%
   For the Year Ended March 31, 2000                              1.31%                  1.31%                 141.78%
INVESTOR SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   July 31, 2002 to March 31, 2003*                               1.25%                  1.25%                 100.79%
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
GROWTH FUND
   August 15, 2003 to March 31, 2004*                             X.XX%                  X.XX%                   X.XX%
LAUDUS ROSENBERG U.S. DISCOVERY FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              1.40%                  1.40%                  98.65%
   October 3, 2001 to March 31, 2002*                             1.40%                  1.40%                  78.02%
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              1.49%                  1.49%                  70.83%
   For the Year Ended March 31, 2002                              1.51%                  1.51%                 101.08%
   For the Year Ended March 31, 2001                              1.43%                  1.43%                 128.79%
   For the Year Ended March 31, 2000                              1.28%                  1.28%                 141.78%
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              1.60%                  1.60%                 138.85%
   For the Year Ended March 31, 2002                              1.60%                  1.60%                 132.84%
   December 5, 2000 to March 31, 2001*                            1.60%                  1.60%                  86.18%
LAUDUS ROSENBERG INTERNATIONAL SMALL
CAPITALIZATION FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              1.78%                  1.78%                 129.34%
   For the Year Ended March 31, 2002                              1.78%                  1.78%                 147.52%
   For the Year Ended March 31, 2001                              1.81%                  1.81%                 148.53%
   For the Year Ended March 31, 2000                              1.81%                  1.81%                 148.72%
LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              3.07%                  1.54%                 185.66%
   For the Year Ended March 31, 2002                              2.42%                  1.56%                 313.22%
   For the Year Ended March 31, 2001                              2.41%                  1.54%                 399.02%
   For the Year Ended March 31, 2000                              2.55%                  1.52%                 368.26%
LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              2.92%                  1.80%                 189.09%
   August 23, 2001 to March 31, 2002*                             2.34%                  1.75%                 231.34%
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
   For the Year Ended March 31, 2004                              X.XX%                  X.XX%                   X.XX%
   For the Year Ended March 31, 2003                              2.69%                  2.02%                 209.95%
   For the Year Ended March 31, 2002                              2.48%                  2.04%                 126.45%
   For the Year Ended March 31, 2001                              3.04%                  2.16%                 129.80%
   For the Year Ended March 31, 2000                              3.35%                  2.29%                 139.22%

NOTICE OF PRIVACY POLICY AND PRACTICES
Laudus Trust, on behalf of Laudus Rosenberg U.S. Large Capitalization Fund, Laudus Rosenberg U.S. Large Capitalization Growth Fund, Laudus Rosenberg U.S. Large Capitalization Value Fund, Laudus Rosenberg U.S. Discovery Fund, Laudus Rosenberg U.S. Small Capitalization Fund, Laudus Rosenberg International Equity Fund, Laudus Rosenberg International Small Capitalization Fund, Laudus Rosenberg European Fund, Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, Laudus Rosenberg U.S. Long/Short Equity Fund, Laudus Rosenberg Global Long/Short Equity Fund, Laudus Rosenberg Value Long/Short Equity Fund (collectively, the "Funds") recognizes and respects the privacy expectations of its clients. The Trust provides this notice to you so that you will know what kinds of information it collects about its clients and the circumstances in which that information may be disclosed to third parties that are not affiliated with the Funds.

COLLECTION OF CLIENT INFORMATION
The Trust collects nonpublic personal information about its clients from the following sources:
- ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a client's name, address, social security number and information about a client's investment goals and risk tolerance;
- ACCOUNT HISTORY, including information about the transactions and balances in a client's accounts; and
- CORRESPONDENCE, written, telephonic or electronic between a client and the Funds or service providers to the Funds.

DISCLOSURE OF CLIENT INFORMATION
The Trust may disclose the client information it collects to third parties that are not affiliated with the Funds:
- as permitted by law--for example, with service providers who maintain or service shareholder accounts for the Funds or to a shareholder's broker or agent; and
- to perform marketing services on behalf of the Funds or pursuant to a joint marketing agreement with Laudus Distributor, Inc., the Funds' distributor, or another financial institution that is an affiliate of AXA Rosenberg Investment Management LLC, the Funds' subadviser or Charles Schwab Investment Management, Inc., the adviser to the Funds.

SECURITY OF CLIENT INFORMATION
The Trust requires service providers to the Funds:
- to maintain policies and procedures designed to assure only appropriate access to, and use of information about clients of the Funds; and
- to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of clients of the Funds.

The Trust adheres to the policies and practices described in this notice regardless of whether you are a current or former client of the Funds.

                                                                   LAUDUS [LOGO]
                                                                           FUNDS
                                                             COMMAND PERFORMANCE

FOR MORE INFORMATION ABOUT THE FUNDS:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides additional information about the Funds. It is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. In the Funds' Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You may review and copy, for a fee, the Trust's Annual and Semi-Annual Reports and the SAI in person at, or by writing to, the Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request via e-mail at the following address: publicinfo@sec.gov. Information on the operation of the Commission's Public Reference Room can be obtained by calling 1-202-942-8090. You may obtain reports and other information about the Funds for free from the EDGAR database on the Commission's website at http://www.sec.gov.

You can get free copies of the SAI and the Annual and Semi-Annual Reports, request other information about the Funds or make shareholder inquiries by contacting the Funds at:
Laudus Trust
3435 Stelzer Road
Columbus, Ohio 43219
1.866.452.8387 Institutional Shares
1.866.452.8387 Registered Investment Professionals
1.800.447.3332 Investor and Adviser Shares

ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street
San Francisco, California 94104

SUBADVISER
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, California 94563

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND PAYING AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN OF ASSETS
Custodial Trust Company
101 Carnegie Center
Princeton, New Jersey 08540

State Street Bank and Trust Company
Mutual Funds Division
Boston, Massachusetts 02102

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
[         ]

333 Market Street
San Francisco, California 94105

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103


Investment Company Act File No. 811-5547

                 LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
             LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND
              LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND
                      LAUDUS ROSENBERG U.S. DISCOVERY FUND
                 LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
                   LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
            LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
                         LAUDUS ROSENBERG EUROPEAN FUND
                 LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
                             LONG/SHORT EQUITY FUND
                  LAUDUS ROSENBERG U.S. LONG/SHORT EQUITY FUND
                 LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
                  LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                  JULY 31, 2004


         This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated July 31, 2004 of the Laudus Rosenberg U.S. Large Capitalization Fund, Laudus Rosenberg U.S. Large Capitalization Growth Fund, Laudus Rosenberg U.S. Large Capitalization Value Fund, Laudus Rosenberg U.S. Discovery Fund, Laudus Rosenberg U.S. Small Capitalization Fund, Laudus Rosenberg International Equity Fund, Laudus Rosenberg International Small Capitalization Fund, Laudus Rosenberg European Fund, Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, Laudus Rosenberg U.S. Long/Short Equity Fund, Laudus Rosenberg Global Long/Short Equity Fund, and Laudus Rosenberg Value Long/Short Equity Fund of the Laudus Trust, as amended or supplemented from time to time (the "Prospectus") and should be read in conjunction therewith. A copy of the Prospectus may be obtained from the Laudus Trust, 3435 Stelzer Road, Columbus, Ohio 43219.

         The Report of the Independent Registered Public Accounting Firm and financial statements of the Funds included in the Trust's Annual Report for the period ended March 31, 2004 (the "Annual Report") are incorporated herein by reference to such Annual Report. A copy of the Trust's Annual Report is available without charge upon request. You can get a copy of the Annual Report by contacting the Funds at: 1.866.452.8387 (for Institutional Shares),
1.800.447.3332 (for Investor and Adviser Shares) or 1.866.452.8387 (for Registered Investment Professionals).

                                TABLE OF CONTENTS

                                                                            PAGE
INVESTMENT OBJECTIVES AND POLICIES                                            XX

PORTFOLIO TURNOVER                                                            XX

INVESTMENT RESTRICTIONS                                                       XX

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS                                XX

MANAGEMENT OF THE FUNDS                                                       XX

INVESTMENT ADVISORY AND OTHER SERVICES                                        XX

PORTFOLIO TRANSACTIONS                                                        XX

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES                              XX

DETERMINATION OF NET ASSET VALUE                                              XX

PURCHASE AND REDEMPTION OF SHARES                                             XX

FINANCIAL STATEMENTS                                                          XX

APPENDIX A - PROXY VOTING POLICIES                                            XX

                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objective and policies of each of the Laudus Rosenberg U.S. Large Capitalization Fund, Laudus Rosenberg U.S. Large Capitalization Growth Fund, Laudus Rosenberg U.S. Large Capitalization Value Fund, Laudus Rosenberg U.S. Discovery Fund, Laudus Rosenberg U.S. Small Capitalization Fund, Laudus Rosenberg International Equity Fund, Laudus Rosenberg International Small Capitalization Fund, Laudus Rosenberg European Fund, Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, Laudus Rosenberg U.S. Long/Short Equity Fund, Laudus Rosenberg Global Long/Short Equity Fund, and Laudus Rosenberg Value Long/Short Equity Fund (each a "Fund" and, collectively, the "Funds") of the Trust are described in the Prospectus under the headings "Investment Objectives, Principal Investment Strategies and Summary of Principal Risks" and "Principal Risks."

         The Funds have the flexibility to invest, within limits, in a variety of instruments designed to enhance their investment capabilities. The following is an additional description of certain investments of the Funds.

         CERTAIN HOLDINGS OF THE FUNDS (ALL FUNDS). To meet redemption requests or for investment purposes, each of these Funds may temporarily hold a portion of its assets in full faith and credit obligations of the United States government (e.g., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (specifically, rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined to be of comparable quality to any of the foregoing.

         In connection with these holdings, each of the Funds may be subject to interest rate risk and credit risk. Interest rate risk is the risk that changes in interest rates will adversely affect the value of a Fund's debt securities. Debt securities constitute obligations of an issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of such securities to decline. Even the highest quality debt securities, including U.S. Government securities, are subject to interest rate risk.

         Credit risk is the risk that the issuer or the guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. As noted above, however, the Funds will hold debt securities only of issuers with high credit ratings.

         INDEX FUTURES (ALL FUNDS). An index futures contract (an "Index Future") is a contract to buy or sell an integral number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value of the relevant index at a given time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an index. Index Futures can be traded through all major commodity brokers. Currently, contracts are expected to expire on the tenth day of March, June, September and December. A Fund will ordinarily be able to close open positions on the United States futures exchange on which Index Futures are then traded at any time up to and including the expiration day. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. A Fund will realize a loss if the value of an Index Future declines between the time the Fund purchases it and the time it sells it and may realize a gain if the value of the Index Future rises between such dates.

         In connection with a Fund's investment in common stocks, each Fund may invest in Index Futures while AXA Rosenberg Investment Management LLC
("AXA Rosenberg") seeks favorable terms from brokers to effect transactions in common stocks selected for purchase. A Fund may also invest in Index Futures when AXA Rosenberg believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund, pending investment in such stocks when they do become available. Through the use of Index Futures, a Fund may maintain a portfolio with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a Fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a Fund. A Fund may also use Index Futures in order to hedge its equity positions.

         In contrast to purchases of a common stock, no price is paid or received by a Fund upon the purchase of a futures contract. Upon entering into a futures contract, a Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the particular index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market."

         A Fund may close out a futures contract purchase by entering into a futures contract sale. This will operate to terminate the Fund's position in the futures contract. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

         The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and the futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, with respect to the Laudus Rosenberg International Equity Fund, Laudus Rosenberg International Small Capitalization Fund and the Laudus Rosenberg Global Long/Short Equity Fund, trading hours for Index Futures may not correspond perfectly to hours of trading on the Tokyo Stock Exchange. This may result in a disparity between the price of Index Futures and the value of the underlying Index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

         A Fund's use of Index Futures involves other risks. Positions in Index Futures may be closed out by a Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Futures contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such events, it may not be possible for a Fund to close its futures contract purchase, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin.

         Further, the ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. There is no assurance that a liquid secondary market will exist for any particular option or at any particular time.

         A Fund will not purchase Index Futures if, as a result, the Fund's initial margin deposits on transactions that do not constitute "bona fide hedging" under relevant regulations of the Commodities Futures Trading Commission ("CFTC") would be greater than 5% of the Fund's total assets. In addition to margin deposits, when a Fund purchases an Index Future, it is required to maintain, at all times while an Index Future is held by the Fund, cash, U.S. Government securities or other high grade liquid securities in a segregated account with its Custodian in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.

         FOREIGN CURRENCY TRANSACTIONS (THE INTERNATIONAL EQUITY PORTFOLIOS). The Laudus Rosenberg International Equity Fund, Laudus Rosenberg International Small Capitalization Fund, Laudus Rosenberg European Fund and the Laudus Rosenberg Global Long/Short Equity Fund (collectively, the "International Equity Portfolios") do not currently intend to hedge the foreign currency risk associated with investments in securities denominated in foreign currencies. However, the Funds reserve the right to buy or sell foreign currencies or to deal in forward foreign currency contracts (that is, to agree to buy or sell a specified currency at a specified price and future date) to hedge against possible variations in foreign exchange rates pending the settlement of securities transactions. The Funds also reserve the right to purchase currency futures contracts and related options thereon for similar purposes. By entering into a futures or forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. Dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received. For example, if AXA Rosenberg anticipates that the value of the yen will rise relative to the dollar, a Fund could purchase a currency futures contract or a call option thereon or sell (write) a put option to protect against a currency-related increase in the price of yen-denominated securities such Fund intends to purchase. If AXA Rosenberg anticipates a fall in the value of the yen relative to the dollar, a Fund could sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge. If the International Equity Portfolios change their present intention and decide to utilize hedging strategies, futures contracts and related options will be used only as a hedge against anticipated currency rate changes (not for investment purposes) and all options on currency futures written by a Fund will be covered. These practices, if utilized, may present risks different from or in addition to the risks associated with investments in foreign currencies.

         CURRENCY FORWARD CONTRACTS (THE INTERNATIONAL EQUITY PORTFOLIOS). A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts traded in the interbank market are negotiated directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         CURRENCY FUTURES TRANSACTIONS (THE INTERNATIONAL EQUITY PORTFOLIOS). A currency futures contract sale creates an obligation by the seller to deliver the amount of currency called for in the contract in a specified delivery month for a stated price. A currency futures contract purchase creates an obligation by the purchaser to take delivery of the underlying amount of currency in a specified delivery month at a stated price. Futures contracts are traded only on commodity exchanges -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

         Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. Since the value of the option is fixed at the point of sale, there are no daily payments of cash in the nature of "variation" or "maintenance" margin payments to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a currency futures contract.

         The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

         The Funds will write (sell) only covered put and call options on currency futures. This means that a Fund will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. Set forth below is a description of methods of providing cover that the Funds currently expect to employ, subject to applicable exchange and regulatory requirements. If other methods of providing appropriate cover are developed, a Fund reserves the right to employ them to the extent consistent with applicable regulatory and exchange requirements.

         A Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on currency futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by the Fund in cash, U.S.

Government securities, or other high-grade liquid debt obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, the Fund will so segregate an amount of cash, U.S. Government securities, or other high-grade liquid debt obligations equal in value to the difference. Alternatively, a Fund may cover the call option through segregating with its custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.

         In the case of put options on currency futures written by a Fund, the Fund will hold the aggregate exercise price in cash, U.S. Government securities, or other high-grade liquid debt obligations in a segregated account with its custodian, or own put options on currency futures or short currency futures, with the difference, if any, between the market value of the put written and the market value of the puts purchased or the currency futures sold maintained by the Fund in cash, U.S. Government securities, or other high-grade liquid debt obligations in a segregated account with its custodian. If at the close of business on any day the market value of the put options purchased or the currency futures sold by a Fund falls below 100% of the market value of the put options written by the Fund, the Fund will so segregate an amount of cash, U.S. Government securities, or other high-grade liquid debt obligations equal in value to the difference.

         A Fund may not enter into currency futures contracts or related options thereon if immediately thereafter the amount committed to margin plus the amount paid for premiums for unexpired options on currency futures contracts exceeds 5% of the market value of the Fund's total assets.

         LIMITATIONS ON THE USE OF CURRENCY FUTURES CONTRACTS (THE INTERNATIONAL EQUITY PORTFOLIOS). A Fund's ability to engage in the currency futures transactions described above will depend on the availability of liquid markets in such instruments. Markets in currency futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of currency futures. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in such transactions may be limited by tax considerations.

         RISK FACTORS IN CURRENCY FUTURES TRANSACTIONS (THE INTERNATIONAL EQUITY PORTFOLIOS). Investment in currency futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the currency being hedged. The hedge will not be fully effective where there is such an imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged currency if the volatility of the hedged currency is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged currency is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

         The successful use of transactions in futures and related options also depends on the ability of AXA Rosenberg to forecast correctly the direction and extent of exchange rate and stock price movements within a given time frame. It is impossible to forecast precisely what the market value of securities a Fund anticipates buying will be at the expiration or maturity of a currency forward or futures contract. Accordingly, in cases where a Fund seeks to protect against an increase in value of the currency in which the securities are denominated through a foreign currency transaction, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such currency purchase) if the market value of the securities to be purchased is less than the amount of foreign currency the Fund contracted to purchase. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the value of the securities purchased. When a Fund purchases forward or futures contracts (or options thereon) to hedge against a possible increase in the price of the currency in which the securities the Fund anticipates purchasing are denominated, it is possible that the market may instead decline. If a Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the forward or futures contract that is not offset by a reduction in the price of the securities purchased. As a result, a Fund's total return for such period may be less than if it had not engaged in the forward or futures transaction.

         Foreign currency transactions that are intended to hedge the value of securities a Fund contemplates purchasing do not eliminate fluctuations in the underlying prices of those securities. Rather, such currency transactions simply establish a rate of exchange which can be used at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a change in the value of the currency involved, they tend to limit any potential gain that might result from the increase in the value of such currency.

         The amount of risk a Fund assumes when it purchases an option on a currency futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         The liquidity of a secondary market in a currency futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

         A Fund's ability to engage in currency forward and futures transactions may be limited by tax considerations.

         SHORT SALES (THE LONG/SHORT FUNDS). The Laudus Rosenberg U.S. Long/Short Equity Fund, the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the Laudus Rosenberg Value Long/Short Equity Fund and the Laudus Rosenberg Global Long/Short Equity Fund (collectively, the "Long/Short Funds") will seek to realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

         A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price.

         REPURCHASE AGREEMENTS (ALL FUNDS). Each Fund may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government, and there is a risk that the seller may fail to repurchase the underlying security. There is a risk, therefore, that the seller will fail to honor its repurchase obligation. In such event, the relevant Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including
(a) possible declines in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto, and (b) inability to enforce rights and the expenses involved in attempted enforcement.

         LOANS OF PORTFOLIO SECURITIES (ALL FUNDS). Each Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Fund may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. Government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by Charles Schwab Investment Management, Inc. ("CSIM") to be of relatively high credit standing.

         ILLIQUID SECURITIES (ALL FUNDS). Each Fund may purchase "illiquid securities," defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued such securities, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities after giving effect to the purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.

         FOREIGN INVESTMENTS BY THE LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND, LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND, LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND, LAUDUS ROSENBERG U.S. DISCOVERY FUND, LAUDUS ROSENBERG U.S. LONG/SHORT EQUITY FUND, LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND, AND THE LAUDUS ROSENBERG VALUE
LONG/SHORT EQUITY FUND. Although they invest primarily in securities principally traded in U.S. markets, these Funds may occasionally invest in and, in the case of the Laudus Rosenberg U.S. Long/Short Equity Fund, Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, and Laudus Rosenberg Value Long/Short Equity Fund, engage in short sales with respect to stocks of foreign companies that trade on U.S. markets. Investments in securities of foreign issuers involve certain risks that are less significant for investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including currency blockage). A Fund may be unable to obtain and enforce judgments against foreign entities, and issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. Also, the securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies.

         AMERICAN DEPOSITORY RECEIPTS (ALL FUNDS). Each Fund may invest in American Depository Receipts, or ADRs, which are U.S. dollar-denominated securities for foreign companies that are traded in the United States on exchanges or over-the-counter and are issued by domestic banks or trust companies and for which market quotations are readily available. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, a Fund can avoid currency risks which might occur during the settlement period for either purchases or sales. Each Fund may purchase foreign securities directly, as well as through ADRs.

         NOTICE FOR CHANGES IN CERTAIN INVESTMENT POLICIES. Each of the Laudus Rosenberg U.S. Large Capitalization Fund, Laudus Rosenberg U.S. Large Capitalization Growth Fund, Laudus Rosenberg U.S. Large Capitalization Value Fund, Laudus Rosenberg U.S. Discovery Fund, Laudus Rosenberg U.S.
Small Capitalization Fund, Laudus Rosenberg International Equity Fund, Laudus Rosenberg International Small Capitalization Fund, Laudus Rosenberg European Fund, Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, Laudus Rosenberg U.S. Long/Short Equity Fund, Laudus Rosenberg Global Long/Short Equity Fund, and Laudus Rosenberg Value Long/Short Equity Fund will give 60 days notice to its shareholders prior to altering its respective policy to invest, under normal circumstances, 80% of its assets in U.S. Large Capitalization Companies, U.S. Large Capitalization Companies, U.S. Large Capitalization Companies, U.S. Small/Mid Capitalization Companies, U.S. Small Capitalization Companies, securities of large foreign companies, International Small Capitalization Companies, equity securities of companies traded principally in developed markets across Europe, U.S. large and mid capitalization equity securities, U.S. Equity Securities, equity securities and equity securities, respectively. For these purposes, "assets" means the respective Fund's net assets, plus the amount of any borrowings for investment purposes.

         NOTICE ON SHAREHOLDER APPROVAL. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of each of the Funds may be changed without shareholder approval.

                               PORTFOLIO TURNOVER

         A change in securities held by a Fund is known as "portfolio turnover" and almost always involves the payment by a Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Portfolio turnover is not a limiting factor with respect to investment decisions. The portfolio turnover rate for the Laudus Rosenberg U.S. Small Capitalization Fund for the fiscal years ended March 31, 2004 and 2003 was X.XX% and 70.83%, respectively. The portfolio turnover rate for the Laudus Rosenberg U.S. Discovery Fund for the fiscal years ended March 31, 2004 and 2003 was X.XX% and 98.65%, respectively. The portfolio turnover rate for the Laudus Rosenberg U.S. Large Capitalization Fund for the fiscal year ended March 31, 2004 and the period from the commencement of its operations (6/19/02) through March 31, 2003, was X.XX% and 100.79%, respectively. The portfolio turnover rate for the Laudus Rosenberg U.S. Large Capitalization Growth Fund for the fiscal years ended March 31, 2004 and 2003 was X.XX% and 68.73%, respectively. The portfolio turnover rate for the Laudus Rosenberg International Equity Fund for the fiscal years ended
March 31, 2004 and 2003 was X.XX% and 138.85%, respectively. The portfolio turnover rate for the Laudus Rosenberg International Small Capitalization Fund for the fiscal years ended March 31, 2004 and 2003 was X.XX% and 129.34%, respectively. The portfolio turnover rate for the Laudus Rosenberg European Fund for the fiscal years ended March 31, 2004 and 2003 was X.XX% and 170.62%, respectively. The portfolio turnover rate for the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund for the fiscal years ended March 31, 2004 and 2003 was X.XX% and 185.66%, respectively. The portfolio turnover rate for the Laudus Rosenberg Value Long/Short Equity Fund for the fiscal years ended March 31, 2004 and 2003 was X.XX% and 209.95%, respectively. The portfolio turnover rate for the Laudus Rosenberg Global Long/Short Equity Fund for the fiscal years ended March 31, 2004 and 2003 was X.XX% and 189.09%, respectively. The Laudus Rosenberg U.S. Large Capitalization Value Fund and the Laudus Rosenberg U.S. Long/Short Equity Fund were not operational for the period ended March 31, 2004. As disclosed in the Prospectus, high portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, and could involve realization of capital gains that would be taxable when distributed to shareholders of a Fund. To the extent that portfolio turnover results in the realization of net short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates.

                             INVESTMENT RESTRICTIONS

         Without a vote of the majority of the outstanding voting securities of a Fund, the Trust will not take any of the following actions with respect to such Fund:

         (1) Borrow money in excess of 10% (33 1/3% for the Laudus Rosenberg U.S. Large Capitalization Value Fund) of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes or for payments of variation margin. Such borrowings will be repaid before any additional investments are purchased. Short sales and related borrowings of securities are not subject to this restriction.

         (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% (33 1/3% for the Laudus Rosenberg U.S. Large Capitalization Value Fund) of the Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction 1 above. (For the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. Collateral arrangements with respect to swaps and other derivatives are also not deemed to be a pledge or other encumbrance of assets.)

         (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

         (4) Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of a Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

         (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

         (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

         (7) Concentrate more than 25% of the value of its total assets in any one industry.

         (8) Invest in securities of other investment companies, except to the extent permitted by the 1940 Act, or by an exemptive order issued by the Securities and Exchange Commission.

         (9) Purchase or sell commodities or commodity contracts except that each of the Funds may purchase and sell stock index and other financial futures contracts and options thereon.

         (10) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Funds' portfolio securities.

         (11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (2) above; any borrowing permitted by restriction (1) above; short sales permitted by restriction (4) above; any collateral arrangements with respect to short sales, swaps, options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, futures contracts or options on futures contracts.)

         (12) With respect to 75% of its total assets, invest in a security if, as a result of such investment, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         Notwithstanding the latitude permitted by Restriction 9 above, the Funds have no current intention of purchasing interest rate futures.

         It is contrary to the present policy of each of the Funds, which may be changed by the Trustees of the Trust without shareholder approval, to:

                (a) Invest in warrants or rights (other than warrants or rights acquired by a Fund as a part of a unit or attached to securities at the time of purchase).

                (b) Write, purchase or sell options on particular securities (as opposed to market indices).

                (c) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

                (d) Make investments for the purpose of exercising control of a company's management.

                (e) Invest in (a) securities which at the time of investment are not readily marketable and (b) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in such securities.

         Unless otherwise indicated, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Regardless of such policy, if any Fund borrows an amount such that the asset coverage of its borrowing is less than 300%, then, within three days (not including Sundays and holidays) or such longer period as the Commission may prescribe through rules and regulations, such Fund will reduce the amount of its borrowings so that asset coverage is at least 300%.

         The phrase "shareholder approval," as used in the Prospectus and herein, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund or the Trust, as the case may be, or (2) 67% or more of the shares of a Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                 INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

         The tax status of the Funds and the distributions which they may make are summarized in the Prospectus under the headings "Distributions" and "Taxes." Each Fund intends to qualify each year as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a RIC and to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other RICs or other securities limited generally with respect to any one issuer to a value not more than 5% of the value of the total assets of such Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related businesses; and (c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To the extent a Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

         If a Fund fails to qualify as a RIC accorded special tax treatment in any taxable year, the Fund will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

         In order to avoid an excise tax imposed on certain underdistributed amounts, a Fund must distribute prior to each calendar year end without regard to the Fund's fiscal year end (i) 98% of the Fund's ordinary income, (ii) 98% of the Fund's capital gain net income, if any, realized in the one-year period ending on October 31 (or later if the Fund is permitted and so elects), and
(iii) 100% of any undistributed income from prior years. A dividend paid to shareholders by a Fund in January of a year is generally deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

         Each International Equity Portfolio may be subject to foreign withholding taxes on income and gains derived from foreign investments. Such taxes would reduce the yield on such Funds' investments, but, as discussed in the Prospectus, may in some situations be taken as either a deduction or a credit by U.S. shareholders. Investment by each Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on distributions received from, or on the sale of its investment in, such a company. Such a tax cannot be eliminated by making distributions to Fund shareholders. A Fund may avoid this tax by making an election to mark certain of such securities to the market annually. Alternatively, where it is in a position to do so, a Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case different rules will apply, although the Funds generally do not expect to be in the position to make such elections.

         For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. The dividends-received deduction for corporations will generally be available to corporate shareholders with respect to their receipt of a Fund's dividends from investment income to the extent derived from dividends received by the Fund from domestic corporations, provided the Fund and the shareholder each meet the relevant holding period requirements.

         For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property,
(3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

         If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss. In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares.

         Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or in the form of additional shares of the Fund to which the distribution relates. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

         Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         Certain tax-exempt organizations or entities may not be subject to federal income tax on dividends or distributions from a Fund. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

         Under current law, each Fund is generally required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges or redemptions made by any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has underreported income in the past or fails to certify that he is not subject to such withholding. However, the general back-up withholding rules set forth above will not apply to tax-exempt entities so long as each such entity furnishes a Fund with the appropriate certification required by the Internal Revenue Service. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate reductions will be 31% for amounts paid after December 31, 2010.

         In order for a foreign investor to qualify for exemption from (or reduced rates for) back-up withholding tax under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.

         To the extent such investments are permissible for a particular Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and certain foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

         Certain transactions effectively insulating a Fund from substantially all risk of loss and all opportunity for gain in an appreciated financial position are treated as constructive sales of those positions for federal income tax purposes. Short sales, swap contracts, and forward or futures contracts to sell the appreciated position, or one or more other transactions that have substantially the same effect as those transactions as determined under regulations, are treated as "constructive sales" for this purpose. A Fund that owns an appreciated financial position that enters into such a transaction generally recognizes gain for tax purposes prior to the generation of cash by such activities, which may require the Fund to sell assets to meet its distribution requirement.

         THE TAX DISCUSSION SET FORTH ABOVE IS A SUMMARY INCLUDED FOR GENERAL INFORMATION PURPOSES ONLY. EACH SHAREHOLDER IS ADVISED TO CONSULT ITS OWN TAX ADVISER WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO IT OF AN INVESTMENT IN ANY OF THE FUNDS, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED, AND SHOULD NOT BE CONSIDERED, TO BE A SUBSTITUTE FOR CAREFUL TAX PLANNING.

                             MANAGEMENT OF THE FUNDS

         The Trust's Trustees oversee the general conduct of the Funds' business. Certain information concerning the Trustees is set forth below.

                                                               NUMBER OF
NAME, ADDRESS* AND                                             PORTFOLIOS IN
AGE OF TRUSTEE; (TERM                                          FUND
OF OFFICE** AND LENGTH          PRINCIPAL OCCUPATION(S)        COMPLEX           OTHER DIRECTORSHIPS HELD BY
OF TIME SERVED)                 DURING PAST FIVE YEARS         OVERSEEN          TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:

Jeffrey M. Lyons##              Executive Vice President,      62***             Mr. Lyons is also a Trustee of each
48                              Asset Management Products &                      portfolio of the Laudus Variable
                                Services since September                         Insurance Trust, The Charles Schwab
(since 1/04)                    2001, Charles Schwab & Co.,                      Family of Funds, Schwab Investments,
                                Inc. Prior to September                          Schwab Annuity Portfolios and Schwab
                                2001, Mr. Lyons was                              Capital Trust (consisting of 49
                                Executive Vice President,                        portfolios).
                                Mutual Funds, Charles Schwab
                                & Co., Inc.

INDEPENDENT TRUSTEES:

Mariann Byerwalter +            Chairman of JDN Corporate      62***             Ms. Byerwalter is also a Trustee of
43                              Advisory LLC. From 1996 to                       each portfolio of the Laudus
                                2001, Ms. Byerwalter was the                     Variable Insurance Trust, The
(since 1/04)                    Vice President for Business                      Charles Schwab Family of Funds,
                                Affairs and Chief Financial                      Schwab Investments, Schwab Annuity
                                Officer of Stanford                              Portfolios and Schwab Capital Trust
                                University and, in 2001,                         (consisting of 49 portfolios). She
                                Special Adviser to the                           is on the Board of Trustees of
                                President of Stanford                            Stanford University, America First
                                University.                                      Companies, Omaha, NE (venture
                                                                                 capital/fund management), Redwood
                                                                                 Trust,

                                                               NUMBER OF
NAME, ADDRESS* AND                                             PORTFOLIOS IN
AGE OF TRUSTEE; (TERM                                          FUND
OF OFFICE** AND LENGTH          PRINCIPAL OCCUPATION(S)        COMPLEX           OTHER DIRECTORSHIPS HELD BY
OF TIME SERVED)                 DURING PAST FIVE YEARS         OVERSEEN          TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 Inc. (mortgage finance), Stanford
                                                                                 Hospitals and Clinics, SRI International
                                                                                 (research), PMI Group, Inc. (mortgage
                                                                                 insurance) and Lucile Packard Children's
                                                                                 Hospital; Director until 2002, LookSmart,
                                                                                 Ltd. (an Internet infrastructure company).

William A. Hasler +             Co-Chief Executive Officer,    62***             Mr. Hasler is also a Trustee of each
62                              Aphton Corporation                               portfolio of the Laudus Variable
                                (bio-pharmaceuticals). Prior                     Insurance Trust, The Charles Schwab
(since 1/04)                    to August 1998, Mr. Hasler                       Family of Funds, Schwab Investments,
                                was Dean of the Haas School                      Schwab Annuity Portfolios and Schwab
                                of Business at the                               Capital Trust (consisting of 49
                                University of California,                        portfolios). He is on the Board of
                                Berkeley (higher education).                     Directors of Solectron Corporation
                                                                                 and is the Non-Executive Chairman
                                                                                 (manufacturing). He is also on the
                                                                                 Board of Directors of Airlease Ltd.
                                                                                 (aircraft leasing), Mission West
                                                                                 Properties (commercial real estate)
                                                                                 and Digital Microwave Corporation (a
                                                                                 network equipment corporation).

Nils H. Hakansson +             Sylvan C. Coleman Professor    13#               Mr. Hakansson is also a Trustee of
65                              of Finance and Accounting,                       the Laudus Variable Insurance Trust.
(6 Years)                       Haas School of Business,
                                University of California,
                                Berkeley, July 1969 to June
                                2003.

----------
* The mailing address of each of the Trustees is c/o Laudus Trust, 3435 Stelzer Road, Columbus, OH 43219.

**   There is no stated term of office for the Trustees of the Trust.

*** This includes 49 Schwab funds, 12 series of the Trust and the sole series of the Laudus Variable Insurance Trust.

# This includes 12 series of the Trust and the sole series of the Laudus Variable Insurance Trust.

## Mr. Lyons is an "interested person," as defined in the 1940 Act, because he is an employee of Charles Schwab & Co.

+    Member of the Audit Committee.

         The Trust has a standing Audit Committee. The members of the Audit Committee are identified above. The function of the Audit Committee is to assist the Trustees in their oversight of the Trust's financial reporting process. The Audit Committee met once during the Fund's most recently completed fiscal year.

The Trust also has a Nominating Committee, that is comprised of all of the Independent Trustees, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees.

The aggregate dollar range of securities in the Family of Investment Companies* owned by each Trustee is set forth below.

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                     SECURITIES IN THE FAMILY OF
                                         DOLLAR RANGE OF EQUITY                       INVESTMENT COMPANIES*
NAME OF TRUSTEE                          SECURITIES IN THE FUND                       AS OF DECEMBER 31, 2003
---------------                          ----------------------                   --------------------------------
INDEPENDENT TRUSTEES:

Nils H. Hakansson             Laudus Rosenberg U.S. Small Capitalization Fund:    $50,001-$100,000
                              $10,001 - $50,000
                              Laudus Rosenberg U.S. Discovery Fund: None
                              Laudus Rosenberg U.S. Large Capitalization Fund:
                              None
                              Laudus Rosenberg U.S. Large Capitalization Growth
                              Fund: None
                              Laudus Rosenberg International Equity Fund: None
                              Laudus Rosenberg International Small
                              Capitalization Fund: $1 - $10,000
                              Laudus Rosenberg European Fund: None
                              Laudus Rosenberg U.S. Long/Short Equity Fund:
                              None
                              Laudus Rosenberg U.S. Large/Mid Capitalization
                              Long/Short Equity Fund: None
                              Laudus Rosenberg Value Long/Short Equity Fund:
                              $10,001 - $50,000
                              Laudus Rosenberg U.S. Large Capitalization Value
                              Fund: None

Mariann Byerwalter            None                                                None
William A. Hasler             None                                                None

INTERESTED TRUSTEE:

Jeffrey M. Lyons              None                                                None

----------

* As of December 31, 2003, the Family of Investment Companies consisted of 11 series of the Trust (excluding the Laudus Rosenberg U.S. Large Capitalization Value Fund) and the sole series of the Laudus Variable Insurance Trust.

       Certain information concerning the Trust's officers is set forth below:

   NAME, ADDRESS* AND AGE OF
OFFICER; (TERM OF OFFICE ** AND                                                PRINCIPAL OCCUPATION DURING
   LENGTH OF TIME SERVED)                  POSITION WITH THE TRUST                   PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------
Jana Thompson, 44                         President and Chief             Senior Vice President, Charles Schwab & Co.,
(1/04-present)                            Executive Officer               Inc. and CSIM, February 2004 to present; Vice
                                                                          President, Charles Schwab & Co., Inc., 2000
                                                                          to February 2004; Managing Director,
                                                                          High-Yield Sales, Fleet Securities, Inc.,
                                                                          1998 to September 1999.

Alice Schulman, 53                        Clerk                           Vice President & Assistant Secretary, CSIM,
(1/04-present)                                                            2003 to present; Assistant Secretary, The
                                                                          Charles Schwab Bank, N.A., 2003 to present;
                                                                          Assistant Secretary, SchwabFunds, 2000 to
                                                                          present; Director, Project Management, CSIM,
                                                                          2000 to 2003; Consultant, 1998 to 2000.

Elizabeth Lawrence, 39                    Vice President                  Senior Vice President, BISYS Fund Services,
(9/02-present)                                                            2001 to present; Vice President and Senior
                                                                          Manager, Client Services and Operations,
                                                                          PFPC, Inc., May 2000 to 2001; Director of
                                                                          Client Services, PFPC, Inc., 1997 to May
                                                                          2000.

Troy Sheets, 32                           Chief Financial Officer         Vice President of Financial Services, BISYS
(9/02-present)                                                            Fund Services, 2002 to present; Senior
                                                                          Manager, KPMG LLP, 2000 to 2002; Manager,
                                                                          KPMG LLP, 1998 to 2000.

Alison Baur, 40                           Chief Legal Officer             Vice President, Charles Schwab & Co., Inc.
(1/04-present)                                                            since June 1999; Associate General Counsel,
                                                                          Charles Schwab & Co., Inc. since 2003; Senior
                                                                          Corporate Counsel, Charles Schwab & Co.,
                                                                          Inc., June 1999 to 2003; Chief Legal Officer
                                                                          & Secretary, Excelsior Funds, 2001 to 2004;
                                                                          Chief Legal Officer, Excelsior Directional
                                                                          Hedge Fund and Excelsior Private Equity
                                                                          Funds, 2001 to 2004; Associate General
                                                                          Counsel, Grantham, Mayo, Van Otterloo & Co.,
                                                                          LLC, 1997 to May 1999; Clerk, GMO Trust, 1997
                                                                          to May 1999.

Ryan Louvar, 32                           Clerk                           Counsel of Legal Services, BISYS Fund
(9/02-present)                                                            Services, 2000 to present; Attorney, Hill,
                                                                          Farrer & Burrill LLP, May 1999 to 2000;
                                                                          Attorney, Knapp, Peterson & Clarke, PC, 1997
                                                                          to May 1999.

Alaina V. Metz, 36                        Assistant Clerk                 Chief Administrative Officer, BISYS Fund
(6/99-present)                                                            Services, 1995 to present.

---------------

* The mailing address of each of the officers is c/o Laudus Trust, 3435 Stelzer Road, Columbus, OH 43219.

**   There is no stated term of office for the officers of the Trust.

         Mss. Baur, Schulman and Thompson, each being an employee of Charles Schwab Investment Management, Inc. or its affiliates, will each benefit indirectly from the management fees paid by the Trust to Charles Schwab Investment Management, Inc., but receive no compensation from the Trust.

         Messrs. Sheets and Louvar and Mss. Metz and Lawrence, each being an employee of BISYS Fund Services Ohio, Inc. ("BISYS"), the Fund's administrator and transfer and dividend-paying agent, will each benefit indirectly from the administrative fees paid by the Trust to BISYS, but receive no compensation from the Trust.

         TRUSTEE COMPENSATION. Interested Trustees and officers of the Trust do not receive compensation from the Trust. Prior to February 2, 2004, the Trust paid each Independent Trustee aggregate compensation of $45,540 per year plus an additional fee for each meeting attended. The Trust did not pay any pension or retirement benefits for its Trustees. Currently the Trust pays each Independent Trustee aggregate compensation of $55,000 per year. This sum includes a quarterly retainer fee of $8,788 and an additional $3,790 for each regular meeting attended.

The Trust has implemented a retirement plan for all Independent Trustees of the Trust (the "Retirement Plan"). Under the terms of the Retirement Plan, upon retirement or other termination of service from the Trust (other than termination for cause), a retiring Trustee shall be paid, in a lump-sum cash payment, a benefit equal to $10,000 for each year that the Trustee has served as an Independent Trustee of the Trust. In calculating years of service to the Trust, the Retirement Plan provides for years of service prior to adoption of the Retirement Plan to be counted and does not require that years of service be consecutive.

         The total compensation accrued and payable to, as well as the retirement benefits accrued by, the Independent Trustees by the Trust and by the fund complex for the fiscal year ended March 31, 2004, is shown in the table below.

                                                                                                               TOTAL
                                                                PENSION OR                                  COMPENSATION
                                                                RETIREMENT                                     FROM
                                           AGGREGATE             BENEFITS             ESTIMATED           REGISTRANT AND
                                         COMPENSATION           ACCRUED AS             ANNUAL                  FUND
                                             FROM              PART OF FUND         BENEFITS UPON          COMPLEX* PAID
NAME OF PERSON                            REGISTRANT             EXPENSES             RETIREMENT           TO DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
Mariann Byerwalter++                        $ XX**                 $ XX                  $ XX                 $  XX**

William A. Hasler++                         $ XX**                 $ XX                  $ XX                 $  XX**

Nils H. Hakansson                           $ XX**                 $ XX                  $ XX                 $  XX**

Dwight M. Jaffee+                           $ XX**                 $  0                  $  0                 $  XX**

William F. Sharpe+                          $ XX**                 $  0                  $  0                 $  XX**

----------

* As of March 31, 2004, the Fund Complex consisted of 61 funds, which included all of the series of the Trust (excluding the Laudus Rosenberg U.S. Large Capitalization Value Fund), the sole series of the Laudus Variable Insurance Trust and 49 Schwab funds.

** Reflects fees accrued for the fiscal year regardless of the actual payment date.

+ Messrs. Jaffee and Sharpe retired from the Board of Trustees as of January 30, 2004.

++   Ms. Byerwalter and Mr. Hasler were elected to the Board as of January 30,
     2004.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY CONTRACTS

ABOUT CSIM

         CSIM is a wholly-owned subsidiary of The Charles Schwab Corporation. Both CSIM and The Charles Schwab Corporation are located at 101 Montgomery Street, San Francisco, CA 94104.

         As of June 31, 2004, CSIM managed XX mutual funds and approximately $XX billion in assets.

         Principal Executive Officer and Directors - Listed below are the directors and principal executive officer of CSIM. The principal business address of each director and the principal executive officer, as it relates to their duties at CSIM, is the same as above.

         NAME                          POSITION
         ----                          --------
         Randall W. Merk               Director, President and Chief Executive Officer
         Charles R. Schwab             Chairman and Director
         Stephen B. Ward               Director, Senior Vice President and Chief Investment Officer

         As disclosed in the Prospectus under the heading "Management of the Funds," under management contracts (each a "Management Contract") between the Trust, on behalf of each Fund, and CSIM, subject to the supervision of the Trustees of the Trust and such policies as the Trustees may determine, CSIM furnishes office space and equipment, provides certain bookkeeping and clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with CSIM. In addition, pursuant to a Subadviser Agreement among CSIM, AXA Rosenberg and the Trust, AXA Rosenberg will continuously furnish an investment program for each Fund and will make investment decisions on behalf of each Fund and place all orders for the purchase and sale of portfolio securities.

         Each of the Funds has agreed to pay CSIM a monthly management fee at the annual percentage rate of the relevant Fund's average daily net assets set forth in the Prospectus. CSIM has agreed with the Trust that it will waive some or all of its management fees under the Management Contracts and, if necessary, will bear certain expenses of each Fund until 3/31/07 (unless the expense limitation agreement between CSIM and the Trust (the "Expense Limitation Agreement") is extended, modified or terminated by mutual agreement of the Trust and CSIM) so that each Fund's total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses, dividends and interest on securities sold short, service fees, subtransfer agency and subaccounting fees and distribution and shareholder service fees) applicable to each class will not exceed the current limit (as stated in the Expense Limitation Agreement). In addition, CSIM's compensation under each Management Contract is subject to reduction to the extent that in any year the expenses of a Fund (including investment advisory fees but excluding taxes, portfolio brokerage commissions and any distribution and shareholder service expenses paid by a class of shares of a Fund pursuant to a distribution and shareholder service plan or otherwise) exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale.

         Each Management Contract provides that CSIM shall not be subject to any liability to the Trust or to any shareholder of the Trust in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder.

         Each Management Contract will continue in effect for a period no more than two years from the date of its execution, and renewals thereof must be approved by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of CSIM or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment and is terminable on not more than 60 days' notice by the Trust to CSIM or by CSIM to the Trust.

TRUSTEES' CONSIDERATIONS

         In determining to approve the Funds' Management Contracts, the Trustees met with the relevant investment advisory personnel from CSIM and considered information provided by CSIM. The Trustees received written and oral information from CSIM regarding CSIM's key personnel and its experience in managing mutual funds. The Trustees reviewed CSIM's qualifications to act as investment adviser to the Funds. In recommending that shareholders approve each Management Contract, the Trustees carefully evaluated the experience of CSIM's key personnel in institutional investing and the quality of services CSIM is expected to provide to each Fund, including, but not limited to: (1) the fee and expense ratios of comparable mutual funds; (2) the nature and quality of services expected to be rendered to each Fund by CSIM; (3) the benefits that might accrue to the Funds, including increased efficiencies and economies of scale, as result of the size and depth of CSIM's and its affiliates' mutual fund organizations; (4) the distinct investment objective and policies of each Fund;
(5) the history, reputation, qualification and background of CSIM as well as the qualifications of its personnel and its financial condition; (6) its performance record; (7) CSIM's compliance infrastructure, including systems and procedures designed to comply with recent federal regulations affecting mutual funds; (8) CSIM and its affiliates' ability to support the growth of assets invested in the Funds; (9) CSIM's experience overseeing, monitoring and supervising the services of subadvisers to certain funds for which it currently serves as investment adviser; and (10) other factors deemed relevant. The Trustees also reviewed the fees to be paid to CSIM by each Fund under each Management Contract in comparison to those being charged generally in the relevant segment of the mutual fund business.

         Based on the foregoing, the Trustees concluded that the fees to be paid to CSIM under the Management Contracts are fair and reasonable, given the scope and quality of the services rendered by CSIM.

         During the period January 30, 2004 through March 31, 2004, the Funds owed, (and, to the extent not waived, paid to) CSIM as management fees, and CSIM, in its capacity as adviser, has waived, the following amounts:

                      FUND                                            MANAGEMENT FEE           AMOUNT WAIVED
                      ----                                            --------------           -------------
Laudus Rosenberg U.S. Small Capitalization Fund                            $  XX                    $  XX
Laudus Rosenberg U.S. Discovery Fund                                       $  XX                    $  XX
Laudus Rosenberg U.S. Large Capitalization Fund                            $  XX                    $  XX
Laudus Rosenberg U.S. Large Capitalization Growth Fund                     $  XX                    $  XX
Laudus Rosenberg International Equity Fund                                 $  XX                    $  XX
Laudus Rosenberg International Small Capitalization Fund                   $  XX                    $  XX
Laudus Rosenberg European Fund                                             $  XX                    $  XX
Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short
Equity Fund                                                                $  XX                    $  XX

Laudus Rosenberg Value Long/Short Equity Fund                              $  XX                    $  XX
Laudus Rosenberg Global Long/Short Equity Fund                             $  XX                    $  XX

         The Laudus Rosenberg U.S. Large Capitalization Value Fund and the Laudus Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/04.


SUBADVISORY AGREEMENT

ABOUT AXA ROSENBERG

         AXA Rosenberg is wholly-owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is contractually controlled jointly by AXA IM Rose, Inc., Barr Rosenberg, Kenneth Reid and Rosenberg Alpha L.P.

         AXA IM Rose, Inc. is wholly-owned by AXA IM Holding U.S. Inc. AXA IM Holding U.S. Inc. is wholly-owned by AXA Investment Managers S.A., a French societe anonym, which, in turn, is owned, collectively, by AXA SA, a French holding company, AXA Assurances IARD, a French societe anonym, AXA UK Plc, a British public limited company and AXA Colonia Konzern AG, a German Aktiengesellschaft. AXA Assurances IARD, AXA UK Plc and AXA Colonia Konzern AG are owned by AXA SA (more than 90% directly).

         Finaxa, a French holding company, beneficially owns more than 25% of the voting securities of, and therefore controls, AXA SA. Mutuelles Axa, a group of four French mutual insurance companies, one of which controls Finaxa, acting as a group controls both AXA SA and Finaxa. Rosenberg Alpha L.P. is controlled by Barr Rosenberg as their Managing General Partner. Each of these entities may be deemed a controlling person of AXA Rosenberg.

         AXA Rosenberg is located at 4 Orinda Way, Building E, Orinda, California 94563.

         Kenneth Reid, Barr M. Rosenberg and Marlis S. Fritz, the former general partners of Rosenberg Institutional Equity Management, the predecessor to AXA Rosenberg, may be deemed to be controlling persons of AXA Rosenberg as a result of their interests in AXA Rosenberg Group LLC, the parent of AXA Rosenberg.

         The following is a list of the directors and principal executive officers of AXA Rosenberg. The principal business address of the directors and the principal executive officers, as it relates to their duties at AXA Rosenberg, is the same as the address of AXA Rosenberg.

Principal Executive Officers and Directors:

         NAME                        POSITION
         ----                        --------
         Stephane Prunet             Global Chief Executive Officer

         Edward H. Lyman             President

         Kenneth Reid                Global Chief Investment Officer

         NAME                        POSITION
         ----                        --------
         William E. Ricks            Chief Executive Officer and Chief Investment Officer of North America

         Barr Rosenberg              Chairman

         The Trust and CSIM have entered into an Agreement on behalf of each Fund with AXA Rosenberg by which AXA Rosenberg will act as subadviser to the Funds (each a "Subadviser Agreement"). Under each Subadviser Agreement, AXA Rosenberg, at its expense, will continuously furnish an investment management program for the particular Fund and will make investment decisions on behalf of such Fund and place all orders for the purchase and sale of portfolio securities and all other investments, subject to the supervision of CSIM and the Trustees.

         The Funds do not pay AXA Rosenberg's compensation under the Subadviser
Agreements: CSIM pays it, and for any given year it will never be payable at a rate that exceeds 55% (90% in the case of the Laudus Rosenberg U.S. Small Capitalization Fund) of the gross rate of compensation payable to CSIM by each Fund under the Management Contracts. The compensation payable by CSIM to AXA Rosenberg in respect of each Fund under the respective Subadviser Agreement is payable quarterly (at the end of each quarter) as a portion of such Fund's average daily net assets, and, beginning one year after AXA Rosenberg becomes subadviser, will be adjusted (up or down) if such Fund outperforms or underperforms its benchmark by 1.0%, 2% and 2.5% for Group A, B and C Funds, respectively, or more. This way, AXA Rosenberg has monetary incentive to achieve good performance and avoid poor performance for each Fund. Starting in 2008 and in each year thereafter, AXA Rosenberg may be entitled to an additional rate of compensation from CSIM if the assets under management for all Funds (excluding the Laudus Rosenberg U.S. Small Capitalization Fund, but including the Laudus Rosenberg VIT Value Long/Short Equity Fund) have not reached certain levels, but, as noted above, it will never be entitled to a rate of compensation that is more than 55% (90% in the case of the Laudus Rosenberg U.S. Small Capitalization
Fund) of the gross rate of compensation payable to CSIM by each Fund under the Management Contracts.

BASE SUBADVISORY FEE

         This section describes the base subadvisory fee payable by CSIM to AXA Rosenberg. As described more fully below, CSIM will pay a flat fee to AXA Rosenberg in respect of each Fund's average daily net assets up to the amount of assets in such Fund at the time AXA Rosenberg became subadviser (the Fund's "Existing Assets"). With respect to assets in excess of a Fund's Existing Assets, the fee arrangements are proposed to be different for the Laudus Rosenberg U.S. Small Capitalization Fund than for the other Funds. The following subsections describe the arrangements for the other Funds and the Laudus Rosenberg U.S. Small Capitalization Fund, respectively, with respect to those assets. Please remember, however, that all the fees described on this and the following three pages are paid by CSIM to AXA Rosenberg; they do not affect how much you pay or your Fund pays.

         Unless the fee payable to CSIM under each Management Contract is increased by the relevant Fund's shareholders (in which case the base subadvisory fee would also be increased for that Fund), the base subadvisory fee payable by CSIM to AXA Rosenberg will never exceed the percentage listed in the table below in the "Existing Assets" row of such Fund's average daily net assets on an annual basis, and it will be lower than that for Fund assets above certain thresholds, as described below. As shown in the table below, CSIM will pay AXA Rosenberg a percentage (on an annual basis) of each Fund's Existing Assets.

         ALL FUNDS OTHER THAN THE LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND. For any quarter during which a Fund's average daily net assets exceed its Existing Assets, CSIM will pay AXA

Rosenberg a lower percentage (on an annual basis) of such Fund's portion, if any, of the average daily net assets of all Funds (excluding the assets of the Laudus Rosenberg U.S. Small Capitalization Fund, but including the assets of the Laudus Rosenberg VIT Value Long/Short Equity Fund) that exceed the aggregate Existing Assets of all such Funds, but fall short of $2.5 billion (the Fund's "Second Tier Assets"). For any quarter during which a Fund's average daily net assets exceed its Existing Assets AND the average daily net assets of all Funds (excluding the assets of the Laudus Rosenberg U.S. Small Capitalization Fund, but including the assets of the Laudus Rosenberg VIT Value Long/Short Equity
Fund) exceed $2.5 billion, CSIM will pay AXA Rosenberg a still lower percentage (on an annual basis) of such Fund's portion of its excess (the Fund's "Third Tier Assets").

         LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND. The base annual subadvisory fee payable to AXA Rosenberg by CSIM with respect to the Laudus Rosenberg U.S. Small Capitalization Fund may also be adjusted if the gross advisory fee payable to CSIM by the Fund is adjusted by the Trustees or the Fund's shareholders, and will also be subject to "break points," currently as follows (on an annualized basis): 0.72% of the Fund's average daily net assets up to its Existing Assets; and 0.405% of the Fund's average daily net assets in excess of its Existing Assets.

         FUND                                                                BASE SUBADVISORY FEE*
         ----                                                                ---------------------
         Laudus Rosenberg U.S. Discovery Fund                                0.405% of Existing Assets
                                                                             0.36% of Second Tier Assets
                                                                             0.27% of Third Tier Assets

         Laudus Rosenberg U.S. Large Capitalization Fund                     0.338% of Existing Assets
                                                                             0.30% of Second Tier Assets
                                                                             0.225% of Third Tier Assets

         Laudus Rosenberg U.S. Large Capitalization Growth Fund              0.338% of Existing Assets
                                                                             0.30% of Second Tier Assets
                                                                             0.225% of Third Tier Assets

         Laudus Rosenberg U.S. Large Capitalization Value Fund               0.338% of Existing Assets
                                                                             0.30% of Second Tier Assets
                                                                             0.225% of Third Tier Assets

         Laudus Rosenberg International Equity Fund                          0.383% of Existing Assets
                                                                             0.34% of Second Tier Assets
                                                                             0.255% of Third Tier Assets

         Laudus Rosenberg International Small Capitalization Fund            0.45% of Existing Assets
                                                                             0.40% of Second Tier Assets
                                                                             0.30% of Third Tier Assets

         Laudus Rosenberg European Fund                                      0.338% of Existing Assets
                                                                             0.30% of Second Tier Assets
                                                                             0.225% of Third Tier Assets

         Laudus Rosenberg U.S. Long/Short Equity Fund                        0.5625% of Existing Assets
                                                                             0.50% of Second Tier Assets
                                                                             0.375% of Third Tier Assets

         Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short           0.45% of Existing Assets
         Equity Fund
                                                                             0.40% of Second Tier Assets

         FUND                                                                BASE SUBADVISORY FEE*
         ----                                                                ---------------------
                                                                             0.30% of Third Tier Assets

         Laudus Rosenberg Value Long/Short Equity Fund                       0.675% of Existing Assets
                                                                             0.60% of Second Tier Assets
                                                                             0.45% of Third Tier Assets

         Laudus Rosenberg Global Long/Short Equity Fund                      0.675% of Existing Assets
                                                                             0.60% of Second Tier Assets
                                                                             0.45% of Third Tier Assets

         Laudus Rosenberg U.S. Small Capitalization Fund                     0.72% of Existing Assets
                                                                             0.405% of All other Assets

----------
* As noted above, the rates for any Fund set forth in the table are expected to be adjusted if the gross advisory fee rates payable to CSIM by such Fund are adjusted by the Trustees or the shareholders of such Fund.

PERFORMANCE ADJUSTMENT

         As noted above, the compensation payable to AXA Rosenberg by CSIM under the Subadviser Agreements is structured to provide monetary incentive to AXA Rosenberg to achieve good performance and avoid poor performance. In particular, AXA Rosenberg's compensation in respect of a Fund will be increased for any quarter in which such Fund's performance exceeds that of its benchmark by more than 1.0%, 2.0% or 2.5% for Group A, B or C Funds (as listed in the table below), respectively.

                GROUP A                                GROUP B                                   GROUP C
                -------                                -------                                   -------
U.S. Large Capitalization Fund           U.S Small Capitalization Fund                U.S. Long/Short Equity Fund

U.S. Large Capitalization Growth Fund    U.S. Discovery Fund                          U.S. Large/Mid Capitalization
                                                                                      Long/Short Equity Fund

U.S. Large Capitalization Value Fund     International Small Capitalization Fund      Value Long/Short Equity Fund

International Equity Fund                                                             Global Long/Short Equity Fund

European Fund


         Conversely, AXA Rosenberg's compensation will be decreased for any quarter in which a Fund's performance falls short of its benchmark's performance by more than 1.0%, 2.0% or 2.5% for Group A, B or C Funds, respectively. More specifically, the fee payable to AXA Rosenberg will be increased or decreased by a performance component (the "Performance Adjustment") that will vary proportionately with the difference between (a) the investment performance of the relevant Fund over a rolling three-year period* minus the investment record of the respective benchmark (as set forth in the chart below) over the same period, expressed as a percentage, whether the result is positive or negative, and (b) (i) 1.0% for Group A Funds, (ii) 2.0% for Groups B Funds, or (iii) 2.5% for Group C Funds.

FUND                                                                           BENCHMARK
----                                                                           ---------
Laudus Rosenberg U.S. Large Capitalization Fund                                Russell 1000(R) Index
Laudus Rosenberg U.S. Large Capitalization Growth Fund                         Russell 1000(R) Growth Fund Index

FUND                                                                           BENCHMARK
----                                                                           ---------
Laudus Rosenberg U.S. Large Capitalization Value Fund                          Russell 1000(R) Value Index
Laudus Rosenberg U.S. Discovery Fund                                           Russell 2500 Index
Laudus Rosenberg U.S. Small Capitalization Fund                                Russell 2000 Index
Laudus Rosenberg International Equity Fund                                     MSCI EAFE Index
Laudus Rosenberg International Small Capitalization Fund                       Nomura Global Small Cap Index
Laudus Rosenberg European Fund                                                 MSCI Europe Index
Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund          90 Day U.S. Treasury Bills
Laudus Rosenberg U.S. Long/Short Equity Fund                                   90 Day U.S. Treasury Bills
Laudus Rosenberg Global Long/Short Equity Fund                                 90 Day U.S. Treasury Bills
Laudus Rosenberg Value Long/Short Equity Fund                                  90 Day U.S. Treasury Bills

         The Performance Adjustment (whether positive or negative) for a Fund will never be charged at a rate that exceeds 5% of the gross advisory fee rate payable to CSIM with respect to such Fund (the "Maximum Performance Adjustment"). The Maximum Performance Adjustment will be made when the Fund's performance reaches plus or minus 2.0%, 4.0% and 5.0% in relation to the relevant benchmark for Funds falling within Groups A, B and C, respectively (the "Maximum Adjustment Performance Point"). There will be no Performance Adjustment when the performance difference (between the Fund and the relevant benchmark) is between 1% and -1% for Group A Funds, 2.0% and -2.0% for Group B Funds, or 2.5% and -2.5% for Group C Funds and, starting at 1% or -1% (as the case may be) for Group A Funds, 2.0% or -2.0% (as the case may be) for Group B Funds, or 2.5% or -2.5% (as the case may be) for Group C Funds, it shall increase (or decrease in the case of a negative Performance Adjustment) based on a constant ratio until the Maximum Adjustment Performance Point is reached.

         The following table provides examples of how different levels of Fund performance will generate different adjustments to the compensation payable by CSIM to AXA Rosenberg under the proposed arrangements.

                                                             PERFORMANCE ADJUSTMENT (AS A PERCENTAGE
                                                                OF THE GROSS RATE OF COMPENSATION
                                                                  PAYABLE BY EACH FUND TO CSIM)
PERCENTAGE BY WHICH FUND PERFORMANCE EXCEEDS OR          -----------------------------------------------
   FALLS SHORT OF ITS BENCHMARK'S PERFORMANCE            FUND GROUP A     FUND GROUP B      FUND GROUP C
------------------------------------------------         ------------     ------------      ------------
                    5.0% (and all higher %s)                     5%                5%             5%
                    4.5%                                         5%                5%             4%
                    4.0%                                         5%                5%             3%
                    3.5%                                         5%             3.75%             2%
                    3.0%                                         5%              2.5%             1%
                    2.5%                                         5%             1.25%             0
                    2.0%                                         5%                0              0
                    1.5%                                       2.5%                0              0
                    1.0%                                         0                 0              0
                    0.5%                                         0                 0              0
                   -0.5%                                         0                 0              0
                   -1.0%                                         0                 0              0
                   -1.5%                                      -2.5%                0
                   -2.0%                                        -5%                0              0
                   -2.5%                                        -5%            -1.25%             0
                   -3.0%                                        -5%             -2.5%            -1%

                   -3.5%                                      -5%              -3.75%            -2%
                   -4.0%                                      -5%                 -5%            -3%
                   -4.5%                                      -5%                 -5%            -4%
                   -5.0% (and all lower %s)                   -5%                 -5%            -5%

* Until AXA Rosenberg has been subadviser for twelve calendar quarters (including the quarter in which it becomes subadviser), the rolling period will be the period that has elapsed since AXA Rosenberg has been subadviser. No Performance Adjustment will be made until AXA Rosenberg has been subadviser for at least four calendar quarters (including such quarter).

ASSETS UNDER MANAGEMENT ADJUSTMENT (APPLICABLE TO ALL FUNDS EXCEPT THE LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND)

         Finally, to protect AXA Rosenberg, its compensation from CSIM for each Fund will be adjusted upward if the Funds collectively do not grow as planned over the first few years after the proposed new management and subadvisory arrangements are in place; bear in mind, however, that for any given year it will never exceed 55% (90% in the case of the Laudus Rosenberg U.S. Small Capitalization Fund) of the gross rate of compensation payable to CSIM by any Fund under the Management Contracts. As noted above, beginning in 2008, CSIM will pay AXA Rosenberg a higher percentage of each Fund's average daily net assets if the average daily net assets of all Funds (excluding the Laudus Rosenberg U.S. Small Capitalization Fund, but including the Laudus Rosenberg VIT Value Long/Short Equity Fund) have not reached certain thresholds. Specifically, if the Funds collectively (excluding the Laudus Rosenberg U.S. Small Capitalization Fund, but including the Laudus Rosenberg VIT Value Long/Short Equity Fund) have not achieved assets under management of at least $2.025 billion and the S&P 500 Index(R) is above 1,000 by calendar year-end 2007, the base subadvisory fee for 2008 will be increased by an amount equal to 5% of the gross base investment advisory fee payable to CSIM with respect to each Fund.

         In the event that the Funds collectively (excluding the Laudus Rosenberg U.S. Small Capitalization Fund, but including the Laudus Rosenberg VIT Value Long/Short Equity Fund) have not achieved assets under management of at least $2.775 billion and the S&P 500 Index(R) is above 1,000 by calendar year-end 2008, then the base subadvisory fee for 2009 will be increased by an amount equal to 5% of the gross base investment advisory fee payable to CSIM with respect to each Fund.

         For each year thereafter, in the event that (i) the Funds collectively (excluding the Laudus Rosenberg U.S. Small Capitalization Fund, but including the Laudus Rosenberg VIT Value Long/Short Equity Fund) have not by year-end achieved 50% of the end of period assets under management target (which shall not be lower than the 2008 target) recommended by CSIM and AXA Rosenberg, and
(ii) the S&P 500 Index(R) is above 1,000, then the base subadvisory fee for the following year will be adjusted upward by an amount equal to 5% of the gross base investment subadvisory fee payable to CSIM with respect to each Fund.

         In each case, the Performance Adjustment and the assets under management adjustment will be made independently of each other.

TRUSTEES' CONSIDERATIONS

         In recommending that shareholders approve each Subadviser Agreement, the Trustees carefully evaluated the experience of AXA Rosenberg's key personnel in institutional investing and the quality of services AXA Rosenberg is expected to provide, and has in the past provided, to the Funds, including, but not limited to: (1) the fee and expense ratios of comparable mutual funds, including those that have subadvisory relationships; (2) the performance of the Funds since the commencement of their operations;

(3) the nature and quality of services expected to be rendered to the Funds by AXA Rosenberg; (4) the distinct investment objectives and policies of the Funds;
(5) the history, reputation, qualification and background of AXA Rosenberg as well as the qualifications of its personnel and its financial condition; (6) its performance record; and (7) other factors deemed relevant. The Trustees also reviewed the fees to be paid to AXA Rosenberg under the agreement in comparison to those being charged in the relevant segment of the mutual fund business and considered the appropriateness of the weighting given to the fixed and variable components of such fees. Also influencing the Board's decision were considerations of whether the Performance Adjustment is reasonably structured, and in particular whether it (a) will unduly reward AXA Rosenberg for random short-term fluctuations in the market, (b) will be measured against an appropriate benchmark, (c) will give rise to significant costs in connection with the implementation or adjustment of such benchmark, or (d) will give rise to volatility in AXA Rosenberg's fee revenues that would have a significant impact on its financial health and, in particular, on its ability to provide quality services to the Funds. In this regard, the Trustees also considered the fact that CSIM, and not the shareholders of the Funds, would pay or recoup any Performance Adjustment to the fee payable to AXA Rosenberg.

         Based on this evaluation, the Trustees considered whether each Subadviser Agreement would be in the best interests of each Fund and its shareholders. One of the issues influencing the Trustees' decision was that AXA Rosenberg has been the investment adviser to the Funds since their inception, and that it will continue to manage the assets of the Funds on a day-to-day basis. Accordingly, for the reasons noted above, together with other factors and information considered relevant, the Trustees concluded that the Subadviser Agreement would be in the best interest of the Funds and their shareholders.

         During the period January 30, 2004 through March 31, 2004, CSIM owed, (and, to the extent not waived, paid to) AXA Rosenberg as subadvisory fees, and AXA Rosenberg, in its capacity as subadviser, has waived, the following amounts:


                     FUND                                            SUBADVISORY FEE           AMOUNT WAIVED
                     ----                                            ---------------           -------------
Laudus Rosenberg U.S. Small Capitalization Fund                            $  XX                   $  XX
Laudus Rosenberg U.S. Discovery Fund                                       $  XX                   $  XX
Laudus Rosenberg U.S. Large Capitalization Fund                            $  XX                   $  XX
Laudus Rosenberg U.S. Large Capitalization Growth Fund                     $  XX                   $  XX
Laudus Rosenberg International Equity Fund                                 $  XX                   $  XX
Laudus Rosenberg International Small Capitalization Fund                   $  XX                   $  XX
Laudus Rosenberg European Fund                                             $  XX                   $  XX
Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short
Equity Fund                                                                $  XX                   $  XX
Laudus Rosenberg Value Long/Short Equity Fund                              $  XX                   $  XX
Laudus Rosenberg Global Long/Short Equity Fund                             $  XX                   $  XX

         The Laudus Rosenberg U.S. Large Capitalization Value Fund and the Laudus Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/04.

         For the periods indicated below, AXA Rosenberg acted as investment adviser to the Funds.

         During the last three fiscal years, the Laudus Rosenberg U.S. Small Capitalization Fund owed, (and, to the extent not waived, paid to) AXA Rosenberg as management fees, and AXA Rosenberg, in its capacity as adviser, has waived, the following amounts:

               TIME PERIOD                         MANAGEMENT FEE                  AMOUNT WAIVED
               -----------                         --------------                  -------------
            4/1/01 to 3/31/02                       $ 4,499,288                      $ 434,809
            4/1/02 to 3/31/03                       $ 5,509,497                      $ 472,077
            4/1/03 to 1/29/04                       $        XX                      $      XX

         Since its inception on September 4, 2001, the Laudus Rosenberg U.S. Discovery Fund owed AXA Rosenberg as management fees, and AXA Rosenberg has waived, the following amounts:

               TIME PERIOD                         MANAGEMENT FEE                  AMOUNT WAIVED
               -----------                         --------------                  -------------
            9/4/01 to 3/31/02                        $   13,702                      $  13,702
            4/1/02 to 3/31/03                        $   87,552                      $  87,552
            4/1/03 to 1/29/04                        $       XX                      $      XX

         Since its inception on June 19, 2002, the Laudus Rosenberg U.S. Large Capitalization Fund owed AXA Rosenberg as management fees, and AXA Rosenberg has waived, the following amounts:

               TIME PERIOD                         MANAGEMENT FEE                  AMOUNT WAIVED
               -----------                         --------------                  -------------
            6/19/02 to 3/31/03                       $  67,141                       $  67,141
            4/1/03 to 1/29/04                        $      XX                       $      XX

         During the last three fiscal years, the Laudus Rosenberg U.S. Large Capitalization Growth Fund owed AXA Rosenberg as management fees, and AXA Rosenberg has waived, the following amounts:

               TIME PERIOD                         MANAGEMENT FEE                  AMOUNT WAIVED
               -----------                         --------------                  -------------
            4/1/01 to 3/31/02                        $   20,414                      $  20,414
            4/1/02 to 3/31/03                        $   19,168                      $  19,168
            4/1/03 to 1/29/04                        $       XX                      $      XX

         During the last three fiscal years, the Laudus Rosenberg International Equity Fund owed AXA Rosenberg as management fees, and AXA Rosenberg has waived, the following amounts:

               TIME PERIOD                         MANAGEMENT FEE                  AMOUNT WAIVED
               -----------                         --------------                  -------------
            4/1/01 to 3/31/02                        $   71,260                      $  71,260
            4/1/02 to 3/31/03                        $   61,051                      $  61,051
            4/1/03 to 1/29/04                        $       XX                      $      XX

         During the last three fiscal years, the Laudus Rosenberg International Small Capitalization Fund owed (and, to the extent not waived, paid to) AXA Rosenberg as management fees, and AXA Rosenberg has waived, the following amounts:

               TIME PERIOD                         MANAGEMENT FEE                  AMOUNT WAIVED
               -----------                         --------------                  -------------
            4/1/01 to 3/31/02                        $  388,301                      $ 273,849
            4/1/02 to 3/31/03                        $  338,099                      $ 338,099
            4/1/03 to 1/29/04                        $       XX                      $      XX

         Since its inception on July 23, 2001, the Laudus Rosenberg European Fund owed AXA Rosenberg as management fees, and AXA Rosenberg has waived, the following amounts:

               TIME PERIOD                         MANAGEMENT FEE                  AMOUNT WAIVED
               -----------                         --------------                  -------------
            7/23/01 to 3/31/02                       $   36,546                      $  36,546
            4/1/02 to 3/31/03                        $   47,664                      $  47,664
            4/1/03 to 1/29/04                        $       XX                      $      XX

         During the last three fiscal years, the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund owed (and, to the extent not waived, paid to) AXA Rosenberg as management fees, and AXA Rosenberg has waived, the following amounts:

               TIME PERIOD                         MANAGEMENT FEE                  AMOUNT WAIVED
               -----------                         --------------                  -------------
            4/1/01 to 3/31/02                        $  118,943                      $  88,373
            4/1/02 to 3/31/03                        $  195,277                      $ 152,371
            4/1/03 to 1/29/04                        $       XX                      $      XX

         During the last three fiscal years, the Laudus Rosenberg Value Long/Short Equity Fund owed (and, to the extent not waived, paid to) AXA Rosenberg as management fees, and AXA Rosenberg has waived, the following amounts

               TIME PERIOD                         MANAGEMENT FEE                  AMOUNT WAIVED
               -----------                         --------------                  -------------
            4/1/01 to 3/31/02                       $  1,047,980                     $ 178,679
            4/1/02 to 3/31/03                       $  2,016,922                     $ 312,059
            4/1/03 to 1/29/04                       $         XX                     $      XX

         During the last three fiscal years, the Laudus Rosenberg Global Long/Short Equity Fund owed (and, to the extent not waived, paid to) AXA Rosenberg as management fees, and AXA Rosenberg has waived, the following amounts:

               TIME PERIOD                         MANAGEMENT FEE                  AMOUNT WAIVED
               -----------                         --------------                  -------------
            4/1/01 to 3/31/02                        $  175,664                      $ 161,003
            4/1/02 to 3/31/03                        $  250,834                      $ 230,466
            4/1/03 to 1/29/04                        $       XX                      $      XX

         The Laudus Rosenberg U.S. Large Capitalization Value Fund and the Laudus Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/04.

         ADMINISTRATIVE SERVICES. The Trust has entered into a Fund Administration Agreement with BISYS Fund Services Ohio, Inc. (in such capacity, the "Administrator") pursuant to which the Administrator provides certain management and administrative services necessary for the Funds' operations including: (i) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the Securities and Exchange Commission ("SEC") and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, the Administrator is entitled to receive a complex level fee, payable monthly, based on the average daily net assets of the Trust. The Administration fees will be calculated as follows:

         AVERAGE DAILY NET ASSETS                                  FEE
         ------------------------                                  ---
         $0-$25 million                              No fees charged by the Administrator

         $25-$500 million                            0.09% on the assets over $25 million

         $500 million-$1 billion                     0.07% on the assets over $500 million

         Above $1 billion                            0.04% on the assets over $1 billion

         The Trust's principal underwriter is an affiliate of the Administrator. For the periods indicated, the Administrator was entitled to receive, and waived, the following amounts:

                                                                                        ENTITLED
                                                                                           TO
                           FUND                                    TIME PERIOD           RECEIVE     WAIVED
                           ----                                    -----------          ---------   ---------
     Laudus Rosenberg U.S. Small Capitalization Fund            4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $ 920,138   $ 382,137
                                                                4/1/01 to 3/31/02       $ 743,306   $ 276,515

     Laudus Rosenberg U.S. Discovery Fund                       4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $  14,332   $  14,332
                                                                9/4/01 (inception
                                                                date) to 3/31/02        $   2,253   $   2,253

     Laudus Rosenberg U.S. Large Capitalization Fund            4/1/03 to 3/31/04       $      XX   $      XX
                                                                6/20/02 (inception
                                                                date) to 3/31/03        $  12,976   $  12,976

     Laudus Rosenberg U.S. Large Capitalization
     Growth Fund                                                4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $   5,767   $   5,767
                                                                4/1/01 to 3/31/02       $   6,084   $   6,084

                                                                                        ENTITLED
                                                                                           TO
                           FUND                                    TIME PERIOD           RECEIVE     WAIVED
                           ----                                    -----------          ---------   ---------
     Laudus Rosenberg International Equity Fund                 4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $  10,829   $  10,829
                                                                4/1/01 to 3/31/02       $  12,526   $  12,526

     Laudus Rosenberg International Small
     Capitalization Fund                                        4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $  50,811   $  23,244
                                                                4/1/01 to 3/31/02       $  58,079   $  21,569

     Laudus Rosenberg European Fund                             4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $   9,589   $   9,589
                                                                7/23/01 (inception
                                                                date) to 3/31/02        $   7,128   $   7,128

     Laudus Rosenberg U.S. Large/Mid Capitalization
     Long/Short Equity Fund                                     4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $  28,795   $  22,114
                                                                4/1/01 to 3/31/02       $  17,770   $  17,770

     Laudus Rosenberg Value Long/Short Equity Fund              4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $ 200,912   $  83,455
                                                                4/1/01 to 3/31/02       $ 104,051   $  38,675

     Laudus Rosenberg Global Long/Short Equity Fund             4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $  24,923   $  24,923
                                                                4/1/01 to 3/31/02       $  17,533   $  17,533

         The Laudus Rosenberg U.S. Large Capitalization Value Fund and the Laudus Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/04.

         The Trust has also entered into a Fund Accounting Agreement with BISYS Fund Services Ohio, Inc. (in such capacity, the "Fund Accountant") pursuant to which the Fund Accountant provides certain accounting services necessary for the Funds' operations. For these services, the Fund Accountant is entitled to receive an annual fee of $30,000 per annum for each of the Laudus Rosenberg U.S. Small Capitalization Fund and Laudus Rosenberg International Small Capitalization Fund, and $40,000 per annum, plus an additional fee of $12,500 per annum (for each class, in excess of two classes, added prior to 6/30/03) and $10,000 per annum (for each class in excess of two classes added after 6/30/03) for each of the other Funds of the Trust. The Trust's principle underwriter is an affiliate of the Fund Accountant.

For the periods indicated, the Funds paid, and the Fund Accountant waived, the following amounts in fund accounting fees:

                                                                                        ENTITLED
                                                                                           TO
                           FUND                                    TIME PERIOD           RECEIVE     WAIVED
                           ----                                    -----------          ---------   ---------
     Laudus Rosenberg U.S. Large Capitalization Fund            4/1/03 to 3/31/04       $      XX   $      XX
                                                                6/20/02 (inception      $  58,399   $       0
                                                                date) to 3/31/03

     Laudus Rosenberg U.S. Large Capitalization  Growth Fund    4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $  80,592   $       0
                                                                4/1/01 to 3/31/02       $  70,772   $       0

     Laudus Rosenberg U.S. Discovery Fund                       4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $  89,937   $       0
                                                                9/4/01 (inception       $  41,788   $       0
                                                                date) to 3/31/02

     Laudus Rosenberg U.S. Small Capitalization Fund            4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $  64,669   $       0
                                                                4/1/01 to 3/31/02       $  59,925   $       0

     Laudus Rosenberg International Equity Fund                 4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $ 102,650   $       0
                                                                4/1/01 to 3/31/02       $  89,964   $       0

     Laudus Rosenberg International Small Capitalization Fund   4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $  94,358   $       0
                                                                4/1/01 to 3/31/02       $  86,572   $       0

     Laudus Rosenberg European Fund                             4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $  84,582   $       0
                                                                7/23/01 (inception      $  53,479   $       0
                                                                date) to 3/31/02

     Laudus Rosenberg U.S. Large/Mid Capitalization             4/1/03 to 3/31/04       $      XX   $      XX
     Long/Short Equity Fund

                                                                                        ENTITLED
                                                                                           TO
                           FUND                                    TIME PERIOD           RECEIVE     WAIVED
                           ----                                    -----------          ---------   ---------
                                                                4/1/02 to 3/31/03       $  77,698   $       0
                                                                4/1/01 to 3/31/02       $  65,868   $       0

     Laudus Rosenberg Global Long/Short Equity Fund             4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $ 121,706   $       0
                                                                4/1/01 to 3/31/02       $  94,836   $       0

     Laudus Rosenberg Value Long/Short Equity Fund              4/1/03 to 3/31/04       $      XX   $      XX
                                                                4/1/02 to 3/31/03       $ 115,749   $       0
                                                                4/1/01 to 3/31/02       $  92,860   $       0

         The Laudus Rosenberg U.S. Large Capitalization Value Fund and the Laudus Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/04.

         DISTRIBUTOR AND DISTRIBUTION AND SHAREHOLDER SERVICE PLANS. As stated in the Prospectus under the heading "Management of the Trust -- Distributor," Institutional Shares and Investor Shares of each Fund other than the Laudus Rosenberg U.S. Small Capitalization Fund, and Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund, are sold on a continuous basis by the Trust's distributor, Laudus Distributor, Inc. (the "Distributor"). The Distributor's principal offices are located at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110. Under the Distributor's Contract between the Trust and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders for shares.

         Pursuant to the Distribution and Shareholder Service Plans described in the Prospectus (each a "Plan"), in connection with the distribution of Investor Shares of the Trust and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of such shares, the Distributor receives certain distribution and shareholder service fees from the Trust. In addition, pursuant to the Service Plan described in the Prospectus, in connection with the provision of personal and/or account maintenance services to holders of Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund, the Distributor receives certain servicing fees from the Trust. The Distributor may pay all or a portion of the distribution and shareholder service fees it receives from the Trust to participating and introducing brokers. The Funds pay no fees in connection with the distribution of Institutional Shares.

         For the periods indicated, the Funds incurred distribution and shareholder service expenses and the Distributor paid broker-dealers and other selling and/or servicing institutions as follows:

                                                                                                         PAID OUT BY
                                                            DISTRIBUTION       AMOUNT                    DISTRIBUTOR
                                                              EXPENSES      RETAINED BY      AMOUNT      AS DESCRIBED
               FUND                       TIME PERIOD         INCURRED      DISTRIBUTOR      WAIVED         ABOVE
               ----                       -----------       ------------    -----------     --------     ------------
Laudus Rosenberg U.S. Small
Capitalization Fund                    4/1/03 to 3/31/04    $         XX    $        XX     $     XX     $         XX
                                       4/1/02 to 3/31/03    $    443,307    $   321,430     $      0     $    121,877
                                       4/1/01 to 3/31/02    $    219,215    $    11,614     $      0     $    207,601

                                                                                                         PAID OUT BY
                                                            DISTRIBUTION      AMOUNT                     DISTRIBUTOR
                                                              EXPENSES      RETAINED BY      AMOUNT      AS DESCRIBED
               FUND                       TIME PERIOD         INCURRED      DISTRIBUTOR      WAIVED         ABOVE
               ----                       -----------       ------------    -----------     --------     ------------
Laudus Rosenberg U.S.
Discovery Fund                         4/1/03 to 3/31/04    $         XX    $        XX     $     XX     $         XX
                                       4/1/02 to 3/31/03    $      3,643    $     2,156     $      0     $      1,487
                                       9/4/01 (inception
                                       date) to 3/31/02     $        295    $       145     $      0     $        150

Laudus Rosenberg U.S. Large
Capitalization Fund                    4/1/03 to 3/31/04    $         XX    $        XX     $     XX     $         XX
                                       6/19/02
                                       (inception date)
                                       to 3/31/03           $        451    $       296     $      0     $        155

Laudus Rosenberg Large
Capitalization Growth Fund             4/1/03 to 3/31/04    $         XX    $        XX     $     XX     $         XX
                                       4/1/02 to 3/31/03    $        855    $       471     $      0     $        384
                                       4/1/01 to 3/31/02    $          8    $         4     $      0     $          4

Laudus Rosenberg International
Equity Fund                            4/1/03 to 3/31/04    $         XX    $        XX     $     XX     $         XX
                                       4/1/02 to 3/31/03    $        150    $        53     $      0     $         97
                                       4/1/01 to 3/31/02    $         64    $        52     $      0     $         12

Laudus Rosenberg International Small
Capitalization Fund                    4/1/03 to 3/31/04    $         XX    $        XX     $     XX     $         XX
                                       4/1/02 to 3/31/03    $     26,157    $         0     $      0     $     26,157
                                       4/1/01 to 3/31/02    $    219,215    $    11,614     $      0     $    207,601

Laudus Rosenberg European Fund         4/1/03 to 3/31/04    $         XX    $        XX     $     XX     $         XX
                                       4/1/02 to 3/31/03    $         15    $         9     $      0     $          6
                                       7/23/01
                                       (inception date)
                                       to 3/31/02           $          7    $         4     $      0     $          3

Laudus Rosenberg U.S. Large/Mid
Capitalization Long/Short Equity Fund  4/1/03 to 3/31/04    $         XX    $        XX     $     XX     $         XX
                                       4/1/02 to 3/31/03    $     17,477    $         0     $      0     $     17,477
                                       4/1/01 to 3/31/02    $        332    $       103     $      0     $        229

Laudus Rosenberg Value Long/Short
Equity Fund                            4/1/03 to 3/31/04    $         XX    $        XX     $     XX     $         XX
                                       4/1/02 to 3/31/03    $    136,844    $         0     $      0     $    136,844

                                                                                                         PAID OUT BY
                                                            DISTRIBUTION      AMOUNT                     DISTRIBUTOR
                                                              EXPENSES      RETAINED BY      AMOUNT      AS DESCRIBED
               FUND                       TIME PERIOD         INCURRED      DISTRIBUTOR      WAIVED         ABOVE
               ----                       -----------       ------------    -----------     --------     ------------
                                       4/1/01 to 3/31/02    $     12,782    $     2,883     $      0     $      9,899

Laudus Rosenberg Global Long/Short
Equity Fund                            4/1/03 to 3/31/04    $         XX    $        XX     $     XX     $         XX
                                       4/1/02 to 3/31/03    $      9,670    $         0     $      0     $      9,670
                                       4/1/01 to 3/31/02    $         22    $        13     $      0     $          9

         The Laudus Rosenberg U.S. Large Capitalization Value Fund and the Laudus Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/04.

         The following table sets forth the amounts paid by the Funds for each principal type of distribution-related activity during the fiscal year ended March 31, 2004.

                                     LAUDUS           LAUDUS           LAUDUS            LAUDUS
                                   ROSENBERG        ROSENBERG        ROSENBERG         ROSENBERG           LAUDUS
                                   U.S. SMALL          U.S.          U.S. LARGE          LARGE            ROSENBERG
                                 CAPITALIZATION     DISCOVERY      CAPITALIZATION    CAPITALIZATION     INTERNATIONAL
           ACTIVITY                   FUND             FUND              FUND          GROWTH FUND       EQUITY FUND
           --------              --------------   --------------    --------------   ---------------    -------------
Advertising                          $  XX             $ XX              $ XX              $ XX              $ XX

Printing and Mailing of
Prospectuses to Other Than
Current Shareholders                 $  XX             $ XX              $ XX              $ XX              $ XX

Compensation to Underwriters         $  XX             $ XX              $ XX              $ XX              $ XX

Compensation to Broker-Dealers       $  XX             $ XX              $ XX              $ XX              $ XX

Compensation to Sales
Personnel                            $  XX             $ XX              $ XX              $ XX              $ XX

Interest, Carrying or Other
Financing Charges                    $  XX             $ XX              $ XX              $ XX              $ XX

Other                                $  XX             $ XX              $ XX              $ XX              $ XX

                                   LAUDUS                             LAUDUS
                                  ROSENBERG                          ROSENBERG          LAUDUS           LAUDUS
                                INTERNATIONAL        LAUDUS       U.S. LARGE/ MID      ROSENBERG        ROSENBERG
                                    SMALL          ROSENBERG      CAPITALIZATION         VALUE           GLOBAL
                               CAPITALIZATION       EUROPEAN        LONG/SHORT        LONG/SHORT       LONG/SHORT
          ACTIVITY                  FUND              FUND          EQUITY FUND       EQUITY FUND      EQUITY FUND
          --------             --------------      ---------      ---------------     -----------      -----------
Advertising                         $ XX              $ XX             $ XX              $ XX             $ XX

Printing and Mailing of
Prospectuses to Other Than
Current Shareholders                $ XX              $ XX             $ XX              $ XX             $ XX

Compensation to Underwriters        $ XX              $ XX             $ XX              $ XX             $ XX

Compensation to
Broker-Dealers                      $ XX              $ XX             $ XX              $ XX             $ XX

Compensation to Sales
Personnel                           $ XX              $ XX             $ XX              $ XX             $ XX

Interest, Carrying or Other
Financing Charges                   $ XX              $ XX             $ XX              $ XX             $ XX

Other                               $ XX              $ XX             $ XX              $ XX             $ XX

         The Laudus Rosenberg U.S. Large Capitalization Value Fund and the Laudus Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/04.

         Each Plan may be terminated by a vote of the majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distributor's Contract (the "Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the relevant class. Any change in a Plan that would materially increase the cost to Investor Shares requires approval by holders of the relevant class of shares. The Trustees of the Trust review a quarterly written report of such costs and the purposes for which such costs have been incurred. Except as described above, the Plans may be amended by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the plans are in effect, selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

         The Distributor's Contract may be terminated with respect to any Fund or Investor Shares thereof at any time by not more than 60 days' nor less than 30 days' written notice without payment of any penalty either by the Distributor or by such Fund or class and will terminate automatically, without the payment of any penalty, in the event of its assignment.

         The Plans and the Distributor's Contract will continue in effect with respect to each class of shares to which they relate for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees (or by vote of a majority of the outstanding shares of a class, in the case of the Distributor's Contract) cast in person at a meeting called for that purpose.

         If any Plan or the Distributor's Contract is terminated (or not renewed with respect to one or more classes), it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has not been renewed).

         The Trustees of the Trust believe that each Plan will provide benefits to the Trust. The Trustees believe that each Plan will result in greater sales and/or fewer redemptions of Investor Shares although it is impossible to know for certain the level of sales and redemptions of Investor Shares that would occur in the absence of the Plan or under alternative distribution schemes. The Trustees believe that the effect on sales and/or redemptions benefits the Trust by reducing Fund expense ratios and/or by affording greater flexibility to the Trust.

         The Plans are "compensation" plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor in their periodic review of the Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
>
         CUSTODIAL ARRANGEMENTS. Custodial Trust Company, Princeton, NJ
08540, for the Laudus Rosenberg U.S. Long/Short Equity Fund, the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the Laudus Rosenberg Value Long/Short Equity Fund and the Laudus Rosenberg Global Long/Short Equity Fund and State Street Bank and Trust Company, Boston, Massachusetts 02102, for the Laudus Rosenberg U.S. Small Capitalization Fund, the Laudus Rosenberg U.S. Discovery Fund, the Laudus Rosenberg U.S. Large Capitalization Fund, the Laudus Rosenberg U.S. Large Capitalization Growth
Fund, the Laudus Rosenberg U.S. Large Capitalization Value Fund, the Laudus Rosenberg International Equity Fund, the Laudus Rosenberg International Small Capitalization Fund, and the Laudus Rosenberg European Fund are the Trust's custodians (each a "Custodian" and, collectively, the "Custodians"). As such, each Custodian holds in safekeeping certificated securities and cash belonging to the Trust and, in such capacity, is the registered owner of securities in book-entry form belonging to each relevant Fund. Upon instruction, each Custodian receives and delivers cash and securities of the relevant Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.

         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Trust's
independent registered public accounting firm is [    ]. [    ] conducts an
annual audit of the Trust's financial statements, assists in the preparation of the Trust's federal and state income tax returns and the Trust's filings with the SEC, and consults with the Trust as to matters of accounting and federal and state income taxation.

         CODES OF ETHICS. Each of the Trust (on behalf of each Fund), CSIM, AXA Rosenberg and the Distributor (as the Funds' principal underwriter) has adopted a code of ethics (each a "Code") under Rule 17j-1 of the 1940 Act. The Trust's Code permits personnel subject thereto to invest in securities, but not in securities that the Fund may purchase or hold. Subject to certain conditions or restrictions, CSIM's Code permits personnel to buy or sell, directly or indirectly, securities for their own accounts. This includes securities that may be purchased or held by the funds CSIM manages. Securities transactions by some of these individuals may be subject to prior approval of CSIM's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements. AXA Rosenberg's Code permits personnel subject thereto to invest in securities, subject to prior approval. The Distributor's Code permits personnel subject thereto to invest in securities, including securities that the Fund may purchase or hold, so long as the investment does not lead to an actual or potential conflict of interest.

                             PORTFOLIO TRANSACTIONS

         INVESTMENT DECISIONS. The purchase and sale of portfolio securities for the Funds and for the other investment advisory clients of AXA Rosenberg are made by AXA Rosenberg with a view to achieving each client's investment objective. For example, a particular security may be purchased or sold on behalf of certain clients of AXA Rosenberg even though it could also have been purchased or sold for other clients at the same time.

         Likewise, a particular security may be purchased on behalf of one or more clients when AXA Rosenberg is selling the same security on behalf of one or more other clients. In some instances, therefore, AXA Rosenberg, acting for one client may sell a particular security to another client indirectly. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected PRO RATA on the basis of cash available or another equitable basis so as to avoid any one account being preferred over any other account.

         BROKERAGE AND RESEARCH SERVICES. Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid for such securities usually includes an undisclosed dealer commission or mark up. In the selection of brokers, dealers or futures commissions merchants (collectively, "brokers") and the placing of orders for the purchase and sale of portfolio investments for the Fund, AXA Rosenberg shall comply with such policies established by the Trustees and communicated to AXA Rosenberg in writing and shall seek to obtain for each Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. In using its best efforts to obtain for each Fund the most favorable price and execution available, AXA Rosenberg, bearing in mind each Fund's best interests at all times, shall consider all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker involved and the quality of service rendered by the broker in other transactions. Subject to such policies as the Trustees may determine and communicate to AXA Rosenberg in writing, AXA Rosenberg shall not be deemed to have acted unlawfully or to have breached any duty created by the Subadviser Agreement or otherwise solely by reason of its having caused a Fund to pay a broker that provides brokerage and research services to AXA Rosenberg or any affiliated person of AXA Rosenberg an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if AXA Rosenberg determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or AXA Rosenberg's overall responsibilities with respect to each Fund and to other clients of AXA Rosenberg and any affiliated person of AXA Rosenberg as to which AXA Rosenberg or any affiliated person of AXA Rosenberg exercises investment discretion.

         Over-the-counter transactions often involve dealers acting for their own account. It is AXA Rosenberg's policy to place over-the-counter market orders for a Fund with primary market makers unless better prices or executions are available elsewhere.

         Investment dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than the Trust requires. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients' returns. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances the Trust's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in programs allowing them access to their clients' accounts for servicing, including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursements of cash dividends. This Statement of Additional Informational and the Prospectus should be read in conjunction with such firms' material regarding their fees and services.

         Although AXA Rosenberg does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, AXA Rosenberg will receive such services from brokers who are expected to handle a substantial amount of a Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. AXA Rosenberg uses such research in servicing other clients as well as the Trust, and AXA Rosenberg may not use any particular research service to benefit all of its clients, including the Trust.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and subject to such policies as the Trustees of the Trust may determine, the Trust may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in such section) to AXA Rosenberg an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. In accordance with Section 28(e), however, AXA Rosenberg will not pay such a higher commission to a broker in connection with the provision of "brokerage and research services" unless it has determined that the commission is reasonable in relation to the value of the services provided, viewed in terms of either the particular transaction in question or AXA Rosenberg's overall responsibilities to its clients, including the Trust.

         For the period indicated, the Funds paid brokerage commissions as follows:

                                                                    4/1/01 - 3/31/02  4/1/02 - 3/31/03    4/1/03 - 3/31/04
                                                                    ----------------  ----------------    ----------------
     Laudus Rosenberg U.S. Small Capitalization Fund                $  1,615,531.64   $  2,147,819.68          $  XX

     Laudus Rosenberg U.S. Discovery Fund                           $      9,162.00   $     61,563.85          $  XX

     Laudus Rosenberg U.S. Large Capitalization Fund                             --   $     34,313.59          $  XX

     Laudus Rosenberg U.S. Large Capitalization Growth Fund         $      6,297.49   $      6,052.31          $  XX

     Laudus Rosenberg International Equity Fund                     $     16,021.49   $     13,165.42          $  XX

     Laudus Rosenberg International Small Capitalization Fund       $    105,224.29   $     72,867.45          $  XX

     Laudus Rosenberg European Fund                                 $     14,099.32   $     13,027.14          $  XX

                                                                    4/1/01 - 3/31/02  4/1/02 - 3/31/03    4/1/03 - 3/31/04
                                                                    ----------------  ----------------    ----------------
     Laudus Rosenberg U.S. Large/Mid Capitalization Fund            $    105,930.45   $    206,095.82          $  XX

     Laudus Rosenberg Value Long/Short Equity Fund                  $    685,588.92   $  2,164,830.02          $  XX

     Laudus Rosenberg Global Long/Short Equity Fund                 $    116,189.83   $    196,775.33          $  XX

         The Laudus Rosenberg U.S. Large Capitalization Value Fund and the Laudus Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/04.

         PERFORMANCE COMPARISONS. Investors may judge the performance of the Funds by comparing them to the performance of other mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's and to data prepared by Lipper, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, MORNINGSTAR, INC., IBBOTSON ASSOCIATES, CDA/WEISENBERGER, THE NEW YORK TIMES, BUSINESS WEEK, U.S.A. TODAY, INSTITUTIONAL INVESTOR and other periodicals. In addition to performance information, general information about the Funds that appears in publications such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of AXA Rosenberg in comparison to other investment advisers and to other institutions.

         From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Funds; (5) descriptions of investment strategies for the Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in a Fund. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of a Fund.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is a diversified open-end series investment company organized as a Massachusetts business trust. A copy of the Second Amended and Restated Agreement and Declaration of Trust of the Trust, as amended (the "Declaration of Trust"), is on file with the Secretary of the Commonwealth of Massachusetts. The fiscal year of the Trust ends on March 31. The Trust changed its name to "Barr

Rosenberg Series Trust" from "Rosenberg Series Trust" on August 5, 1996. Effective March 30, 2004, the Trust changed its name to the "Laudus Trust."

         Interests in the Trust's portfolios are currently represented by shares of twelve series, the Laudus Rosenberg U.S. Small Capitalization Fund, Laudus Rosenberg U.S. Discovery Fund, Laudus Rosenberg U.S. Large Capitalization Fund, Laudus Rosenberg U.S. Large Capitalization Growth Fund, Laudus Rosenberg U.S. Large Capitalization Value Fund, Laudus Rosenberg International Equity Fund, Laudus Rosenberg International Small Capitalization Fund, Laudus Rosenberg European Fund, Laudus Rosenberg U.S. Long/Short Equity Fund, Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, Laudus Rosenberg Value Long/Short Equity Fund and the Laudus Rosenberg Global Long/Short Equity
Fund, issued pursuant to the Declaration of Trust. The rights of shareholders and powers of the Trustees of the Trust with respect to such shares are described in the Prospectus.

         The Laudus Rosenberg U.S. Small Capitalization Fund is divided into three classes of shares: Institutional Shares, Investor Shares and Adviser Shares. Each other series of the Trust is divided into two classes of shares:
Institutional Shares and Investor Shares.

         Each class of shares of each Fund represents interests in the assets of such Fund and has identical dividend, liquidation and other rights and the same terms and conditions, except that expenses, if any, related to the distribution and shareholder servicing of a particular class are borne solely by such class, and each class may, at the discretion of the Trustees of the Trust, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust.

VOTING RIGHTS

         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders will vote by individual series on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series and
(ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. Shareholders of one series shall not be entitled to vote on matters exclusively affecting another series, such matters including, without limitation, the adoption of or change in any fundamental policies or restrictions of the other series and the approval of the investment advisory contracts of the other series.

         Each class of shares of each Fund has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution and shareholder service plan applicable to that class. All classes of shares of a Fund will vote together, except with respect to any distribution and shareholder service plan applicable to a class or when a class vote is required as specified above or otherwise by the 1940 Act.

         There will normally be no meetings of shareholders for the purpose of electing Trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the disinterested Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series, sub-series or classes of shares of any series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

PROXY VOTING

The Trust's proxy voting policy is attached as Appendix A to this Statement of Additional Information.

Shareholders wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting should send their written submissions to the Trust at 3435 Stelzer Road, Columbus OH 43219. Proposals must be received a reasonable time in advance of a proxy solicitation to be included. Submission of a proposal does not guarantee inclusion in a proxy statement because proposals must comply with certain federal securities regulations.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant series for all loss and expense of any shareholder of that series held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the series of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides for indemnification by the Trust of the Trustees and the officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that such Trustees are liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. In addition, CSIM has agreed to indemnify each Trustee who is not "an interested person" of the Trust to the maximum extent permitted by the 1940 Act against any liabilities arising by reason of such Trustee's status as a Trustee of the Trust.

OWNERS OF 5% OR MORE OF A FUND'S SHARES.

         The following charts set forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of each class of each respective Fund as of July 2, 2004. Those persons who beneficially own more than 25% of a particular class of shares in a particular Fund may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of such Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

                                                                                   PERCENT OF THE
                                                                                     CLASS TOTAL
                                                                                     ASSETS HELD
                                                                                       BY THE
FUND/CLASS                                                       NO. OF SHARES       SHAREHOLDER
----------                                                       -------------     --------------
LAUDUS ROSENBERG U.S. LARGE CAPITAL GROWTH - INST

Equitable Life Assurance Society of the United States
1290 Avenue of the Americas, 12th Floor
C/O Rosemarie Shomstein
New York, NY 10104                                                    XX                X.XX%

Charles Schwab & Co. Inc.
The Exclusive Use of Our Customers
101 Montgomery St
Attn: Mutual Funds
San Francisco, CA  94104                                              XX                X.XX%

LAUDUS ROSENBERG U.S. LARGE CAPITAL GROWTH - INV

Pershing LLC
P.O. Box 2052
Jersey City, NJ  07303-9998                                           XX                X.XX%

CAN Trust Corporation
The Comfort Employee 401k Psp
P.O. Box 5024
Costa Mesa, CA  92628-5024                                            XX                X.XX%

Wexford Securities LLC FBO
Ms Maria C Rivera-Derosales
10609 Wheelhouse Cir
Boca Raton, Fl  33428-1217                                            XX                X.XX%

Wexford Securities LLC FBO
Wexford Clearing C F
15122 SW 74th Pl
IRA Dtd 05 22 03
Miami, Fl  33158-2141                                                 XX                X.XX%

LAUDUS ROSENBERG EUROPEAN-INST

SPS Societe De Placements Selectionnes
46 Avenue De La Grande Armee
Paris, France  067 75017                                              XX                X.XX%

LAUDUS ROSENBERG EUROPEAN-INV

                                                                                   PERCENT OF THE
                                                                                     CLASS TOTAL
                                                                                     ASSETS HELD
                                                                                        BY THE
FUND/CLASS                                                       NO. OF SHARES       SHAREHOLDER
----------                                                       -------------     --------------
Donaldson Lufkin Jenrette
Securities Corporation Inc
P. O. Box 2052
Jersey City, NJ 07303-9998                                            XX                X.XX%

Barr Rosenberg Funds Distributor Inc
60 State St
Attn:  Legal Services
Boston, MA  02109                                                     XX                X.XX%

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY - INST

Barr & June Rosenberg Foundation
17 La Punta
Orinda, CA  94563                                                     XX                X.XX%

Rosenberg Alpha LP
4 Orinda Way
Orinda, CA  94563                                                     XX                X.XX%

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY - INV

Charles Schwab & Co. Inc.
The Exclusive Use of Our Customers
101 Montgomery St
Attn:  Mutual Funds
San Francisco, CA  94104                                              XX                X.XX%

National Investor Services FBO 097-50000-19
55 Water Street, 32nd Floor
New York, NY  10041 999                                               XX                X.XX%

Pershing LLC
P. O. Box 2052
Jersey City, NJ  07303-9998                                           XX                X.XX%

National Financial Services Corporation
One World Financial Center
Attention:  Mutual Funds Dept, 5th Floor
New York, NY  10281                                                   XX                X.XX%

LAUDUS ROSENBERG INTERNATIONAL EQUITY-INST

Equitable Life Assurance Society of the United States
1290 Avenue of the Americas, 12th Floor
C/O Rosemarie Shomstein
New York, NY  10104                                                   XX                X.XX%

                                                                                   PERCENT OF THE
                                                                                     CLASS TOTAL
                                                                                     ASSETS HELD
                                                                                        BY THE
FUND/CLASS                                                       NO. OF SHARES       SHAREHOLDER
----------                                                       -------------     --------------
Laudus Rosenberg Group
4 Orinda Way
Orinda, CA  94563                                                     XX                X.XX%

LAUDUS ROSENBERG INTERNATIONAL EQUITY - INV

Charles Schwab & Co. Inc.
The Exclusive Use of Our Customers
101 Montgomery Street
Attn: Mutual Funds
San Francisco, CA  94104                                              XX                X.XX%

Pershing LLC
P. O. Box 2052
Jersey City, NJ  07303-9998                                           XX                X.XX%

National Financial Svcs Corp
For Exclusive Benefit Of Our Customers
200 Liberty Street
New York, NY  10281                                                   XX                X.XX%

LAUDUS ROSENBERG INTERNATIONAL SMALL CAP - INST

Charles Schwab & Co. Inc.
The Exclusive Use of Our Customers
101 Montgomery St
Attn:   Mutual Funds
San Francisco, CA  94104                                              XX                X.XX%

National Investor Services FBO 097-50000-19
55 Water Street, 32nd Floor
New York, NY  10041 999                                               XX                X.XX%

Bost & Co
P.O. Box 3198
Mutual Funds Operations
Pittsburgh, PA  15230-3198                                            XX                X.XX%

FTC & Co
Account 9946
P.O. Box 173736
Datalynx
Denver, CO  80217                                                     XX                X.XX%

LAUDUS ROSENBERG INTERNATIONAL SMALL CAP - INV

National Financial Services Corporation
One World Financial Center
Attention:  Mutual Funds Dept, 5th Floor
New York, NY  10281                                                   XX                X.XX%

                                                                                   PERCENT OF THE
                                                                                     CLASS TOTAL
                                                                                     ASSETS HELD
                                                                                        BY THE
FUND/CLASS                                                       NO. OF SHARES       SHAREHOLDER
----------                                                       -------------     --------------
Charles Schwab & Co. Inc.
The Exclusive Use of Our Customers
101 Montgomery Street
Attn:  Mutual Funds
San Francisco, CA  94104                                              XX                X.XX%

National Investor Services FBO 381-25599-16
55 Water Street, 32nd Floor
New York, NY  10041                                                   XX                X.XX%

Pershing LLC
P. O. Box 2052
Jersey City, NJ  07303-9998                                           XX                X.XX%

FTC & Co
Account 9999
P.O. Box 173736
Datalynx
Denver, CO  80217-3736                                                XX                X.XX%

LAUDUS ROSENBERG U.S. DISCOVERY - INST

Union Bank TR Nominee
FBO Pipe Trades DC 36 DB Pl-Mutual
P. O. Box 85484
San Diego, CA  92186                                                  XX                X.XX%

Pershing LLC
P. O. Box 2052
Jersey City, NJ  07303-9998                                           XX                X.XX%

ALA Local One Industry Pension Fund
113 University Pl
New York, NY  10003                                                   XX                X.XX%

BNY Western Trust Co
Norcal Waste Systems Inc.
550 Kearny St
San Francisco, CA  94108                                              XX                X.XX%

West Bend Mutual Insurance Company
1900 S 18th Ave
West Bend, WI  53095                                                  XX                X.XX%

Wells Fargo Bank Minnesota NA
Missouri Auto Club Emp Ret Plan
P.O. Box 1533
Minneapolis, MN  55480-1533                                           XX                X.XX%

                                                                                   PERCENT OF THE
                                                                                     CLASS TOTAL
                                                                                     ASSETS HELD
                                                                                        BY THE
FUND/CLASS                                                       NO. OF SHARES       SHAREHOLDER
----------                                                       -------------     --------------
Northern Trust Co Trustee FBO
Appleton Coated 22-16031
P.O. Box 92956
Chicago, IL  60675                                                    XX                X.XX%

Charles Schwab & Co. Inc.
The Exclusive Use of Our Customers
101 Montgomery Street
Attn:  Mutual Funds
San Francisco, CA  94104                                              XX                X.XX%

LAUDUS ROSENBERG U.S. DISCOVERY - INV

Pershing LLC
P. O. Box 2052
Jersey City, NJ  07303-9998                                           XX                X.XX%

National Financial Services Corporation
One World Financial Center
Attention:  Mutual Funds Dept 5th Floor
New York, NY  10281                                                   XX                X.XX%

LAUDUS ROSENBERG U.S. LARGE/MID CAP LONG/SHORT EQUITY - INS

Charles Schwab & Co. Inc.
The Exclusive Use of Our Customers
101 Montgomery St
Attn: Mutual Funds
San Francisco, CA  94104                                              XX                X.XX%

National Investor Services FBO  097-50000-19
55 Water Street, 32nd Floor
New York, NY  10041-999                                               XX                X.XX%

Barr & June Rosenberg Foundation
17 La Punta
Orinda, CA  94563                                                     XX                X.XX%

National Financial Services LLC
For Exclusive Benefit of Our Customers
200 Liberty Street
New York, NY  10281                                                   XX                X.XX%

LAUDUS ROSENBERG U.S. LARGE/MID CAP LONG/SHORT EQUITY - INV.

Charles Schwab & Co. Inc.
The Exclusive Use of Our Customers
101 Montgomery Street
Attn: Mutual Funds
San Francisco, CA  94104                                              XX                X.XX%

                                                                                   PERCENT OF THE
                                                                                     CLASS TOTAL
                                                                                     ASSETS HELD
                                                                                        BY THE
FUND/CLASS                                                       NO. OF SHARES       SHAREHOLDER
----------                                                       -------------     --------------
Barr Rosenberg Series Trust
3435 Stelzer Road
Columbus, OH  43219                                                   XX                X.XX%

Pershing LLC
P.O. Box 2052
Jersey City, NJ  07303-9998                                           XX                X.XX%

LAUDUS ROSENBERG U.S. LARGE CAP - INST

Charles Schwab & Co. Inc.
The Exclusive Use of Our Customers
101 Montgomery Street
Attn:  Mutual Funds
San Francisco, CA  94104                                              XX                X.XX%

Laudus Corporate Solutions SA
40 Rue Du Colisee
Paris, France 067 75008                                               XX                X.XX%

L. Ray Adams
Oregon Steel Mills Inc
1000 S.W. Broadway
Portland, OR  97205                                                   XX                X.XX%

Matthew S. Shapiro & Donald C. Jones
Orthopedic Healthcare Northwest PC
1200 Hilyard
Attn: Debra Brister
Eugene, OR  97401                                                     XX                X.XX%

LAUDUS ROSENBERG U.S. LARGE CAP - INV

National Financial Services LLC
For Exclusive Benefit Of Our Customers
200 Liberty Street
New York, NY  10281                                                   XX                X.XX%

Pershing LLC
P. O. Box 2052
Jersey City, NJ  07303-9998                                           XX                X.XX%

Benjamin Stockton Howard
12703 Bruceville Rd
Elk Grove, CA  95758                                                  XX                X.XX%

LAUDUS ROSENBERG U.S. SMALL CAP - ADV

                                                                                   PERCENT OF THE
                                                                                     CLASS TOTAL
                                                                                     ASSETS HELD
                                                                                        BY THE
FUND/CLASS                                                       NO. OF SHARES       SHAREHOLDER
----------                                                       -------------     --------------
Smith Barney Inc.
333 W 34th St
New York, NY  10001                                                   XX                X.XX%

FTC and Co
P. O. Box 173736
Denver, CO  80217-3736                                                XX                X.XX%

Fahnestock Co. Inc. FBO
Laura Leonard
2315 Lincolnwood Dr
Evanston, IL  60201-2048                                              XX                X.XX%

LAUDUS ROSENBERG U.S. SMALL CAP - INST

Charles Schwab & Co. Inc.
The Exclusive Use Of Our Customers
101 Montgomery St
Attn:  Mutual Funds
San Francisco, CA  94104                                              XX                X.XX%

Pershing LLC
P. O. Box 2052
Jersey City, NJ  07303-9998                                           XX                X.XX%

National Financial Services Corporation
One World Financial Center
Attention:  Mutual Funds Dept., 5th Floor
New York, NY  10281                                                   XX                X.XX%

LAUDUS ROSENBERG U.S. SMALL CAP - INV

Mac & Co.
P. O. Box 534005
Pittsburgh, PA  15253                                                 XX                X.XX%

Charles Schwab & Co. Inc.
The Exclusive Use Of Our Customers
101 Montgomery St
Attn:  Mutual Funds
San Francisco, CA  94104                                              XX                X.XX%

National Financial Services Corporation
One World Financial Center
Attention Mutual Funds Dept, 5th Floor
New York, NY  10281                                                   XX                X.XX%

                                                                                   PERCENT OF THE
                                                                                     CLASS TOTAL
                                                                                     ASSETS HELD
                                                                                        BY THE
FUND/CLASS                                                       NO. OF SHARES       SHAREHOLDER
----------                                                       -------------     --------------
Merrill Lynch Pierce Fenner & Smith Inc
For the Sole Benefit of Its Customers
4800 Deer Lake Drive East
Jacksonville, FL  32246                                               XX                X.XX%

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY - INST

Lehman Brothers Special Financial Inc
3 World Financial Center, 6th Fl
New York, NY  10285                                                   XX                X.XX%

Charles Schwab & Co. Inc.
The Exclusive Use of Our Customers
101 Montgomery St
Attn:  Mutual Funds
San Francisco, CA  94104                                              XX                X.XX%

Rosenberg Alpha LP
4 Orinda Way
Orinda, CA  94563                                                     XX                X.XX%

Barr & June Rosenberg Foundation
17 La Punta
Orinda, CA  94563                                                     XX                X.XX%

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY - INV

Charles Schwab & Co. Inc.
The Exclusive Use Of Our Customers
101 Montgomery St
Attn:  Mutual Funds
San Francisco, CA  94104                                              XX                X.XX%

FTC and Co.
P. O. Box 173736
Denver, CO  80217-3736                                                XX                X.XX%

National Financial Services Corporation
One World Financial Center
Attention:  Mutual Funds Dept, 5th Floor
New York, NY  10281                                                   XX                X.XX%

Pershing LLC
P.O. Box 2052
Jersey City, NJ  07303-9998                                           XX                X.XX%

National Investor Services FBO 097-50000-19
55 Water Street, 32nd Floor
New York, NY  10041-999                                               XX                X.XX%

                                                                                   PERCENT OF THE
                                                                                     CLASS TOTAL
                                                                                     ASSETS HELD
                                                                                        BY THE
FUND/CLASS                                                       NO. OF SHARES       SHAREHOLDER
----------                                                       -------------     --------------
SEI Trust Company
C/O 370 Reinvest
One Freedom Valley Drive
Oaks, PA  19456                                                       XX                X.XX%

National Investor Services FBO 097-50000-19
55 Water Street, 32nd Fl
New York, NY  10041-999                                               XX                X.XX%

         The Laudus Rosenberg U.S. Large Capitalization Value Fund and the Laudus Rosenberg U.S. Long/Short Equity Fund were not operational as of 7/2/04.

         [The officers and Trustees of the Trust, as a group, owned less than 1% of any class of outstanding shares of the Trust as of 7/2/04.]

                        DETERMINATION OF NET ASSET VALUE

         Each business day, each Fund calculates its share price, or NAV, as of the close of the New York Stock Exchange ("NYSE"). This means that NAVs are calculated using the values of each Fund's portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or the adviser deems them to be unreliable are required to be valued at fair value using procedures approved by the Board of Trustees. Each Fund uses approved pricing services to provide values for its portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last sales price that day, or, if there are no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities may be fair valued pursuant to procedures approved by the Funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the Funds pursuant to the procedures.

                        PURCHASE AND REDEMPTION OF SHARES

         The procedures for purchasing shares of each of the Funds and for determining the offering price of such shares are described in the Prospectus. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of (i) $250,000 or (ii) 1% of the total net asset value of the Trust at the beginning of such period. The procedures for redeeming shares of each of the Funds are described in the Prospectus.

         As described in the Prospectus, the Trust reserves the right, in its sole discretion, to reject purchase orders for shares of a Fund. As a general matter, the Trust expects that it will not accept purchase orders when the purchase price is to be paid by cash (in the form of actual currency), third party checks, checks payable in foreign currency, credit card convenience checks or traveler's checks.

         The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers have also been authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives such order. Such orders will be priced at the respective Fund's net asset value per share next determined after such orders are received by an authorized broker or the broker's authorized designee.

                              FINANCIAL STATEMENTS

         The Report of the Independent Registered Public Accounting Firm and financial statements of the Funds in the Trust's Annual Report for the period ended March 31, 2004 (the "Annual Report") are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon request by writing to Laudus Trust, 3435 Stelzer Road, Columbus, Ohio 43219 or telephoning 1-800-447-3332.

         The financial statements incorporated by reference into this Statement
of Additional Information have been audited by [          ], an independent
public accounting firm, and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

                                              APPENDIX A - PROXY VOTING POLICIES

                                  LAUDUS TRUST
                         LAUDUS VARIABLE INSURANCE TRUST

                DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES
                                    JUNE 2004

         Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies for which it provides discretionary investment management services. CSIM 's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Compliance, Fund Administration, Legal and Portfolio Management Departments, and chaired by CSIM's Chief Investment Officer. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.

         The Boards of Trustees (the "Trustees") of Laudus Trust and Laudus Variable Insurance Trust (collectively, the "Funds" or "Laudus Funds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Laudus Funds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Laudus Funds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.

         To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.

PROXY VOTING POLICY

         For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy

Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.

         Except under the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.

         For proxy issues that are not addressed by ISS's Proxy Procedures or are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.

         CONFLICTS OF INTEREST. For all proxy issues, whether routine or non-routine, that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures.

         VOTING FOREIGN PROXIES. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

         -      proxy statements and ballots written in a foreign language;

         -      untimely and/or inadequate notice of shareholder meetings;

         -      restrictions of foreigner's ability to exercise votes;

         -      requirements to vote proxies in person;

         - the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting;

         - requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.

         In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.

         SUB-ADVISORY RELATIONSHIPS. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

REPORTING AND RECORD RETENTION

         CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.

         CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

PROXY COMMITTEE QUORUM

         Attendance by four members (or their respective designates) constitutes a quorum.

ISS PROXY VOTING GUIDELINES SUMMARY

         The following is a concise summary of ISS's current proxy voting policy guidelines.

1.       AUDITORS

         Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

         -      Tenure of the audit firm

         - Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price

         -      Length of the rotation period advocated in the proposal

         -      Significant audit-related issues

2.       BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

         Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:

         - Insiders and affiliated outsiders on boards that are not at least majority independent

         -      Directors who sit on more than six boards

         - Compensation Committee members if there is a disconnect between the CEO's pay and performance

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

         Vote AGAINST proposals to classify the board.

         Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

         Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

         Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

OPEN ACCESS (SHAREHOLDER RESOLUTION)

         Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3.       SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

         Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

         Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

         Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

         Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

         Vote AGAINST proposals to require a supermajority shareholder vote.

         Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

         Vote AGAINST proposals to eliminate cumulative voting.

         Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

         Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

4.       PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

         Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

         Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.       POISON PILLS

         Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.       MERGERS AND CORPORATE RESTRUCTURINGS

         Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.       REINCORPORATION PROPOSALS

         Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.       CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

         Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

         Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

         Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

         Vote AGAINST proposals to create a new class of common stock with superior voting rights.

         Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

         - It is intended for financing purposes with minimal or no dilution to current shareholders

         - It is not designed to preserve the voting power of an insider or significant shareholder

9.       EXECUTIVE AND DIRECTOR COMPENSATION

         ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

         Vote AGAINST a plan if the cost exceeds the allowable cap.

         Vote FOR a plan if the cost is reasonable (below the cap) unless either of the following conditions apply:

         - The plan expressly permits repricing without shareholder approval for listed companies; or

         - There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

         Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

         -      Historic trading patterns

         -      Rationale for the repricing

         -      Value-for-value exchange

         -      Option vesting

         -      Term of the option

         -      Exercise price

         -      Participation

EMPLOYEE STOCK PURCHASE PLANS

         Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

         Vote FOR employee stock purchase plans where all of the following apply:

         -      Purchase price is at least 85 percent of fair market value

         -      Offering period is 27 months or less, and

         -      Potential voting power dilution (VPD) is 10 percent or less.

         Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

         Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:

         - Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards

         - Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10.      SOCIAL AND ENVIRONMENTAL ISSUES

         These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

         In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

         Vote:

         - FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.

         - AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

PART C   OTHER INFORMATION
          LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
          LAUDUS ROSENBERG U.S. DISCOVERY FUND
          LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
          LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND
          LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND
          LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
          LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
          LAUDUS ROSENBERG EUROPEAN FUND
          LAUDUS ROSENBERG U.S. LONG/SHORT EQUITY FUND
          LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
          LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND


ITEM 23.  EXHIBITS.

     (a)  (1)    Second Amended and Restated Agreement and Declaration of Trust
                 of the Registrant -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

          (2) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

          (3) Amendment No. 2 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on May 28, 1999;

          (4) Amendment No. 3 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement filed on July 28, 2000;

          (5) Amendment No. 4 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement filed on December 4, 2000;

          (6) Amendment No. 5 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on July 11, 2001.

          (7) Amendment No. 6 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on January 16, 2002;

          (8) Amendment No. 7 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement filed on March 28, 2002;

          (9) Amendment No. 8 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;


          (10) Amendment No. 9 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement filed on May 27, 2004;


     (b) By-Laws of the Registrant -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

     (c) Reference is made to Article 5 of the Second Amended and Restated Agreement and Declaration of Trust of the Registrant;

     (d)  (1)    Management Contract between the Registrant on behalf of its
                 Laudus Rosenberg U.S. Small Capitalization Fund and Charles
                 Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration
                 Statement filed on March 12, 2004;

          (2) Management Contract between the Registrant on behalf of its Laudus Rosenberg International Small Capitalization Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (3) Management Contract between the Registrant on behalf of its Laudus Rosenberg Value Long/Short Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (4) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (5) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Growth Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (6) Management Contract between the Registrant on behalf of its Laudus Rosenberg International Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (7) Management Contract between the Registrant on behalf of its Laudus Rosenberg Global Long/Short Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (8) Management Contract between the Registrant on behalf of its Laudus Rosenberg U. S. Discovery Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (9) Management Contract between the Registrant on behalf of its Laudus Rosenberg European Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (10) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (11) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Long/Short Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (12) Form of Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Value Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement filed on May 27, 2004;


          (13) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Small Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (14) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg International Small Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (15) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg Value Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (16) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (17) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Growth Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (18) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg International Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (19) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg Global Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (20) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U. S. Discovery Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (21) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg European Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (22) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (23) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;


          (24) Form of Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Value Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement filed on May 27, 2004;


     (e)  (1)    Further Amended and Restated Distributor's Contract between the Registrant and Barr Rosenberg Funds Distributor, Inc. -- incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on January 16, 2002;

          (2) Amendment to Further Amended and Restated Distributor's Contract between the Registrant and Barr Rosenberg Funds Distributor, Inc. -- incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on January 16, 2002;

     (f)  None;

     (g)  (1)    Custody Agreement between the Registrant and Custodial Trust
                 Company -- incorporated by reference to Post-Effective
                 Amendment No. 45 to the Registration Statement filed on July
                 31, 2003;

          (2) Custody Agreement between the Registrant and State Street Bank and Trust Company -- incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on July 11, 2001;


          (3) Appendix A to the Custodian Agreement between the Registrant and State Street Bank and Trust Company -- incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement filed on May 27, 2004;


          (4) Form of Special Custody Account Agreement among the Registrant on behalf of its AXA Rosenberg Global Market Neutral Fund (renamed AXA Rosenberg Multi-Strategy Market Neutral Fund), Custodial Trust Company and Bear, Stearns Securities Corp. -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

          (5) Schedule of remuneration to Custody Agreement between the Registrant and Custodial Trust Company -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

     (h)  (1)    Transfer Agency Agreement between the Registrant and BISYS Fund
                 Services Ohio, Inc. -- incorporated by reference to the Post-
                 Effective Amendment No. 44 to the Registration Statement filed on May 30, 2003;

          (2) Expense Limitation Agreement between Charles Schwab Investment Management, Inc. and the Registrant on behalf of the Funds -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;


          (3) Schedule A to the Expense Limitation Agreement between Charles Schwab Investment Management, Inc. and the Registrant -- incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement filed on May 27, 2004;


          (4) Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to the Post-Effective Amendment No. 44 to the Registration Statement filed on May 30, 2003;


          (5) Schedule A to the Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement filed on May 27, 2004;


          (6) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to the Post-Effective Amendment No. 44 to the Registration Statement filed on May 30, 2003;


     (i)  Opinion and Consent of Counsel -- to be filed by later amendment;

     (j) Consent of Independent Registered Public Accounting Firm -- to be filed by later amendment;


     (k)  None;

     (l) Investment letter regarding initial capital -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;


     (m)  (1)    Amended and Restated Distribution and Shareholder Service Plan
                 for Investor shares -- incorporated by reference to Post-Effective Amendment No. 24 filed on May 28, 1999;


          (2) Distribution and Service Plan for Class A Shares -- incorporated by reference to Post-Effective Amendment No. 35 filed on December 4, 2000;

          (3) Distribution and Service Plan for Class B Shares -- incorporated by reference to Post-Effective Amendment No. 40 filed on January 16, 2002;

          (4) Distribution and Service Plan for Class C Shares -- incorporated by reference to Post-Effective Amendment No. 35 filed on December 4, 2000;

     (n) Further Amended and Restated Multi-Class Plan-- incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on July 11, 2001;

     (p)  (1)    Code of Ethics of the Registrant -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

          (2) Code of Ethics of Charles Schwab Investment Management, Inc., investment adviser to the Funds - incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (3) Code of Ethics of AXA Rosenberg Investment Management LLC, investment subadviser to the Funds -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

          (4) Code of Ethics of BISYS Fund Services Ohio, Inc., affiliate of principal underwriter to the Funds -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

     (q)  (1)    Power of Attorney of Nils H. Hakansson -- incorporated by
                 reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (2) Power of Attorney of Mariann Byerwalter -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (3) Power of Attorney of Jeffrey M. Lyons -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

          (4) Power of Attorney of William A. Hasler -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     The Board of Trustees of Registrant is substantially similar to the Board of Trustees of other Funds advised by Charles Schwab Investment Management, Inc. However, the officers of these Funds are different. That fact, together with the fact that the power residing in the respective boards and officers arises as the result of an official position with the respective Funds leads the Registrant to take the position that it is not under common control with these other Funds.

ITEM 25.  INDEMNIFICATION.

(a)  Indemnification

     Article VIII of the Registrant's Second Amended and Restated Agreement and

Declaration of Trust reads as follows (referring to the Registrant as the "Trust"):

                                  ARTICLE VIII

                                 Indemnification


     SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.


     SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available fact (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.


     SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

     SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder."


(b)  Summary of Indemnification Provisions

     The Trust shall indemnify each of its Trustees and officers against all liabilities, expenses and counsel fees reasonably incurred in the defense or disposition of any action, suit or proceeding in which the Trustee or officer is involved because of his or her role as a Trustee or officer unless, in the final adjudication of that action, suit or proceeding, the Trustee or officer was found to have acted with willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. This right of indemnification is not exclusive.

     Any shareholder held personally liable solely by reason of having been a shareholder shall be entitled to be held harmless from and indemnified against all loss or expense arising from such liability.

(c)  Insurance

     The Trust maintains Professional Liability Insurance for each of its directors and officers. The Trust's policy is carried by the American International Specialty Lines Insurance Company and insures each director and officer against professional liability for decisions made in connection with the Trust, to the extent permitted by the 1940 Act, up to a maximum of $3,000,000.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     The Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989, also serves as the investment manager to the Laudus Variable Insurance Trust, Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to the Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

     The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

NAME AND POSITION                                                      CONNECTION WITH
WITH ADVISER                     NAME OF COMPANY                       OTHER COMPANY
-----------------                ---------------                       ---------------
Charles R. Schwab                Charles Schwab & Co., Inc.            Chairman
Director
                                 The Charles Schwab Bank, N.A.         Chairman, Director
                                 The Charles Schwab Corporation        Chairman; Co-Chief Executive Officer
                                                                       until May 2003
                                 Schwab Holdings, Inc.                 Chairman and Chief Executive

                                                                       Officer
                                 Schwab International Holdings, Inc.   Chairman and Chief Executive Officer
                                 Schwab (SIS) Holdings, Inc.           Chairman and Chief Executive Officer
                                 Charles Schwab Holdings (UK)          Chairman
                                 U.S. Trust Corporation                Director
                                 United States Trust                   Director
                                 Company of New York
                                 The Gap, Inc.                         Director
                                 Siebel Systems                        Director
                                 Xign, Inc.                            Director until June 2003
                                 Stanford University                   Trustee
                                 Audiobase, Inc.                       Director until March 2002
                                 Vodaphone AirTouch PLC                Director until May 2002
                                 The Charles Schwab Trust Company      Director until July 2001
                                 SchwabFunds family of mutual funds    Trustee and Chairman

Randall W. Merk                  Charles Schwab & Co., Inc.            Executive Vice President.  Prior to
Director, President and                                                September 2002, Mr. Merk was
Chief Executive Officer                                                President and Chief Investment
                                                                       Officer, American Century Investment
                                                                       Management and Director, American
                                                                       Century Companies, Inc. (June 2001
                                                                       to August 2002); Chief Investment
                                                                       Officer, Fixed Income, American
                                                                       Century Companies, Inc. (January
                                                                       1997 to June 2001).
                                 Charles Schwab Asset Management       Director
                                 (Ireland) Limited
                                 Charles Schwab Worldwide Funds PLC    Director
                                 SchwabFunds family of mutual funds    President and Chief Executive Officer

Koji Felton                      SchwabFunds family of mutual funds    Secretary
Senior Vice President,
Chief Counsel and
Assistant Corporate

Secretary

Tai-Chin Tung                    The Charles Schwab Trust Company      Vice President
Senior Vice President
and Chief Financial
Officer
                                 Charles Schwab Asset Management       Director
                                 (Ireland) Limited
                                 Charles Schwab Worldwide Funds PLC    Director
                                 SchwabFunds family of mutual funds    Treasurer and Principal Financial
                                                                       Officer

Stephen B. Ward                  The Charles Schwab Trust Company      Chief Investment Officer
Director, Senior Vice
President and Chief
Investment Officer
                                 SchwabFunds family of mutual funds    Senior Vice President and Chief
                                                                       Investment Officer

Jeffrey Mortimer                                 --                                     --
Vice President and
Senior Portfolio
Manager
Jana D. Thompson                 Charles Schwab & Co., Inc.            Senior Vice President; Vice
Senior Vice President                                                  President, 2000 to February 2004
                                 Laudus Trust and Laudus Variable      President
                                 Insurance Trust


     AXA Rosenberg Investment Management LLC (the "Subadviser") was organized as a limited liability company under the laws of the State of Delaware in 1998, and is registered as an investment adviser under the Investment Advisers Act of 1940. The Subadviser provides investment advisory services to a substantial number of institutional investors and to the Laudus Rosenberg U.S. Small Capitalization Fund, the Laudus Rosenberg International Small Capitalization Fund, the Laudus Rosenberg Value Long/Short Equity Fund, the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the Laudus Rosenberg U.S. Large Capitalization Growth Fund, the Laudus Rosenberg U.S. Large Capitalization Value Fund, the Laudus Rosenberg International Equity Fund, the Laudus Rosenberg Global Long/Short Equity Fund, the AXA Rosenberg U.S. Discovery Fund, the Laudus Rosenberg European Fund, the Laudus Rosenberg U.S. Large Capitalization Fund, the Laudus Rosenberg U.S. Global Long/Short Equity Fund and the Laudus Rosenberg VIT Value Long/Short Equity Fund.


     Set forth below are the substantial business engagements during at least the past two fiscal years of each director or officer of the Subadviser:

NAME AND POSITION                NAME OF                               CONNECTION WITH
WITH SUBADVISER                  OTHER COMPANY                         OTHER COMPANY
-----------------                -------------                         ---------------
Kenneth Reid                     Barr Rosenberg                        Director
Global Chief Investment          Research Center
Officer

William Ricks                             --                              --
Chief Executive Officer and
Chief Investment Officer

Thomas Mead                      Barr Rosenberg                        Director; Deputy Director, 1999 to
Global Research Director of      Research Center                       2002
Research Center

ITEM  27. PRINCIPAL UNDERWRITERS:


(a) Laudus Distributor, Inc. (f/k/a Barr Rosenberg Funds Distributor, Inc.) (the "Distributor") is the principal underwriter of the Trust's Institutional Class, Investor Class and Adviser Class shares. The Distributor is also the principal underwriter for the Laudus Variable Insurance Trust.


(b) Information with respect to the Distributor's directors and officers is as follows:

                             POSITIONS AND OFFICES          POSITIONS AND OFFICES
     NAME                    WITH UNDERWRITER               WITH REGISTRANT
     ----                    ---------------------          ---------------------
     William J. Tomko        President                      None

     Kevin J. Dell           Secretary                      None

     Edward S. Forman        Assistant Secretary            None

     Dennis R. Sheehan       Director                       None

     James L. Fox            Treasurer/Director             None

     Stephen Hoffman         Financial Operations Officer   None

     Richard F. Froio        Vice President/Chief
                             Compliance Officer             None

     Charles L. Booth        Vice President/Assistant       None
                             Compliance Officer

     The principal business address of all directors and officers of the Distributor is

100 Summer Street, Suite 1500, Boston, Massachusetts, 02110

(c)  None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of:


1.   Laudus Trust
     3435 Stelzer Road
     Columbus, Ohio  43219
     Rule 31a-1 (b)(1),(2),(3), (4), (5), (6), (7), (8), (9), (10), (11)
     Rule 31a-2 (a)


2.   Charles Schwab Investment Management, Inc.
     101 Montgomery Street
     San Francisco, CA 94104

3.   AXA Rosenberg Investment Management LLC
     Four Orinda Way, Building E
     Orinda, CA  94563
     Rule 31a-1 (f)
     Rule 31a-2 (e)


4.   Laudus Distributor, Inc.
     3435 Stelzer Road
     Columbus, Ohio  43219
     Rule 31a-1 (d)
     Rule 31a-2 (c)


ITEM 29.  MANAGEMENT SERVICES.

     None.

ITEM 30.  UNDERTAKINGS.

     The Registrant undertakes to comply with the last three paragraphs of
Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Trust.

                                     NOTICE

     A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding for any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 48 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California, on the 28th day of May, 2004.


                                          LAUDUS TRUST

                                          By:  /s/ JANA D. THOMPSON
                                               --------------------

                                               Jana D. Thompson
                                               President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated and on the 28th day of May, 2004.



      SIGNATURE                      TITLE                        DATE
      ---------                      -----                        ----
/s/ JANA D. THOMPSON     President (Principal Executive       May 28, 2004
--------------------     Officer)
Jana D. Thompson

/s/ TROY SHEETS          Chief Financial Officer (Principal   May 28, 2004
---------------          Financial and Accounting Officer)
Troy Sheets

         *
--------------------     Trustee                              May 28, 2004
Jeffrey M. Lyons

         *
--------------------     Trustee                              May 28, 2004
Mariann Byerwalter

         *
--------------------     Trustee                              May 28, 2004
Nils H. Hakansson

         *
--------------------     Trustee                              May 28, 2004
William A. Hasler


*By:   /s/ JENNIFER M. LEACH
       ---------------------
       Jennifer M. Leach
       Attorney-in-Fact


Date:  May 28, 2004

                                  EXHIBIT INDEX


EXHIBIT
NUMBER         DESCRIPTION
------         -----------